DIMENSIONAL EMERGING MARKETS VALUE FUND
PORTFOLIO HOLDINGS REPORT
January 31, 2023
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedule of Investments
Dimensional Emerging Markets Value Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedule of Investments
Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SA	Special Assessment

Investment Footnotes
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Dimensional Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.2%)
BRAZIL — (3.7%)
*	Alliar Medicos A Frente SA	26,300	$110,820
*	Anima Holding SA	356,100	310,061
	Atacadao SA	743,150	2,408,214
	Banco Bradesco SA, ADR	1,008,174	2,812,806
	Banco Bradesco SA	3,613,660	8,983,785
	Banco do Brasil SA	2,692,252	21,585,536
	Banco Santander Brasil SA	1,005,419	5,733,877
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	201,591	1,183,423
*	BRF SA	1,051,941	1,649,518
*	C&A MODAS SA	243,100	142,710
	Camil Alimentos SA	625,691	1,021,803
	Cia Brasileira de Aluminio	24,900	62,295
	Cia Brasileira de Distribuicao	803,858	3,281,118
#	Cia Siderurgica Nacional SA, Sponsored ADR	748,986	2,756,268
	Cia Siderurgica Nacional SA	1,370,109	4,993,207
	Cielo SA	5,142,220	5,075,059
*	Cogna Educacao	5,670,908	2,658,779
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,264,931	3,782,608
	Dexco SA	1,014,922	1,507,498
	Direcional Engenharia SA	463,057	1,456,774
*	Embraer SA	2,588,587	8,337,450
*	Embraer SA, Sponsored ADR	219,257	2,826,223
	Empreendimentos Pague Menos SA	73,400	60,585
	Enauta Participacoes SA	621,873	1,843,703
	Eternit SA	115,100	320,384
	Even Construtora e Incorporadora SA	668,356	629,345
	Ez Tec Empreendimentos e Participacoes SA	350,253	1,010,816
*	Gafisa SA	49,637	126,724
	Gafisa SA, ADR	18,331	119,980
	Gerdau SA, Sponsored ADR	4,397,633	28,584,614
	Grupo De Moda Soma SA	195,286	403,937
	Guararapes Confeccoes SA	367,000	368,713
*Ω	Hapvida Participacoes e Investimentos SA	13,335,178	13,528,784
*††	Hua Han Health Industry Holdings Ltd.	17,852,160	0
*	International Meal Co. Alimentacao SA, Class A	714,142	353,111
	Iochpe-Maxion SA	945,790	2,135,168
*	IRB Brasil Resseguros SA	39,212	201,840
	Jalles Machado SA	46,300	67,585
	JBS SA	3,251,399	12,861,354
	JHSF Participacoes SA	2,062,505	2,092,449
	Lavvi Empreendimentos Imobiliarios Ltda	137,000	147,895
	M Dias Branco SA	35,380	238,501
*	Marisa Lojas SA	320,326	87,081
	Mills Estruturas e Servicos de Engenharia SA	24,300	50,359
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	26,200	25,238
*	Moura Dubeux Engenharia SA	27,000	30,158
	Movida Participacoes SA	72,000	107,086
	MRV Engenharia e Participacoes SA	1,774,453	2,453,886
	Multilaser Industrial SA	274,429	181,104
	Natura & Co. Holding SA	2,958,906	8,480,996
#	Natura & Co. Holding SA, ADR	49,497	285,598
	Petroleo Brasileiro SA, Sponsored ADR	10,372,552	107,044,737
	Petroleo Brasileiro SA, Sponsored ADR	4,446,951	51,584,632
	Petroleo Brasileiro SA	10,640,384	61,750,825
	Positivo Tecnologia SA	385,008	648,468

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Qualicorp Consultoria e Corretora de Seguros SA	95,400	$118,585
	Romi SA	256,372	970,681
	Sao Carlos Empreendimentos e Participacoes SA	60,300	181,626
*Ω	Ser Educacional SA	141,077	132,842
	TIM SA	3,765,346	8,745,234
	Trisul SA	386,405	284,687
	Tupy SA	416,802	2,217,722
	Ultrapar Participacoes SA	858,683	2,231,158
	Usinas Siderurgicas de Minas Gerais SA Usiminas	517,000	891,151
	Vale SA	201,207	3,746,057
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	174,237	320,239
*	Via SA	5,354,817	2,531,679
	Vibra Energia SA	1,296,675	4,204,493
	YDUQS Participacoes SA	119,600	243,380
*	Zamp SA	46,600	50,031
TOTAL BRAZIL			407,375,053
CHILE — (0.6%)
	Banco de Credito e Inversiones SA	19,450	586,382
	Besalco SA	530,992	252,281
*	Camanchaca SA	1,334,309	95,546
	CAP SA	577,702	5,335,878
	Cementos BIO BIO SA	665,307	541,564
	Cencosud SA	6,731,811	12,095,639
	Cia Sud Americana de Vapores SA	46,327,047	4,026,899
	Cristalerias de Chile SA	264,624	1,035,551
	Empresa Nacional de Telecomunicaciones SA	722,780	2,772,439
	Empresas CMPC SA	4,232,913	7,278,897
	Empresas COPEC SA	1,694,727	12,782,915
	Empresas Hites SA	1,783,807	219,372
	Enel Americas SA	22,106,703	2,927,769
	Falabella SA	848,689	1,973,075
	Grupo Security SA	4,724,771	1,097,914
	Inversiones Aguas Metropolitanas SA	2,219,249	1,316,241
	Itau CorpBanca Chile SA	579,486,299	1,318,970
	Masisa SA	9,452,384	513,764
	PAZ Corp. SA	1,562,812	734,526
	Ripley Corp. SA	676,606	140,918
	Salfacorp SA	2,208,352	823,017
	Sigdo Koppers SA	187,924	259,979
	SMU SA	3,004,485	466,341
	Sociedad Matriz SAAM SA	45,934,704	5,436,449
	Socovesa SA	3,702,080	462,453
	SONDA SA	233,491	115,839
	Vina Concha y Toro SA	997,616	1,274,774
TOTAL CHILE			65,885,392
CHINA — (28.9%)
	360 DigiTech, Inc., ADR	161,849	3,905,416
	360 Security Technology, Inc., Class A	1,083,600	1,126,326
*	361 Degrees International Ltd.	5,174,000	2,503,858
Ω	3SBio, Inc.	4,905,500	5,343,183
	5I5J Holding Group Co. Ltd., Class A	1,102,800	448,191
*††	A Metaverse Co.	270,000	1,963
#*	AAC Technologies Holdings, Inc.	3,635,500	9,687,852
Ω	AAG Energy Holdings Ltd.	1,138,000	243,821
	Accelink Technologies Co. Ltd., Class A	190,300	490,777

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ADAMA Ltd., Class A	24,500	$34,675
	Addsino Co. Ltd., Class A	646,700	1,015,941
*	Advanced Technology & Materials Co. Ltd., Class A	275,600	360,198
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	942,930
	AECC Aviation Power Co. Ltd., Class A	345,407	2,327,157
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	419,623	589,745
*	Agile Group Holdings Ltd.	6,776,999	2,180,084
	Agricultural Bank of China Ltd., Class H	98,629,000	35,499,836
	Aisino Corp., Class A	596,467	1,062,840
	Ajisen China Holdings Ltd.	3,383,000	400,843
*	Alibaba Group Holding Ltd.	8,310,500	114,258,233
*	Alibaba Pictures Group Ltd.	19,640,000	1,482,572
Ω	A-Living Smart City Services Co. Ltd.	2,477,750	3,135,636
	Aluminum Corp. of China Ltd., Class H	19,370,000	10,351,208
	Angang Steel Co. Ltd., Class H	8,447,632	2,614,412
	Anhui Conch Cement Co. Ltd., Class H	6,701,000	25,439,820
	Anhui Construction Engineering Group Co. Ltd., Class A	454,600	343,750
	Anhui Guangxin Agrochemical Co. Ltd., Class A	141,559	664,714
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	629,271
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	56,851	280,987
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	251,600	334,699
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	724,903	571,698
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	23,900	34,195
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	378,200	453,025
	Anhui Xinhua Media Co. Ltd., Class A	683,764	561,759
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	392,004	946,036
*	Anton Oilfield Services Group	15,908,000	733,750
	Aoshikang Technology Co. Ltd., Class A	98,600	393,673
*	Aotecar New Energy Technology Co. Ltd., Class A	298,300	132,069
	APT Satellite Holdings Ltd.	154,000	44,240
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	13,800	59,402
	Asia Cement China Holdings Corp.	2,918,000	1,374,490
Ω	AsiaInfo Technologies Ltd.	568,800	1,050,909
	Avary Holding Shenzhen Co. Ltd., Class A	554,581	2,375,516
	AVIC Industry-Finance Holdings Co. Ltd., Class A	2,042,900	1,587,666
	AviChina Industry & Technology Co. Ltd., Class H	12,969,000	6,745,329
Ω	BAIC Motor Corp. Ltd., Class H	10,104,000	3,101,519
*	Baidu, Inc., Sponsored ADR	714,105	96,175,661
Ω	BAIOO Family Interactive Ltd.	1,124,000	73,297
	Bank of Beijing Co. Ltd., Class A	4,898,822	3,085,338
	Bank of Changsha Co. Ltd., Class A	1,373,600	1,397,546
	Bank of Chengdu Co. Ltd., Class A	1,372,128	2,957,065
	Bank of China Ltd., Class H	260,582,817	99,194,646
	Bank of Chongqing Co. Ltd., Class H	3,051,500	1,685,373
	Bank of Communications Co. Ltd., Class H	28,640,574	17,702,707
	Bank of Guiyang Co. Ltd., Class A	1,120,251	925,353
	Bank of Hangzhou Co. Ltd., Class A	1,578,105	3,047,697
	Bank of Jiangsu Co. Ltd., Class A	4,149,605	4,568,980
	Bank of Nanjing Co. Ltd., Class A	3,503,931	5,393,282
	Bank of Ningbo Co. Ltd., Class A	1,970,581	9,600,945
	Bank of Shanghai Co. Ltd., Class A	3,354,147	2,977,608
	Bank of Suzhou Co. Ltd., Class A	1,123,508	1,301,461
*	Bank of Tianjin Co. Ltd., Class H	29,000	7,066
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	442,858	65,527
	Baoshan Iron & Steel Co. Ltd., Class A	5,694,277	5,219,559
*	Baoye Group Co. Ltd., Class H	1,561,120	774,646
*	Baozun, Inc., Class A	40,800	100,716
	BBMG Corp., Class H	13,745,000	1,791,607
	Befar Group Co. Ltd., Class A	254,600	205,655

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beibuwan Port Co. Ltd., Class A	312,900	$350,038
	Beijing Capital Development Co. Ltd., Class A	425,200	364,463
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,199,879	1,385,627
*	Beijing Capital International Airport Co. Ltd., Class H	10,648,000	8,098,394
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	764,000	1,039,212
*	Beijing Energy International Holding Co. Ltd.	4,182,000	113,067
	Beijing Enlight Media Co. Ltd., Class A	497,500	605,669
	Beijing Enterprises Holdings Ltd.	2,927,000	9,939,535
	Beijing Enterprises Water Group Ltd.	17,900,000	4,574,090
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	355,528	560,505
	Beijing Haixin Energy Technology Co. Ltd., Class A	370,200	235,148
*	Beijing Health Holdings Ltd.	3,048,000	26,605
*	Beijing Jetsen Technology Co. Ltd., Class A	708,200	502,933
	Beijing Jingyuntong Technology Co. Ltd., Class A	545,900	576,753
	Beijing New Building Materials PLC, Class A	288,510	1,223,290
#	Beijing North Star Co. Ltd., Class H	5,166,000	612,496
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	719,200	221,748
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	375,300	473,604
	Beijing Originwater Technology Co. Ltd., Class A	239,332	173,971
	Beijing Shiji Information Technology Co. Ltd., Class A	188,157	477,297
	Beijing Shougang Co. Ltd., Class A	1,194,166	698,254
	Beijing Shunxin Agriculture Co. Ltd., Class A	91,822	369,928
	Beijing Sinnet Technology Co. Ltd., Class A	730,028	971,023
	Beijing SL Pharmaceutical Co. Ltd., Class A	427,200	546,622
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	223,235	193,193
	Beijing Ultrapower Software Co. Ltd., Class A	394,600	288,492
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	141,951
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	927,856
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,501,356	4,743,762
	Bengang Steel Plates Co. Ltd., Class A	515,600	238,609
	Best Pacific International Holdings Ltd., Class H	396,000	56,543
	Bestsun Energy Co. Ltd., Class A	173,200	112,968
	Better Life Commercial Chain Share Co. Ltd., Class A	445,530	399,694
	BGI Genomics Co. Ltd., Class A	117,100	945,565
	Biem.L.Fdlkk Garment Co. Ltd., Class A	73,725	298,068
	Black Peony Group Co. Ltd., Class A	151,800	158,520
*	Blue Sail Medical Co. Ltd., Class A	46,000	55,248
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	971,800	765,134
Ω	BOC Aviation Ltd.	191,100	1,591,471
	BOC International China Co. Ltd., Class A	66,400	111,076
	BOE Technology Group Co. Ltd., Class A	13,370,757	7,897,674
*	Bohai Leasing Co. Ltd., Class A	2,291,900	798,861
	Bright Dairy & Food Co. Ltd., Class A	630,905	997,758
	Bright Real Estate Group Co. Ltd., Class A	171,200	61,235
*††	Brilliance China Automotive Holdings Ltd.	16,650,000	9,889,454
	BTG Hotels Group Co. Ltd., Class A	200,100	692,442
	BYD Electronic International Co. Ltd.	2,834,500	9,824,809
#	C C Land Holdings Ltd.	15,072,429	3,646,781
	C&D International Investment Group Ltd.	506,256	1,609,690
	C&S Paper Co. Ltd., Class A	354,200	673,059
	Cabbeen Fashion Ltd.	1,514,000	194,955
	Caitong Securities Co. Ltd., Class A	674,310	781,431
	Camel Group Co. Ltd., Class A	216,320	287,021
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	173,200	127,513
*	Capital Environment Holdings Ltd.	12,116,000	259,227
	Carrianna Group Holdings Co. Ltd.	3,478,391	197,347
	CECEP Solar Energy Co. Ltd., Class A	1,309,900	1,490,369

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CECEP Wind-Power Corp., Class A	1,735,370	$1,025,390
	Central China Management Co. Ltd.	7,334,350	777,025
	Central China New Life Ltd.	110,000	49,531
#	Central China Real Estate Ltd.	5,227,836	299,842
	CGN New Energy Holdings Co. Ltd.	6,484,000	2,470,535
	CGN Nuclear Technology Development Co. Ltd., Class A	179,700	216,884
	Changchun Faway Automobile Components Co. Ltd., Class A	121,820	164,990
	Changjiang Securities Co. Ltd., Class A	1,260,190	1,075,377
	Chaowei Power Holdings Ltd.	3,472,000	1,012,586
*	Cheetah Mobile, Inc., ADR	17,313	47,092
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	284,608	541,925
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	392,024
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	83,100	214,314
	Chengdu Wintrue Holding Co. Ltd., Class A	258,800	466,267
	Chengtun Mining Group Co. Ltd., Class A	610,764	572,117
	Chenguang Biotech Group Co. Ltd., Class A	40,200	110,439
*	Chengzhi Co. Ltd., Class A	190,511	260,592
	China Aerospace International Holdings Ltd.	12,534,000	744,284
#	China Aircraft Leasing Group Holdings Ltd.	896,000	601,214
	China BlueChemical Ltd., Class H	9,800,878	2,694,282
#Ω	China Bohai Bank Co. Ltd., Class H	957,000	189,240
#*	China Boton Group Co. Ltd.	262,000	93,115
	China CAMC Engineering Co. Ltd., Class A	347,300	430,559
	China Cinda Asset Management Co. Ltd., Class H	35,063,000	4,978,193
	China CITIC Bank Corp. Ltd., Class H	34,902,112	16,838,525
	China Coal Energy Co. Ltd., Class H	11,120,000	8,923,549
	China Communications Services Corp. Ltd., Class H	13,939,071	5,304,368
*	China Conch Environment Protection Holdings Ltd.	49,000	21,448
	China Conch Venture Holdings Ltd.	4,073,500	8,644,314
	China Construction Bank Corp., Class H	430,560,101	278,697,578
	China CSSC Holdings Ltd., Class A	375,700	1,322,553
	China Design Group Co. Ltd., Class A	48,100	56,254
#*††	China Dili Group	4,137,899	261,219
	China Dongxiang Group Co. Ltd.	4,834,000	244,540
*	China Eastern Airlines Corp. Ltd., Class H	2,970,000	1,191,910
	China Education Group Holdings Ltd.	213,000	338,222
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	155,108
	China Energy Engineering Corp. Ltd., Class A	7,387,830	2,574,637
	China Energy Engineering Corp. Ltd., Class H	3,658,000	472,992
	China Everbright Bank Co. Ltd., Class H	13,370,000	4,267,903
#Ω	China Everbright Greentech Ltd.	3,443,000	844,942
	China Everbright Ltd.	6,307,869	4,899,570
*††	China Financial Services Holdings Ltd.	94,200	3,830
	China Foods Ltd.	2,294,000	854,859
	China Galaxy Securities Co. Ltd., Class H	15,371,500	8,286,066
	China Gas Holdings Ltd.	12,293,800	19,139,213
#	China Glass Holdings Ltd.	4,496,000	736,477
#	China Gold International Resources Corp. Ltd.	240,700	864,501
*	China Grand Automotive Services Group Co. Ltd., Class A	217,500	68,419
	China Great Wall Securities Co. Ltd., Class A	307,400	415,882
	China Greatwall Technology Group Co. Ltd., Class A	608,300	1,098,922
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	451,200	898,561
	China Hanking Holdings Ltd.	911,000	98,632
#	China Harmony Auto Holding Ltd.	4,980,500	733,011
*††	China High Precision Automation Group Ltd.	429,000	12,515
*	China High Speed Railway Technology Co. Ltd., Class A	716,600	258,986
*	China High Speed Transmission Equipment Group Co. Ltd.	1,889,000	888,973
	China Hongqiao Group Ltd.	10,475,000	12,183,724
*††Ω	China Huarong Asset Management Co. Ltd., Class H	32,996,000	2,004,003

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
††	China Huiyuan Juice Group Ltd.	4,269,983	$190,923
	China International Marine Containers Group Co. Ltd., Class H	4,735,020	3,636,621
#	China Isotope & Radiation Corp.	8,000	18,660
	China Jinmao Holdings Group Ltd.	32,896,141	7,556,075
	China Jushi Co. Ltd., Class A	1,274,148	2,789,321
	China Kepei Education Group Ltd.	1,630,000	766,662
	China Lesso Group Holdings Ltd.	6,535,000	7,428,359
	China Lilang Ltd.	1,763,000	904,503
#*	China Longevity Group Co. Ltd.	1,152,649	37,779
*††	China Maple Leaf Educational Systems Ltd.	7,422,000	125,985
	China Medical System Holdings Ltd.	4,093,000	7,065,403
	China Meheco Co. Ltd., Class A	425,320	959,506
	China Merchants Bank Co. Ltd., Class H	15,005,000	97,324,336
	China Merchants Land Ltd.	11,372,000	855,319
	China Merchants Port Holdings Co. Ltd.	6,483,231	9,088,349
	China Merchants Property Operation & Service Co. Ltd., Class A	91,200	222,734
Ω	China Merchants Securities Co. Ltd., Class H	782,020	854,796
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,361,110	2,997,886
#*††	China Metal Recycling Holdings Ltd.	3,259,800	0
#	China Minsheng Banking Corp. Ltd., Class H	18,898,400	7,065,664
#	China Modern Dairy Holdings Ltd.	10,284,000	1,459,554
	China National Accord Medicines Corp. Ltd., Class A	180,706	939,125
	China National Building Material Co. Ltd., Class H	21,771,250	19,976,349
	China National Chemical Engineering Co. Ltd., Class A	1,112,300	1,433,305
	China National Medicines Corp. Ltd., Class A	258,300	1,176,993
	China National Nuclear Power Co. Ltd., Class A	5,297,083	4,746,979
Ω	China New Higher Education Group Ltd.	2,511,000	1,284,429
*	China New Town Development Co. Ltd.	2,790,522	22,322
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	376,800	318,212
	China Nonferrous Mining Corp. Ltd.	44,000	24,048
*	China Oil & Gas Group Ltd.	18,900,000	699,453
	China Oilfield Services Ltd., Class H	6,190,000	7,502,484
	China Oriental Group Co. Ltd.	6,502,000	1,338,012
	China Overseas Grand Oceans Group Ltd.	11,572,742	5,400,087
	China Overseas Land & Investment Ltd.	14,866,500	40,143,564
	China Pacific Insurance Group Co. Ltd., Class H	8,809,000	24,220,045
	China Petroleum & Chemical Corp., Class H	84,877,575	45,831,282
*††	China Properties Group Ltd.	3,380,000	33,536
	China Publishing & Media Co. Ltd., Class A	477,385	352,462
	China Railway Group Ltd., Class H	15,465,000	8,436,681
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,898,000	2,009,868
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	248,522
*	China Rare Earth Holdings Ltd.	4,650,600	344,241
	China Reinsurance Group Corp., Class H	24,824,000	1,905,662
Ω	China Renaissance Holdings Ltd.	192,200	255,778
	China Resources Cement Holdings Ltd.	14,722,000	8,514,084
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	948,083
	China Resources Gas Group Ltd.	2,871,100	12,073,654
#	China Resources Land Ltd.	15,762,000	75,540,231
	China Resources Medical Holdings Co. Ltd.	5,010,000	3,921,289
Ω	China Resources Pharmaceutical Group Ltd.	9,021,000	6,795,030
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	328,031	2,363,069
	China Risun Group Ltd.	1,933,000	933,136
	China Sanjiang Fine Chemicals Co. Ltd.	4,261,000	914,462
	China SCE Group Holdings Ltd.	8,513,000	1,161,902
#*Ω	China Shengmu Organic Milk Ltd.	729,000	31,192
	China Shenhua Energy Co. Ltd., Class H	13,501,000	42,023,475
	China Shineway Pharmaceutical Group Ltd.	1,838,000	1,715,960

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Shuifa Singyes Energy Holdings Ltd.	926,000	$119,467
*	China Silver Group Ltd.	8,388,000	472,474
#*	China South City Holdings Ltd.	26,638,000	1,938,211
	China South Publishing & Media Group Co. Ltd., Class A	602,000	878,652
*	China Southern Airlines Co. Ltd., Class H	4,090,000	2,716,854
	China Starch Holdings Ltd.	13,595,000	443,647
	China State Construction Engineering Corp. Ltd., Class A	14,215,306	11,682,177
	China Sunshine Paper Holdings Co. Ltd.	1,963,000	532,174
	China Taiping Insurance Holdings Co. Ltd.	8,356,000	11,573,322
#*	China Tianrui Group Cement Co. Ltd.	45,000	34,664
	China Tianying, Inc., Class A	948,700	777,661
Ω	China Tower Corp. Ltd., Class H	161,984,000	18,404,757
	China Traditional Chinese Medicine Holdings Co. Ltd.	16,170,000	7,747,229
*	China TransInfo Technology Co. Ltd., Class A	39,682	59,528
*	China Travel International Investment Hong Kong Ltd.	13,581,631	2,899,856
	China Tungsten & Hightech Materials Co. Ltd., Class A	302,733	737,449
	China Vanke Co. Ltd., Class H	7,349,605	14,857,224
	China West Construction Group Co. Ltd., Class A	358,900	429,528
*††	China Wood Optimization Holding Ltd.	88,000	1,894
Ω	China Xinhua Education Group Ltd.	294,000	40,531
	China XLX Fertiliser Ltd.	2,074,000	1,213,112
	China Yongda Automobiles Services Holdings Ltd.	5,088,000	4,400,196
*	China ZhengTong Auto Services Holdings Ltd.	2,377,500	215,790
*	China Zheshang Bank Co. Ltd., Class H	156,000	56,943
#*††	China Zhongwang Holdings Ltd.	13,622,954	547,271
	Chinasoft International Ltd.	188,000	165,284
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	536,800	762,124
	Chongqing Changan Automobile Co. Ltd., Class A	1,560,666	3,285,771
	Chongqing Department Store Co. Ltd., Class A	191,884	687,581
*	Chongqing Dima Industry Co. Ltd., Class A	1,242,992	397,869
*	Chongqing Iron & Steel Co. Ltd., Class H	798,000	93,971
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	84,753
	Chongqing Rural Commercial Bank Co. Ltd., Class H	13,685,000	4,943,671
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	363,700	363,601
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	423,300	438,337
	Chow Tai Seng Jewellery Co. Ltd., Class A	185,700	425,857
	Chu Kong Shipping Enterprises Group Co. Ltd.	526,000	74,531
#	CIFI Ever Sunshine Services Group Ltd.	698,000	383,324
	CIMC Enric Holdings Ltd.	3,668,000	4,116,787
	Cinda Real Estate Co. Ltd., Class A	783,100	651,715
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	355,271
	CITIC Ltd.	19,061,483	22,305,223
	CITIC Resources Holdings Ltd.	15,150,000	958,435
	CITIC Securities Co. Ltd., Class H	5,509,325	12,604,311
	City Development Environment Co. Ltd., Class A	50,400	77,482
*	Citychamp Watch & Jewellery Group Ltd.	476,000	77,736
#*	CMGE Technology Group Ltd.	914,000	231,653
	CMOC Group Ltd., Class H	5,790,000	3,351,273
	CMST Development Co. Ltd., Class A	608,600	461,131
*	CNFinance Holdings Ltd., ADR	5,312	10,571
	CNHTC Jinan Truck Co. Ltd., Class A	340,258	821,787
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	714,560	790,581
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	283,290	671,496
	COFCO Biotechnology Co. Ltd., Class A	518,300	667,782
#	COFCO Joycome Foods Ltd.	9,454,000	3,069,549
*††	Colour Life Services Group Co. Ltd.	2,811,548	83,366
	Comba Telecom Systems Holdings Ltd.	1,318,000	252,818
	Concord New Energy Group Ltd.	35,720,000	3,468,755
	Consun Pharmaceutical Group Ltd.	2,242,000	1,182,982

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Coolpad Group Ltd.	13,182,079	$116,239
	COSCO SHIPPING Development Co. Ltd., Class H	13,811,000	1,908,439
#*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,982,000	1,867,238
	COSCO SHIPPING Holdings Co. Ltd., Class H	11,797,500	12,237,312
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,516,000	1,156,471
	COSCO SHIPPING Ports Ltd.	10,946,389	8,281,006
	Country Garden Holdings Co. Ltd.	37,862,106	14,207,038
	CPMC Holdings Ltd.	4,066,000	2,330,971
*	CPT Technology Group Co. Ltd., Class A	415,000	121,208
	CQ Pharmaceutical Holding Co. Ltd., Class A	507,600	399,310
#*	Crazy Sports Group Ltd.	8,236,000	259,809
	CSG Holding Co. Ltd., Class A	567,849	610,744
#	CSSC Hong Kong Shipping Co. Ltd.	916,000	150,901
	CTS International Logistics Corp. Ltd., Class A	337,870	533,100
Ω	Dali Foods Group Co. Ltd.	3,159,000	1,408,690
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	529,723
	Daqin Railway Co. Ltd., Class A	6,459,961	6,413,629
	Dare Power Dekor Home Co. Ltd., Class A	144,600	202,236
	Dashang Co. Ltd., Class A	178,708	465,615
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	113,417
	Dazhong Transportation Group Co. Ltd., Class A	359,539	169,467
	Dazzle Fashion Co. Ltd., Class A	185,600	429,391
	DBG Technology Co. Ltd., Class A	298,278	434,443
	Dexin China Holdings Co. Ltd.	1,241,000	120,114
	DHC Software Co. Ltd., Class A	701,900	645,052
	Dian Diagnostics Group Co. Ltd., Class A	43,300	171,917
	Digital China Group Co. Ltd., Class A	227,300	827,717
	Digital China Holdings Ltd.	3,712,000	1,893,193
	Digital China Information Service Co. Ltd., Class A	316,700	548,368
	Dong-E-E-Jiao Co. Ltd., Class A	202,013	1,318,741
	Dongfang Electric Corp. Ltd., Class H	973,200	1,738,175
	Dongfeng Motor Group Co. Ltd., Class H	12,676,000	7,557,640
	Dongguan Development Holdings Co. Ltd., Class A	164,900	230,276
	Dongjiang Environmental Co. Ltd., Class H	51,000	16,481
	Dongxing Securities Co. Ltd., Class A	763,900	947,133
	Dongyue Group Ltd.	5,875,000	7,033,384
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	638,000	222,160
	East Group Co. Ltd., Class A	40,100	44,223
	E-Commodities Holdings Ltd.	5,880,000	1,240,228
	Edvantage Group Holdings Ltd.	339,291	172,592
	EIT Environmental Development Group Co. Ltd., Class A	700	1,653
*	Elion Energy Co. Ltd., Class A	807,498	519,511
	ENN Natural Gas Co. Ltd., Class A	219,900	588,541
	Eoptolink Technology, Inc.Ltd., Class A	106,300	397,186
	Era Co. Ltd., Class A	115,300	80,705
	Essex Bio-technology Ltd.	207,000	112,805
	Eternal Asia Supply Chain Management Ltd., Class A	357,800	340,527
#	EVA Precision Industrial Holdings Ltd.	3,990,000	597,379
	Everbright Jiabao Co. Ltd., Class A	607,266	300,983
#Ω	Everbright Securities Co. Ltd., Class H	899,400	673,934
#*	Fang Holdings Ltd., ADR	3,666	2,199
*	Fangda Carbon New Material Co. Ltd., Class A	915,594	894,276
	Fangda Special Steel Technology Co. Ltd., Class A	631,970	577,057
#	Fanhua, Inc., Sponsored ADR	2,527	19,610
	Far East Horizon Ltd.	7,898,000	7,134,069
	FAW Jiefang Group Co. Ltd.	724,752	885,041
	FAWER Automotive Parts Co. Ltd., Class A	135,900	98,420
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	327,778	683,288
*	FIH Mobile Ltd.	4,214,000	447,008

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Financial Street Holdings Co. Ltd., Class A	569,730	$442,457
	FinVolution Group, ADR	239,660	1,315,733
	First Capital Securities Co. Ltd., Class A	444,900	396,284
	Fosun International Ltd.	10,868,683	10,090,979
	Founder Securities Co. Ltd., Class A	1,689,907	1,740,905
	Foxconn Industrial Internet Co. Ltd., Class A	2,764,793	3,901,257
	Fu Shou Yuan International Group Ltd.	3,066,000	2,586,989
*	Fuan Pharmaceutical Group Co. Ltd., Class A	571,196	324,648
	Fufeng Group Ltd.	9,181,000	6,442,860
	Fujian Funeng Co. Ltd., Class A	364,944	674,326
	Fujian Star-net Communication Co. Ltd., Class A	84,700	261,579
	Fujian Sunner Development Co. Ltd., Class A	422,598	1,539,531
	Fulongma Group Co. Ltd., Class A	164,900	223,463
	Gansu Qilianshan Cement Group Co. Ltd., Class A	256,400	391,671
	Gansu Shangfeng Cement Co. Ltd., Class A	334,680	609,594
	GCL Energy Technology Co. Ltd.	255,200	421,207
*	GCL Technology Holdings Ltd.	28,393,000	7,862,849
*	GDS Holdings Ltd., Class A	800,600	2,334,635
	Geely Automobile Holdings Ltd.	19,494,000	31,625,105
	GEM Co. Ltd., Class A	1,160,200	1,375,790
	Gemdale Corp., Class A	1,042,554	1,526,925
	Gemdale Properties & Investment Corp. Ltd.	33,644,000	2,916,623
Ω	Genertec Universal Medical Group Co. Ltd.	5,727,000	3,509,651
*	Genimous Technology Co. Ltd., Class A	156,700	130,896
	GF Securities Co. Ltd., Class H	2,865,000	4,691,634
	Giant Network Group Co. Ltd., Class A	274,000	393,570
*	Glorious Property Holdings Ltd.	16,495,000	178,532
*	Glory Health Industry Ltd.	4,564,000	127,684
	GoerTek, Inc., Class A	877,920	2,699,065
	Goldcard Smart Group Co. Ltd.	156,680	260,716
*	Golden Eagle Retail Group Ltd.	12,000	6,275
	GoldenHome Living Co. Ltd., Class A	68,570	350,229
	Goldenmax International Group Ltd., Class A	301,200	373,096
	Goldlion Holdings Ltd.	1,887,000	341,390
	Goldpac Group Ltd.	1,296,000	270,289
	Gotion High-tech Co. Ltd., Class A	216,100	1,043,818
*	Grand Baoxin Auto Group Ltd.	5,544,500	316,055
*	Grand Industrial Holding Group Co. Ltd.	62,200	89,048
	Grand Pharmaceutical Group Ltd., Class L	3,280,000	2,044,113
*	Grandjoy Holdings Group Co. Ltd., Class A	904,100	502,939
*	Greattown Holdings Ltd., Class A	1,087,600	534,818
*	Greatview Aseptic Packaging Co. Ltd.	1,816,000	500,253
	Gree Electric Appliances, Inc. of Zhuhai, Class A	985,500	5,064,785
#	Greenland Hong Kong Holdings Ltd.	7,597,575	727,394
	Greentown China Holdings Ltd.	4,913,091	7,243,724
	GRG Banking Equipment Co. Ltd., Class A	676,700	1,021,285
	Guangdong Advertising Group Co. Ltd., Class A	394,637	283,595
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	398,502
	Guangdong Dongpeng Holdings Co. Ltd.	104,400	145,717
	Guangdong Dowstone Technology Co. Ltd., Class A	123,399	302,495
	Guangdong HEC Technology Holding Co. Ltd., Class A	886,400	1,268,568
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	465,100	269,259
	Guangdong Hybribio Biotech Co. Ltd., Class A	79,600	210,152
	Guangdong Provincial Expressway Development Co. Ltd., Class A	90,600	104,602
	Guangdong Shirongzhaoye Co. Ltd., Class A	163,300	147,552
	Guangdong South New Media Co. Ltd., Class A	29,400	163,364
	Guangdong Tapai Group Co. Ltd., Class A	353,173	400,069
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	172,935	467,062
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	773,600	335,192

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guanghui Energy Co. Ltd., Class A	1,826,838	$2,776,325
#*	Guangshen Railway Co. Ltd., Class H	4,652,000	813,190
	Guangxi Liugong Machinery Co. Ltd., Class A	457,590	421,552
	Guangxi LiuYao Group Co. Ltd., Class A	152,811	456,626
	Guangzhou Automobile Group Co. Ltd., Class H	8,386,000	6,033,152
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	700,000	2,044,531
	Guangzhou Haige Communications Group, Inc. Co., Class A	480,200	624,637
	Guangzhou KDT Machinery Co. Ltd., Class A	49,200	107,539
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	764,356	751,412
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	202,300	237,729
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	952,832	997,519
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	391,400	289,831
	Guosen Securities Co. Ltd., Class A	1,174,527	1,635,220
*	Guosheng Financial Holding, Inc., Class A	257,924	362,227
Ω	Guotai Junan Securities Co. Ltd., Class H	1,615,800	1,980,278
	Guoyuan Securities Co. Ltd., Class A	771,550	813,082
	Haier Smart Home Co. Ltd., Class A	1,721,796	6,580,100
	Haitian International Holdings Ltd.	1,460,000	4,480,673
	Haitong Securities Co. Ltd., Class H	10,271,600	7,085,609
*	Hand Enterprise Solutions Co. Ltd., Class A	310,700	447,132
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	275,500	883,280
	Hangcha Group Co. Ltd., Class A	207,500	597,187
	Hangxiao Steel Structure Co. Ltd., Class A	585,322	499,227
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	474,100	747,381
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	24,200	82,395
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	2,100	15,356
	Hangzhou Robam Appliances Co. Ltd., Class A	150,000	668,517
	Han's Laser Technology Industry Group Co. Ltd., Class A	470,614	1,956,106
*Ω	Harbin Bank Co. Ltd., Class H	1,611,000	64,692
#*	Harbin Electric Co. Ltd., Class H	3,979,474	2,042,785
	HBIS Resources Co. Ltd., Class A	107,800	239,281
*	HC Group, Inc.	119,500	6,013
	Health & Happiness H&H International Holdings Ltd.	558,000	1,040,934
*	Hebei Construction Group Corp. Ltd., Class H	322,500	37,833
	Hefei Urban Construction Development Co. Ltd., Class A	85,369	91,612
#	Hello Group, Inc., Sponsored ADR	186,735	1,914,034
	Henan Lingrui Pharmaceutical Co., Class A	325,900	672,957
	Henan Pinggao Electric Co. Ltd., Class A	382,800	492,328
	Henan Shenhuo Coal & Power Co. Ltd., Class A	607,600	1,584,743
	Henan Thinker Automatic Equipment Co. Ltd., Class A	46,788	112,937
	Henan Yuguang Gold & Lead Co. Ltd., Class A	125,800	107,897
	Henan Zhongyuan Expressway Co. Ltd., Class A	608,400	272,408
	Hengan International Group Co. Ltd.	2,650,500	13,038,757
*	Hengdeli Holdings Ltd.	14,156,000	380,009
	Hengli Petrochemical Co. Ltd., Class A	1,729,874	4,497,682
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,505,439
	Hengyi Petrochemical Co. Ltd., Class A	1,240,641	1,436,199
	Hesteel Co. Ltd., Class A	3,844,300	1,374,725
	Hexing Electrical Co. Ltd., Class A	202,190	561,642
*	Hi Sun Technology China Ltd.	9,864,000	1,107,786
	Hisense Home Appliances Group Co. Ltd., Class H	545,000	773,510
*	Holitech Technology Co. Ltd., Class A	1,226,800	542,246
*	Hongda Xingye Co. Ltd., Class A	890,556	401,577
*	Honghua Group Ltd.	15,729,000	502,672
*	Hongli Zhihui Group Co. Ltd., Class A	72,500	79,734
*††Ω	Honworld Group Ltd.	1,002,500	108,673
#Ω	Hope Education Group Co. Ltd.	5,706,000	583,832
#	Hopson Development Holdings Ltd.	5,353,885	6,345,724
*Ω	Hua Hong Semiconductor Ltd.	2,140,000	8,274,954

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huabao Flavours & Fragrances Co. Ltd., Class A	10,600	$38,596
	Huafon Chemical Co. Ltd., Class A	1,400,348	1,578,383
*	Huafon Microfibre Shanghai Technology Co. Ltd.	680,900	414,671
	Huafu Fashion Co. Ltd., Class A	458,898	213,006
	Huagong Tech Co. Ltd., Class A	203,200	566,099
	Huaibei Mining Holdings Co. Ltd., Class A	390,800	778,896
	Huapont Life Sciences Co. Ltd., Class A	550,100	438,449
Ω	Huatai Securities Co. Ltd., Class H	4,597,800	5,953,317
	Huaxi Securities Co. Ltd., Class A	598,255	725,371
	Huaxia Bank Co. Ltd., Class A	3,027,300	2,338,348
	Huaxin Cement Co. Ltd., Class A	624,228	1,513,531
	Huayu Automotive Systems Co. Ltd., Class A	1,269,645	3,435,685
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,614,997	793,785
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	283,294	1,228,081
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	281,300	1,358,336
	Huishang Bank Corp. Ltd., Class H	1,603,900	505,172
	Humanwell Healthcare Group Co. Ltd., Class A	204,700	806,677
	Hunan Aihua Group Co. Ltd., Class A	97,600	399,071
	Hunan Gold Corp. Ltd., Class A	391,600	914,097
	Hunan Valin Steel Co. Ltd., Class A	2,235,080	1,646,935
#*	HUYA, Inc., ADR	98,145	539,798
*	Hytera Communications Corp. Ltd., Class A	591,700	497,409
*Ω	iDreamSky Technology Holdings Ltd.	286,000	143,501
Ω	IMAX China Holding, Inc.	33,100	44,295
	Industrial & Commercial Bank of China Ltd., Class H	224,320,996	119,993,502
	Industrial Bank Co. Ltd., Class A	7,064,253	18,487,279
	Industrial Securities Co. Ltd., Class A	2,239,692	2,294,875
	Infore Environment Technology Group Co. Ltd., Class A	675,756	489,115
#*Ω	Ingdan, Inc.	1,339,000	297,628
*	Inkeverse Group Ltd.	1,693,000	225,128
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	8,308,700	2,518,154
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	804,437	1,574,893
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	185,220	461,002
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,342,751	2,196,700
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	203,800	200,498
	Inner Mongolia Yitai Coal Co. Ltd., Class H	379,000	537,854
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	1,005,531
	Inspur Electronic Information Industry Co. Ltd., Class A	307,400	1,081,586
	Intco Medical Technology Co. Ltd., Class A	174,113	645,651
*	IRICO Group New Energy Co. Ltd., Class H	13,600	18,261
	JCET Group Co. Ltd., Class A	687,546	2,727,635
*	JH Educational Technology, Inc.	104,000	17,728
*	Jiajiayue Group Co. Ltd., Class A	220,300	390,530
	Jiangling Motors Corp. Ltd., Class A	245,529	548,833
*	Jiangnan Group Ltd.	14,145,000	345,372
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	9,711	133,000
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	791,562	866,357
	Jiangsu Eastern Shenghong Co. Ltd., Class A	7,953	18,463
	Jiangsu Guotai International Group Co. Ltd., Class A	521,260	685,152
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	96,400	285,287
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,074,820	670,148
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	53,500	299,375
	Jiangsu Linyang Energy Co. Ltd., Class A	342,000	455,584
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	578,561	1,075,347
	Jiangsu Shagang Co. Ltd., Class A	395,900	252,530
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	228,000	492,235
	Jiangsu Sopo Chemical Co., Class A	80,929	108,128
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	982,958	698,932

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Zhongtian Technology Co. Ltd., Class A	610,800	$1,484,953
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,284,700	506,732
	Jiangxi Copper Co. Ltd., Class H	4,170,000	7,180,965
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	301,394
	Jiangzhong Pharmaceutical Co. Ltd., Class A	302,480	679,826
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	180,000	154,055
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	286,556	664,746
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	47,113	13,159
	Jinchuan Group International Resources Co. Ltd.	1,603,000	158,011
*††	Jingrui Holdings Ltd.	3,534,000	99,154
#*	Jinmao Property Services Co. Ltd.	458,891	283,353
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,279,305
	Jinneng Science&Technology Co. Ltd., Class A	386,533	562,431
	Jiuzhitang Co. Ltd., Class A	210,600	287,809
	Jizhong Energy Resources Co. Ltd., Class A	1,185,500	1,158,731
	JNBY Design Ltd.	406,000	526,628
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	851,916	1,486,256
	Jointown Pharmaceutical Group Co. Ltd., Class A	584,972	1,175,735
*	Joy City Property Ltd.	20,036,000	943,711
	Joyoung Co. Ltd., Class A	79,500	219,365
#	JOYY, Inc., ADR	121,419	4,332,230
	JSTI Group, Class A	308,575	268,423
	Ju Teng International Holdings Ltd.	5,890,249	1,145,978
*	Juneyao Airlines Co. Ltd., Class A	150,100	339,772
*	Jutal Offshore Oil Services Ltd.	590,000	38,390
*	Kaiser China Cultural Co. Ltd., Class A	41,200	29,927
*Ω	Kangda International Environmental Co. Ltd.	3,759,000	263,474
*	Kasen International Holdings Ltd.	2,592,000	128,706
	Keeson Technology Corp. Ltd., Class A	14,200	26,386
*	Keshun Waterproof Technologies Co. Ltd., Class A	347,400	700,337
	Kinetic Development Group Ltd.	296,000	24,173
	Kingboard Holdings Ltd.	4,152,845	16,963,697
	Kingboard Laminates Holdings Ltd.	4,804,500	5,858,215
	Kingfa Sci & Tech Co. Ltd., Class A	602,400	902,890
	Kingsoft Corp. Ltd.	3,562,000	13,115,425
	Konka Group Co. Ltd., Class A	271,000	189,490
	KPC Pharmaceuticals, Inc., Class A	182,100	455,382
	Kunlun Energy Co. Ltd.	19,192,000	15,135,864
	Kunlun Tech Co. Ltd., Class A	378,900	924,243
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	183,085	194,837
*	KWG Group Holdings Ltd.	6,311,000	1,676,607
#	KWG Living Group Holdings Ltd.	5,782,250	1,358,214
*	Lakala Payment Co. Ltd., Class A	202,813	506,106
	Lao Feng Xiang Co. Ltd., Class A	123,154	879,986
	LB Group Co. Ltd., Class A	770,633	2,385,039
	Lee & Man Chemical Co. Ltd.	254,000	217,005
	Lee & Man Paper Manufacturing Ltd.	8,080,000	3,540,479
	Lee's Pharmaceutical Holdings Ltd.	1,039,500	254,272
Ω	Legend Holdings Corp., Class H	2,518,800	2,950,145
	Lenovo Group Ltd.	1,506,000	1,207,916
	Lens Technology Co. Ltd., Class A	984,961	1,945,118
*	Leo Group Co. Ltd., Class A	2,336,500	641,584
*	LexinFintech Holdings Ltd., ADR	224,980	746,934
	Leyard Optoelectronic Co. Ltd., Class A	669,100	606,154
	Lianhe Chemical Technology Co. Ltd., Class A	182,000	473,540
	Liao Ning Oxiranchem, Inc., Class A	123,400	159,020
	Liaoning Cheng Da Co. Ltd., Class A	400,300	785,871
	Lier Chemical Co. Ltd., Class A	244,860	686,011
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	394,293	187,937

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Lingyi iTech Guangdong Co., Class A	2,232,465	$1,778,940
	Liuzhou Iron & Steel Co. Ltd., Class A	280,000	155,775
	Livzon Pharmaceutical Group, Inc., Class H	285,500	972,401
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	60,300	250,781
	Long Yuan Construction Group Co. Ltd., Class A	565,700	483,018
Ω	Longfor Group Holdings Ltd.	8,085,500	26,715,389
	Longhua Technology Group Luoyang Co. Ltd., Class A	69,200	86,808
	Lonking Holdings Ltd.	12,189,000	2,490,412
	Luenmei Quantum Co. Ltd., Class A	519,200	505,823
*	Luoniushan Co. Ltd., Class A	661,991	683,072
	Luxi Chemical Group Co. Ltd., Class A	608,000	1,211,264
#*Ω	Luye Pharma Group Ltd.	10,373,500	5,328,825
*	LVGEM China Real Estate Investment Co. Ltd.	2,054,000	340,330
#	Maanshan Iron & Steel Co. Ltd., Class H	5,417,775	1,322,816
	Maccura Biotechnology Co. Ltd., Class A	135,000	369,922
	Mango Excellent Media Co. Ltd., Class A	470,794	2,133,385
*Ω	Maoyan Entertainment	495,000	622,345
*	Markor International Home Furnishings Co. Ltd., Class A	670,600	291,334
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	111,700	394,653
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,107,300	1,047,543
	Metallurgical Corp. of China Ltd., Class H	13,142,000	2,972,310
	M-Grass Ecology & Environment Group Co. Ltd., Class A	152,500	74,650
Ω	Midea Real Estate Holding Ltd.	464,400	705,112
	Min Xin Holdings Ltd.	708,418	249,285
	Ming Yang Smart Energy Group Ltd., Class A	388,900	1,609,403
*	Mingfa Group International Co. Ltd.	608,000	29,100
	Minmetals Land Ltd.	9,789,205	694,053
Ω	Minsheng Education Group Co. Ltd.	1,078,000	71,671
	Minth Group Ltd.	3,238,000	9,503,536
	MLS Co. Ltd., Class A	513,262	661,857
*	MMG Ltd.	12,032,000	3,900,544
*	Myhome Real Estate Development Group Co. Ltd., Class A	81,500	17,022
	MYS Group Co. Ltd., Class A	393,300	224,589
	Nanjing Iron & Steel Co. Ltd., Class A	1,513,200	778,391
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	570,500	774,495
	NavInfo Co. Ltd., Class A	404,200	720,216
	NetDragon Websoft Holdings Ltd.	1,092,500	2,537,696
	New China Life Insurance Co. Ltd., Class H	3,081,000	8,263,119
*	New Hope Liuhe Co. Ltd., Class A	640,464	1,244,855
*	New World Department Store China Ltd.	2,778,000	304,535
	Newland Digital Technology Co. Ltd., Class A	352,060	742,321
	Nexteer Automotive Group Ltd.	4,994,000	3,632,743
	Nine Dragons Paper Holdings Ltd.	9,578,000	8,586,246
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	47,200	41,576
	Ningbo Huaxiang Electronic Co. Ltd., Class A	364,355	828,405
*	Ningbo Joyson Electronic Corp., Class A	293,341	696,050
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	300,400	653,854
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	738,879
	Ningxia Baofeng Energy Group Co. Ltd., Class A	78,900	156,807
	Ningxia Jiaze New Energy Co. Ltd., Class A	104,000	60,653
*	Noah Holdings Ltd., Sponsored ADR	26,604	503,614
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	464,526
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	410,810
	Northeast Securities Co. Ltd., Class A	765,100	787,220
*	NVC International Holdings Ltd.	5,629,000	74,741
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	1,175,064
	Opple Lighting Co. Ltd., Class A	42,600	105,978
	ORG Technology Co. Ltd., Class A	714,820	531,954
*	Orient Group, Inc., Class A	647,440	237,198

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Orient Overseas International Ltd.	60,500	$1,005,682
#Ω	Orient Securities Co. Ltd., Class H	2,444,800	1,443,629
	Oriental Energy Co. Ltd., Class A	441,680	606,964
	Oriental Pearl Group Co. Ltd., Class A	912,860	905,630
*	Ourpalm Co. Ltd., Class A	878,900	443,594
*	Overseas Chinese Town Asia Holdings Ltd.	1,014,000	114,953
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	47,800	166,747
	PAX Global Technology Ltd.	4,465,000	4,220,099
	PCI Technology Group Co. Ltd., Class A	582,600	496,324
	People's Insurance Co. Group of China Ltd. , Class H	23,167,000	7,810,167
	Perfect World Co. Ltd., Class A	299,000	623,657
	PetroChina Co. Ltd., Class H	102,478,000	54,820,604
	PICC Property & Casualty Co. Ltd., Class H	23,943,000	22,510,054
	Ping An Bank Co. Ltd., Class A	5,790,773	12,907,483
	Ping An Insurance Group Co. of China Ltd., Class H	20,021,000	155,517,158
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	1,073,103	1,794,280
*	Poly Culture Group Co. Ltd., Class H	402,000	228,785
	Poly Property Group Co. Ltd.	11,011,870	2,613,774
#Ω	Postal Savings Bank of China Co. Ltd., Class H	25,276,000	17,200,497
	Pou Sheng International Holdings Ltd.	9,206,000	1,102,766
	Power Construction Corp. of China Ltd., Class A	3,044,520	3,171,695
#	Prinx Chengshan Holding Ltd.	214,000	183,118
*	Pujiang International Group Ltd.	153,000	11,947
*	PW Medtech Group Ltd.	1,439,000	116,221
*	Q Technology Group Co. Ltd.	2,050,000	1,389,417
	Qingdao East Steel Tower Stock Co. Ltd., Class A	255,900	350,888
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	171,436	359,212
	Qingdao Hanhe Cable Co. Ltd., Class A	1,114,800	708,818
Ω	Qingdao Port International Co. Ltd., Class H	727,000	361,231
	Qingdao Rural Commercial Bank Corp., Class A	1,418,500	620,397
	Qingdao TGOOD Electric Co. Ltd., Class A	176,300	445,713
	Qingling Motors Co. Ltd., Class H	5,326,000	774,323
	Qinhuangdao Port Co. Ltd., Class H	845,000	128,322
*	Qudian, Inc., Sponsored ADR	319,605	396,310
#	Radiance Holdings Group Co. Ltd.	783,000	409,571
	Rainbow Digital Commercial Co. Ltd., Class A	588,176	542,643
	Realcan Pharmaceutical Group Co. Ltd., Class A	467,929	283,402
#Ω	Red Star Macalline Group Corp. Ltd., Class H	1,858,097	892,726
#*Ω	Redco Properties Group Ltd.	3,306,000	648,845
	Renhe Pharmacy Co. Ltd., Class A	672,100	639,692
	Riyue Heavy Industry Co. Ltd., Class A	119,809	427,021
	Rongan Property Co. Ltd., Class A	1,161,156	561,551
	Rongsheng Petrochemical Co. Ltd., Class A	2,475,536	4,866,454
	SAIC Motor Corp. Ltd., Class A	1,450,573	3,235,969
	Sailun Group Co. Ltd., Class A	1,104,600	1,641,451
	Sansteel Minguang Co. Ltd. Fujian, Class A	986,480	727,303
	Sansure Biotech, Inc., Class A	129,190	439,523
	Sany Heavy Equipment International Holdings Co. Ltd.	5,141,000	5,193,440
	Sany Heavy Industry Co. Ltd., Class A	1,271,700	3,308,261
	Satellite Chemical Co. Ltd., Class A	1,015,593	2,669,594
	Sealand Securities Co. Ltd., Class A	1,406,195	738,626
*	Seazen Group Ltd.	6,146,857	2,395,009
*	Seazen Holdings Co. Ltd., Class A	763,615	2,414,970
	SF Holding Co. Ltd., Class A	537,958	4,695,451
	Shaanxi Coal Industry Co. Ltd., Class A	3,517,645	10,200,837
	Shaanxi Construction Machinery Co. Ltd., Class A	221,930	204,770
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	967,200	2,254,542
	Shandong Bohui Paper Industrial Co. Ltd., Class A	256,200	312,141
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	307,709	875,425

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shandong Chenming Paper Holdings Ltd., Class H	2,310,227	$776,400
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	64,800	253,255
*	Shandong Hi-Speed New Energy Group Ltd.	4,880,000	36,750
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	223,400	254,619
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	621,769	3,118,724
	Shandong Humon Smelting Co. Ltd., Class A	275,500	473,092
	Shandong Linglong Tyre Co. Ltd., Class A	343,587	1,123,923
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,898,350	1,554,811
	Shandong Publishing & Media Co. Ltd., Class A	335,833	319,120
	Shandong Sun Paper Industry JSC Ltd., Class A	1,046,881	1,734,466
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,762,400	12,904,058
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,979,100	926,502
	Shanghai AJ Group Co. Ltd., Class A	758,352	653,792
	Shanghai AtHub Co. Ltd., Class A	50,200	208,235
	Shanghai Construction Group Co. Ltd., Class A	858,129	334,355
#*	Shanghai Electric Group Co. Ltd., Class H	9,652,000	2,281,903
	Shanghai Environment Group Co. Ltd., Class A	300,489	408,698
	Shanghai Industrial Development Co. Ltd., Class A	986,190	531,083
	Shanghai Industrial Holdings Ltd.	2,517,918	3,393,527
	Shanghai Industrial Urban Development Group Ltd.	15,578,501	1,193,120
	Shanghai International Port Group Co. Ltd., Class A	2,149,816	1,700,778
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	217,750	1,859,437
	Shanghai Lingang Holdings Corp. Ltd., Class A	314,160	573,486
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	450,558	678,715
	Shanghai Maling Aquarius Co. Ltd., Class A	450,140	543,032
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	314,206
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,430,300	6,048,287
	Shanghai Pioneer Holding Ltd.	157,000	44,342
	Shanghai Pudong Construction Co. Ltd., Class A	162,593	172,406
	Shanghai Pudong Development Bank Co. Ltd., Class A	6,796,328	7,426,197
	Shanghai QiFan Cable Co. Ltd., Class A	26,700	111,094
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,563,662	1,439,537
*	Shanghai Runda Medical Technology Co. Ltd., Class A	85,437	143,054
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	485,500	714,757
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,792	30,867
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	112,100	147,426
	Shanghai Tunnel Engineering Co. Ltd., Class A	370,334	297,138
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	186,476	335,787
	Shanghai Yaoji Technology Co. Ltd., Class A	21,500	48,756
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	19,200	68,566
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,055,262	1,237,866
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	474,600	892,113
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	397,300	322,834
	Shanxi Blue Flame Holding Co. Ltd., Class A	187,900	251,151
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,242,035	2,170,476
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,040,880	3,058,501
	Shanxi Meijin Energy Co. Ltd., Class A	235,273	336,077
	Shanxi Securities Co. Ltd., Class A	888,260	780,380
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	2,150,800	1,466,168
	Shanying International Holding Co. Ltd., Class A	1,332,000	497,533
*	Shengda Resources Co. Ltd., Class A	79,700	162,922
	Shenghe Resources Holding Co. Ltd., Class A	36,360	88,721
*Ω	Shengjing Bank Co. Ltd., Class H	481,000	373,721
	Shenguan Holdings Group Ltd.	3,610,000	151,967
	Shengyi Technology Co. Ltd., Class A	752,901	1,804,537
	Shengyuan Environmental Protection Co. Ltd., Class A	25,600	68,977
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	5,593,600	1,135,802
	Shenzhen Agricultural Products Group Co. Ltd., Class A	677,826	563,109
	Shenzhen Airport Co. Ltd., Class A	492,100	543,816

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Aisidi Co. Ltd., Class A	405,800	$566,494
	Shenzhen Cereals Holdings Co. Ltd., Class A	172,340	198,676
	Shenzhen Ellassay Fashion Co. Ltd., Class A	29,500	46,242
	Shenzhen Gas Corp. Ltd., Class A	458,500	487,773
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	350,138
	Shenzhen Heungkong Holding Co. Ltd., Class A	640,300	180,289
	Shenzhen Huaqiang Industry Co. Ltd., Class A	125,300	230,763
	Shenzhen International Holdings Ltd.	7,178,489	7,003,659
	Shenzhen Investment Ltd.	17,204,414	3,376,488
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	530,439
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	142,636
	Shenzhen Kaifa Technology Co. Ltd., Class A	347,448	599,971
	Shenzhen Kinwong Electronic Co. Ltd., Class A	220,840	715,174
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	107,900	134,346
	Shenzhen Leaguer Co. Ltd., Class A	80,700	104,046
	Shenzhen Microgate Technology Co. Ltd., Class A	182,300	265,643
*	Shenzhen MTC Co. Ltd., Class A	1,116,900	653,373
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,280,948	640,078
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	301,500	172,393
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,926,161	1,534,946
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	296,908	470,438
	Shenzhen Sunway Communication Co. Ltd., Class A	247,200	642,165
	Shenzhen Tagen Group Co. Ltd., Class A	553,400	474,071
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	384,100	403,501
*	Shenzhen World Union Group, Inc., Class A	947,381	453,107
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	387,000	307,131
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	132,500	182,245
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	151,494	706,531
	Shenzhen Zhenye Group Co. Ltd., Class A	501,200	420,249
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	684,994
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	683,200	603,765
*††	Shimao Group Holdings Ltd.	7,589,035	1,604,207
	Shoucheng Holdings Ltd.	10,507,683	2,526,205
	Shougang Fushan Resources Group Ltd.	11,040,277	3,999,030
	Shui On Land Ltd.	22,711,303	3,076,058
*	Sichuan Development Lomon Co. Ltd., Class A	443,500	755,777
	Sichuan Hebang Biotechnology Co. Ltd., Class A	2,269,000	1,082,214
	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	591,733
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	483,255	1,947,350
*	Sichuan Lutianhua Co. Ltd., Class A	246,200	181,492
	Sichuan Road & Bridge Group Co. Ltd., Class A	1,133,099	1,970,367
	Sichuan Yahua Industrial Group Co. Ltd., Class A	74,500	285,702
	Sieyuan Electric Co. Ltd., Class A	182,700	1,181,009
#	Sihuan Pharmaceutical Holdings Group Ltd.	18,547,000	2,374,772
*	Silver Grant International Holdings Group Ltd.	6,302,804	281,926
	Sinochem International Corp., Class A	575,231	609,161
	Sinofert Holdings Ltd.	12,950,000	1,786,894
	Sinolink Securities Co. Ltd., Class A	612,600	897,541
*	Sinolink Worldwide Holdings Ltd.	16,481,714	386,744
	Sinoma International Engineering Co., Class A	473,500	642,807
	Sinoma Science & Technology Co. Ltd., Class A	573,662	2,115,596
	Sinomach Automobile Co. Ltd., Class A	510,561	718,957
	Sino-Ocean Group Holding Ltd.	19,882,102	2,992,479
	Sinopec Engineering Group Co. Ltd., Class H	9,160,000	4,617,253
	Sinopec Kantons Holdings Ltd.	5,932,000	2,106,354
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,670,000	2,979,336
	Sinopharm Group Co. Ltd., Class H	7,462,000	18,289,302
	Sinosteel Engineering & Technology Co. Ltd., Class A	181,300	173,332
	Sinotrans Ltd., Class H	12,538,000	4,324,968

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinotruk Hong Kong Ltd.	3,891,335	$6,727,927
	Skyworth Group Ltd.	8,330,116	5,336,512
	Sobute New Materials Co. Ltd., Class A	88,000	216,258
*	SOHO China Ltd.	11,467,888	2,221,822
	SooChow Securities Co. Ltd., Class A	1,002,430	1,056,971
*	South Manganese Investment Ltd.	1,336,000	124,868
	Southwest Securities Co. Ltd., Class A	601,500	356,398
*	SPT Energy Group, Inc.	4,862,000	164,981
	SSY Group Ltd.	4,458,000	2,773,312
*	STO Express Co. Ltd., Class A	339,900	527,230
	Sumavision Technologies Co. Ltd., Class A	269,300	207,471
	Sun Art Retail Group Ltd.	3,276,500	1,323,316
	Sunfly Intelligent Technology Co. Ltd., Class A	128,600	181,446
	Suning Universal Co. Ltd., Class A	1,450,705	705,307
*††Ω	Sunshine 100 China Holdings Ltd.	249,000	4,408
*	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	293,783
	Sunwoda Electronic Co. Ltd., Class A	9,900	34,667
	Suzhou Anjie Technology Co. Ltd., Class A	136,100	282,208
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	534,200	2,270,257
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	763,175	617,215
	Tangshan Jidong Cement Co. Ltd., Class A	652,744	840,475
	TangShan Port Group Co. Ltd., Class A	1,646,190	695,339
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	665,583
	TBEA Co. Ltd., Class A	1,204,460	3,811,045
	TCL Electronics Holdings Ltd.	5,509,666	2,512,044
	TCL Technology Group Corp., Class A	3,870,635	2,414,006
	Ten Pao Group Holdings Ltd.	304,000	54,458
*	Tencent Music Entertainment Group, ADR	2,182,362	18,310,017
	Tian An China Investment Co. Ltd.	4,049,000	2,069,805
	Tian Di Science & Technology Co. Ltd., Class A	992,900	785,613
Ω	Tian Ge Interactive Holdings Ltd.	1,433,000	105,887
	Tiangong International Co. Ltd.	4,576,000	1,955,232
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	10,178
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	990,211	917,424
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	51,500	245,403
	Tianjin Port Development Holdings Ltd.	16,373,657	1,336,128
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	42,400	125,889
	Tianjin Teda Co. Ltd., Class A	134,611	82,278
	Tianma Microelectronics Co. Ltd., Class A	856,224	1,198,212
#	Tianneng Power International Ltd.	4,046,000	5,996,288
	Tianshan Aluminum Group Co. Ltd., Class A	561,729	752,217
	Tianshui Huatian Technology Co. Ltd., Class A	885,076	1,173,077
*††	Tianyun International Holdings Ltd.	1,132,000	192,790
	Tibet Tianlu Co. Ltd., Class A	242,700	172,804
	Titan Wind Energy Suzhou Co. Ltd., Class A	526,900	1,276,230
	Tomson Group Ltd.	3,354,526	735,001
	Tong Ren Tang Technologies Co. Ltd., Class H	2,382,000	1,793,033
*	TongFu Microelectronics Co. Ltd., Class A	404,700	1,103,497
	Tongkun Group Co. Ltd., Class A	547,222	1,275,690
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	584,400	408,651
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,405,346	1,768,433
	Tongyu Heavy Industry Co. Ltd., Class A	1,082,500	412,702
	Top Spring International Holdings Ltd.	146,000	21,148
	Topsec Technologies Group, Inc., Class A	279,015	458,830
	Transfar Zhilian Co. Ltd., Class A	1,128,500	1,011,259
*	Trigiant Group Ltd.	4,254,000	214,957
*	Trip.com Group Ltd., ADR	1,440,680	52,959,397
*††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truking Technology Ltd., Class A	119,600	291,145

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Truly International Holdings Ltd.	2,662,000	$463,741
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	1,525,000	420,602
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	377,920	201,907
	Unilumin Group Co. Ltd., Class A	406,300	363,604
	Uni-President China Holdings Ltd.	3,447,000	3,316,158
	Unisplendour Corp. Ltd., Class A	648,564	2,215,499
	United Energy Group Ltd.	14,690,000	1,444,726
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	472,637	1,181,494
	Valiant Co. Ltd., Class A	71,400	186,062
	Vats Liquor Chain Store Management JSC Ltd., Class A	51,100	250,793
	Victory Giant Technology Huizhou Co. Ltd., Class A	388,931	821,428
	Vinda International Holdings Ltd.	1,140,000	3,146,111
*	Viomi Technology Co. Ltd., ADR	93,632	137,639
*	Vipshop Holdings Ltd., ADR	1,817,319	28,113,925
#*Ω	Viva Biotech Holdings	1,334,500	317,508
*	Vnet Group, Inc., ADR	407,681	2,397,164
	Wangneng Environment Co. Ltd., Class A	116,940	328,397
	Wangsu Science & Technology Co. Ltd., Class A	837,700	720,206
	Wanxiang Qianchao Co. Ltd., Class A	1,053,660	821,539
	Wasion Holdings Ltd.	3,036,000	1,114,212
	Wasu Media Holding Co. Ltd., Class A	463,486	530,152
*	Weibo Corp., Sponsored ADR	123,100	2,800,525
*	Weibo Corp., Class A	1,100	24,870
	Weichai Power Co. Ltd., Class H	7,564,000	11,422,295
	Weifu High-Technology Group Co. Ltd., Class A	168,400	465,995
	Weiqiao Textile Co., Class H	3,099,500	632,726
*	Wellhope Foods Co. Ltd., Class A	352,688	655,392
	West China Cement Ltd.	12,314,000	1,509,629
	Western Securities Co. Ltd., Class A	927,448	913,887
	Wharf Holdings Ltd.	1,714,000	4,465,197
	Wingtech Technology Co. Ltd., Class A	219,100	1,907,546
	Wolong Electric Group Co. Ltd., Class A	363,300	732,334
	Wuchan Zhongda Group Co. Ltd., Class A	1,479,800	1,075,929
	Wuhu Token Science Co. Ltd., Class A	1,106,100	1,077,336
	WUS Printed Circuit Kunshan Co. Ltd., Class A	150,060	283,773
	Wushang Group Co. Ltd., Class A	430,300	700,119
	Wuxi Boton Technology Co. Ltd., Class A	73,600	155,816
	Wuxi Taiji Industry Co. Ltd., Class A	1,145,147	916,097
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	2,457,186
	Xiamen C & D, Inc., Class A	868,100	1,709,251
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	240,900	309,915
	Xiamen International Airport Co. Ltd., Class A	45,826	118,347
	Xiamen Intretech, Inc., Class A	213,100	610,341
	Xiamen ITG Group Corp. Ltd., Class A	611,502	706,113
	Xiamen Tungsten Co. Ltd., Class A	299,740	987,227
	Xiamen Xiangyu Co. Ltd., Class A	517,700	844,493
	Xiandai Investment Co. Ltd., Class A	184,100	117,122
	Xiangcai Co. Ltd., Class A	118,500	168,670
	Xianhe Co. Ltd., Class A	28,600	135,594
*Ω	Xiaomi Corp., Class B	26,124,400	43,216,261
	Xilinmen Furniture Co. Ltd., Class A	195,100	934,813
	Xinfengming Group Co. Ltd., Class A	144,260	267,019
	Xingda International Holdings Ltd.	8,916,001	1,853,589
	Xingfa Aluminium Holdings Ltd.	447,000	522,418
*	Xinhu Zhongbao Co. Ltd., Class A	2,810,943	1,113,218
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,828,000	1,332,506
#	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,550,200	2,605,506
	Xinjiang Tianshan Cement Co. Ltd., Class A	469,700	631,659
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	219,899

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	534,100	$607,224
#	Xinte Energy Co. Ltd., Class H	1,456,800	3,054,913
	Xinxiang Chemical Fiber Co. Ltd., Class A	161,070	86,519
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,389,600	790,017
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	313,100	585,348
	Xinyi Energy Holdings Ltd.	1,346,000	495,223
	Xinyu Iron & Steel Co. Ltd., Class A	944,300	593,129
	Xuji Electric Co. Ltd., Class A	233,200	779,545
*	Yanchang Petroleum International Ltd.	6,720,000	53,486
	Yankuang Energy Group Co. Ltd., Class H	126,000	405,222
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	142,501	640,796
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	296,888	1,428,687
	Yibin Tianyuan Group Co. Ltd., Class A	181,690	206,067
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,494,000	1,372,709
*	Yifan Pharmaceutical Co. Ltd., Class A	430,300	827,112
	Yintai Gold Co. Ltd., Class A	92,074	170,608
	Yip's Chemical Holdings Ltd.	842,000	358,064
*	Yiren Digital Ltd., Sponsored ADR	127,021	417,899
*Ω	Yixin Group Ltd.	485,000	66,455
	Yixintang Pharmaceutical Group Co. Ltd., Class A	228,663	1,031,628
	Yotrio Group Co. Ltd., Class A	1,258,400	684,628
	Youngor Group Co. Ltd., Class A	1,239,313	1,188,740
*	Youzu Interactive Co. Ltd., Class A	318,800	515,495
	YTO Express Group Co. Ltd., Class A	736,587	2,293,344
	Yuexiu Property Co. Ltd.	8,778,357	12,769,945
	Yunda Holding Co. Ltd., Class A	932,989	2,046,689
	Yunnan Aluminium Co. Ltd., Class A	1,009,211	2,022,203
	Yunnan Baiyao Group Co. Ltd., Class A	230,977	1,967,659
	Yunnan Copper Co. Ltd., Class A	483,200	946,612
	Yunnan Tin Co. Ltd., Class A	466,300	1,054,089
#*	Zall Smart Commerce Group Ltd.	570,000	29,093
	ZBOM Home Collection Co. Ltd., Class A	37,700	169,488
	Zepp Health Corp., ADR	22,324	46,211
	Zhefu Holding Group Co. Ltd., Class A	1,128,700	689,538
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,709,754	1,007,903
	Zhejiang China Commodities City Group Co. Ltd., Class A	679,700	514,408
	Zhejiang Chint Electrics Co. Ltd., Class A	779,352	3,724,185
	Zhejiang Communications Technology Co. Ltd.	344,187	296,841
	Zhejiang Crystal-Optech Co. Ltd., Class A	251,400	473,051
	Zhejiang Dahua Technology Co. Ltd., Class A	847,223	1,592,828
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	126,864	280,366
#*††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Hailiang Co. Ltd., Class A	650,665	1,203,940
	Zhejiang Hangmin Co. Ltd., Class A	625,181	686,965
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	795,000	873,169
	Zhejiang Huace Film & Television Co. Ltd., Class A	447,632	345,817
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	606,559
	Zhejiang Jianfeng Group Co. Ltd., Class A	52,300	101,477
*	Zhejiang Jingu Co. Ltd., Class A	389,500	387,952
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	406,551	810,155
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	52,400	132,630
	Zhejiang Juhua Co. Ltd., Class A	505,207	1,241,550
	Zhejiang Longsheng Group Co. Ltd., Class A	1,199,533	1,786,147
	Zhejiang Medicine Co. Ltd., Class A	382,817	709,740
*	Zhejiang Narada Power Source Co. Ltd., Class A	237,200	835,809
	Zhejiang NHU Co. Ltd., Class A	953,776	2,755,082
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,146,800	643,082
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	36,472	405,035
	Zhejiang Runtu Co. Ltd., Class A	378,930	420,101

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Semir Garment Co. Ltd., Class A	588,099	$482,613
	Zhejiang Southeast Space Frame Co. Ltd., Class A	245,900	248,202
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	23,500	76,797
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,142,700	1,143,059
*	Zhejiang Wanliyang Co. Ltd., Class A	366,141	505,824
	Zhejiang Wanma Co. Ltd., Class A	119,500	163,585
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	203,700	362,879
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	291,428	709,711
	Zhejiang Yasha Decoration Co. Ltd., Class A	415,926	291,406
	Zhende Medical Co. Ltd., Class A	30,400	171,371
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,255,200	1,381,157
	Zheshang Securities Co. Ltd., Class A	68,700	108,613
*	Zhong An Group Ltd.	15,060,600	472,023
	Zhongji Innolight Co. Ltd., Class A	181,126	782,822
	Zhongjin Gold Corp. Ltd., Class A	1,506,102	1,931,697
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	567,100	474,085
*	Zhongtian Financial Group Co. Ltd., Class A	2,289,900	478,207
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	157,128
*	Zhuguang Holdings Group Co. Ltd.	230,000	23,206
	Zhuhai Huafa Properties Co. Ltd., Class A	523,500	723,326
	Zhuzhou CRRC Times Electric Co. Ltd.	582,600	3,103,712
	Zhuzhou Kibing Group Co. Ltd., Class A	795,846	1,419,074
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	727,100	782,244
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	5,485,400	3,051,434
	ZTE Corp., Class H	2,826,800	6,826,799
TOTAL CHINA			3,186,808,602
COLOMBIA — (0.0%)
*	BAC Holding International Corp.	41,257	1,817
	Bancolombia SA, Sponsored ADR	38,320	1,159,180
	Bancolombia SA	31,649	284,630
	Cementos Argos SA	461,846	317,821
*	Corp. Financiera Colombiana SA	45,324	155,318
	Grupo Argos SA	1,490,028	2,988,660
	Mineros SA	128,115	62,836
TOTAL COLOMBIA			4,970,262
CZECH REPUBLIC — (0.1%)
	CEZ AS	41,920	1,702,880
	Komercni Banka AS	205,972	6,951,842
Ω	Moneta Money Bank AS	376,890	1,391,397
TOTAL CZECH REPUBLIC			10,046,119
GREECE — (0.4%)
*	Alpha Services & Holdings SA	5,839,051	7,955,614
	Autohellas Tourist & Trading SA	41,256	462,868
	Bank of Greece	50,963	957,411
*	Eurobank Ergasias Services & Holdings SA, Class A	6,335,198	8,596,041
	Fourlis Holdings SA	61,713	244,266
	Hellenic Energy Holdings SA	166,740	1,407,588
	Intracom Holdings SA	308,495	609,908
	JUMBO SA	7,085	127,230
*	LAMDA Development SA	37,333	255,324
	Motor Oil Hellas Corinth Refineries SA	75,722	1,850,478
	Mytilineos SA	271,058	7,012,290
*	National Bank of Greece SA	1,586,979	7,545,564
*	Piraeus Financial Holdings SA	511,917	1,060,220

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Titan Cement International SA	97,328	$1,549,096
TOTAL GREECE			39,633,898
HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	6,152,000	0
*††	C Fiber Optic	3,598,000	0
*††	CECEP COSTIN New Materials Group Ltd.	132,000	0
*††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
*††	CTEG	9,748,000	0
*	Kai Yuan Holdings Ltd.	19,540,000	54,809
*††	Karce Co. Ltd.	640,000	0
*††	Real Gold Mining Ltd.	3,137,500	0
*††	Tenwow International Holdings Ltd.	2,984,000	0
*	Tongda Group Holdings Ltd.	23,095,000	378,007
*††	Untrade.Lumena Newmat	1,315,048	0
*††	Youyuan International Holdings Ltd.	4,485,251	0
TOTAL HONG KONG			432,816
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	2,865,315	21,412,875
	OTP Bank Nyrt	69,120	2,082,688
TOTAL HUNGARY			23,495,563
INDIA — (15.5%)
	360 ONE WAM Ltd.	114,767	2,572,237
*	3i Infotech Ltd.	24,548	11,457
	Aarti Drugs Ltd.	10,796	53,279
	ACC Ltd.	347,990	8,407,783
	Adani Enterprises Ltd.	227,483	8,223,965
	Adani Total Gas Ltd.	137,732	3,558,170
*	Adani Transmission Ltd.	446,647	9,644,284
*	Aditya Birla Capital Ltd.	2,819,121	4,879,706
	Advanced Enzyme Technologies Ltd.	3,682	12,613
	AGI Greenpac Ltd.	36,731	147,309
	Alembic Ltd.	483,755	408,917
	Alembic Pharmaceuticals Ltd.	105,612	697,154
	Allcargo Logistics Ltd.	406,354	2,081,741
	Allied Digital Services Ltd.	9,143	11,029
	Amara Raja Batteries Ltd.	107,438	751,649
	Ambika Cotton Mills Ltd.	556	10,697
	Ambuja Cements Ltd.	3,138,033	15,503,856
	Anant Raj Ltd.	8,894	12,206
	Andhra Paper Ltd.	3,175	17,592
	Andhra Sugars Ltd.	128,052	205,692
	Apar Industries Ltd.	21,306	440,624
	Apollo Tyres Ltd.	1,942,429	7,652,224
*	Arvind Fashions Ltd.	57,377	225,979
*	Arvind Ltd.	933,593	969,423
*	Ashoka Buildcon Ltd.	70,051	71,281
*Ω	Aster DM Healthcare Ltd.	202,599	528,567
	Astra Microwave Products Ltd.	4,668	15,725
	Aurobindo Pharma Ltd.	1,628,784	8,160,589
	Avanti Feeds Ltd.	8,159	38,413
	Axis Bank Ltd.	9,710,222	103,786,144
	Bajaj Auto Ltd.	1,300	60,945
	Bajaj Consumer Care Ltd.	62,856	131,123
*	Bajaj Hindusthan Sugar Ltd.	69,831	12,809
	Bajaj Holdings & Investment Ltd.	221,539	15,972,592

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Balmer Lawrie & Co. Ltd.	417,784	$613,517
	Balrampur Chini Mills Ltd.	725,111	3,359,979
	Banco Products India Ltd.	54,069	132,841
*Ω	Bandhan Bank Ltd.	893,615	2,680,605
	Bank of Baroda	4,196,021	8,688,006
	Bank of India	936,988	961,391
	Bank of Maharashtra	969,564	365,740
	BEML Ltd.	85,018	1,602,767
	BEML Ltd.	85,018	389,088
	Bhansali Engineering Polymers Ltd.	22,063	28,964
	Bharat Bijlee Ltd.	2,912	91,237
	Bharat Electronics Ltd.	11,780,595	13,757,727
	Bharat Heavy Electricals Ltd.	5,214,133	5,036,446
	Birla Corp. Ltd.	157,915	1,754,279
	Birlasoft Ltd.	366,333	1,362,399
	Bliss Gvs Pharma Ltd.	8,394	8,100
	Bodal Chemicals Ltd.	190,330	166,575
	Bombay Burmah Trading Co.	22,320	241,941
	Brigade Enterprises Ltd.	53,683	301,043
	BSE Ltd.	328,775	2,067,601
*	Camlin Fine Sciences Ltd.	47,294	91,062
	Can Fin Homes Ltd.	84,470	587,310
	Canara Bank	1,481,046	5,536,840
*	Capacit'e Infraprojects Ltd.	73,896	135,280
	Care Ratings Ltd.	1,463	10,975
	Ceat Ltd.	165,607	3,179,479
	Century Enka Ltd.	32,855	165,042
	Century Textiles & Industries Ltd.	83,568	721,862
*	CG Power & Industrial Solutions Ltd.	1,894,609	7,004,461
	Chambal Fertilisers & Chemicals Ltd.	891,271	3,439,071
††	Chennai Super Kings Cricket Ltd.	5,080,767	26,164
	Cholamandalam Financial Holdings Ltd.	423,629	3,083,427
	Cigniti Technologies Ltd.	4,594	33,881
	Cipla Ltd.	843,605	10,537,345
	City Union Bank Ltd.	1,270,222	2,466,830
*	Clariant Chemicals India Ltd.	2,502	10,193
Ω	Cochin Shipyard Ltd.	119,855	750,483
	Container Corp. of India Ltd.	335,688	2,595,800
	Cosmo First Ltd.	7,299	63,518
*	CSB Bank Ltd.	72,133	220,407
	Cyient Ltd.	147,084	1,593,611
	Dalmia Bharat Ltd.	313,996	6,784,987
	Dalmia Bharat Sugar & Industries Ltd.	25,081	109,642
	DB Corp. Ltd.	129,970	195,061
	DCB Bank Ltd.	1,226,367	1,737,690
	DCM Shriram Ltd.	225,579	2,396,326
	DCW Ltd.	318,812	188,965
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	309,410	2,499,315
	Delta Corp. Ltd.	169,111	408,506
*	DEN Networks Ltd.	357,048	140,012
*	Dhampur Bio Organics Ltd.	201,053	400,689
	Dhampur Sugar Mills Ltd.	192,363	535,559
Ω	Dilip Buildcon Ltd.	129,767	340,569
*	Dish TV India Ltd.	2,694,811	530,981
*	Dishman Carbogen Amcis Ltd.	321,072	334,261
	DLF Ltd.	1,774,933	7,755,428
	Dr Reddy's Laboratories Ltd., ADR	71,016	3,820,661
	Dwarikesh Sugar Industries Ltd.	216,856	247,221
	eClerx Services Ltd.	19,586	346,968

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Edelweiss Financial Services Ltd.	549,758	$450,173
	EID Parry India Ltd.	533,056	3,574,079
*	EIH Ltd.	50,219	100,331
	Electrosteel Castings Ltd.	810,563	365,493
	Engineers India Ltd.	566,946	610,474
	EPL Ltd.	95,437	182,794
*Ω	Equitas Small Finance Bank Ltd.	295,721	197,975
	Escorts Kubota Ltd.	71,108	1,825,012
	Everest Industries Ltd.	8,915	80,110
	Everest Kanto Cylinder Ltd.	22,567	25,165
	Excel Industries Ltd.	8,306	109,756
	Exide Industries Ltd.	715,896	1,588,936
*	FDC Ltd.	118,358	385,522
	Federal Bank Ltd.	9,962,593	16,445,640
	FIEM Industries Ltd.	17,260	345,810
	Filatex India Ltd.	576,966	310,614
	Finolex Cables Ltd.	451,154	3,073,584
	Finolex Industries Ltd.	783,938	1,650,219
	Firstsource Solutions Ltd.	1,699,392	2,256,918
	Force Motors Ltd.	7,342	129,712
*	Fortis Healthcare Ltd.	976,493	3,366,043
	Gabriel India Ltd.	229,139	499,047
	GAIL India Ltd.	13,128,447	15,368,785
	Garden Reach Shipbuilders & Engineers Ltd.	26,200	161,617
	Gateway Distriparks Ltd.	1,300,508	1,019,363
*	GE Power India Ltd.	5,921	9,356
*	GE T&D India Ltd.	13,808	20,239
Ω	General Insurance Corp. of India	158,728	358,065
	Genus Power Infrastructures Ltd.	108,228	123,407
	Geojit Financial Services Ltd.	13,635	7,686
	GHCL Ltd.	319,929	1,920,726
	GIC Housing Finance Ltd.	32,969	79,623
	Glenmark Pharmaceuticals Ltd.	861,922	4,049,463
	Godawari Power & Ispat Ltd.	29,867	146,666
	Godfrey Phillips India Ltd.	84,931	1,998,309
*	Godrej Industries Ltd.	29,785	157,465
	Granules India Ltd.	890,517	3,225,834
	Graphite India Ltd.	70,903	305,085
	Grasim Industries Ltd.	1,116,556	21,762,596
	Grauer & Weil India Ltd.	41,217	44,187
	Great Eastern Shipping Co. Ltd.	503,782	3,961,681
	Gujarat Alkalies & Chemicals Ltd.	136,045	1,145,589
	Gujarat Ambuja Exports Ltd.	312,611	982,364
	Gujarat Fluorochemicals Ltd.	187,410	6,356,436
	Gujarat Mineral Development Corp. Ltd.	465,476	816,714
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	390,910	2,634,470
	Gujarat Pipavav Port Ltd.	717,202	827,744
	Gujarat State Fertilizers & Chemicals Ltd.	1,076,003	1,714,604
	Gujarat State Petronet Ltd.	1,304,285	4,298,223
*	Hathway Cable & Datacom Ltd.	1,457,950	290,645
	HBL Power Systems Ltd.	142,408	172,971
	HDFC Bank Ltd.	177,569	3,499,327
	HEG Ltd.	20,342	259,771
	HeidelbergCement India Ltd.	337,281	722,841
	Heritage Foods Ltd.	13,341	24,911
	Hero MotoCorp Ltd.	171,494	5,812,517
	HFCL Ltd.	789,223	674,977
	HG Infra Engineering Ltd.	11,141	92,218
	Hikal Ltd.	207,988	923,947

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	HIL Ltd.	19,349	$595,641
	Himadri Speciality Chemical Ltd.	677,080	777,621
	Himatsingka Seide Ltd.	158,457	139,852
	Hindalco Industries Ltd.	8,224,639	47,535,325
	Hinduja Global Solutions Ltd.	111,748	1,794,790
	Hindustan Aeronautics Ltd.	164,433	5,163,387
	Housing Development Finance Corp. Ltd.	2,663,444	85,935,544
	Huhtamaki India Ltd.	14,023	33,528
	I G Petrochemicals Ltd.	12,373	73,412
	ICICI Bank Ltd., Sponsored ADR	3,509,520	73,103,299
	ICICI Bank Ltd.	864,565	8,878,470
*	IDFC First Bank Ltd.	9,141,208	6,552,913
	IDFC Ltd.	4,136,198	4,333,261
	IIFL Finance Ltd.	647,553	4,066,336
	IIFL Securities Ltd.	1,654,421	1,393,927
	India Cements Ltd.	804,845	1,913,169
	India Glycols Ltd.	71,166	595,884
	India Nippon Electricals Ltd.	6,634	30,902
*	Indiabulls Housing Finance Ltd.	1,877,438	2,839,975
*	Indiabulls Real Estate Ltd.	1,065,971	952,227
	Indian Bank	544,017	2,039,377
	Indian Hume Pipe Co. Ltd.	2,945	5,246
	Indian Metals & Ferro Alloys Ltd.	5,117	17,865
*	Indian Overseas Bank	2,458,706	862,762
	Indian Railway Catering & Tourism Corp. Ltd.	24,182	189,297
Ω	Indian Railway Finance Corp. Ltd.	2,442,186	992,292
	Indo Count Industries Ltd.	254,848	395,854
	Indus Towers Ltd.	1,079,754	2,023,551
	IndusInd Bank Ltd.	1,406,532	18,703,106
	Infibeam Avenues Ltd.	4,979,916	1,047,548
	Info Edge India Ltd.	64,268	2,906,705
	Insecticides India Ltd.	2,483	19,131
	IOL Chemicals & Pharmaceuticals Ltd.	83,031	328,443
Ω	IRCON International Ltd.	527,295	391,095
	ISGEC Heavy Engineering Ltd.	2,418	12,823
	ITD Cementation India Ltd.	264,949	362,431
	J Kumar Infraprojects Ltd.	195,052	649,073
	Jagran Prakashan Ltd.	532,794	475,472
	Jai Corp. Ltd.	312,837	521,304
*	Jammu & Kashmir Bank Ltd.	1,448,162	981,277
	JB Chemicals & Pharmaceuticals Ltd.	92,848	2,318,591
	Jindal Poly Films Ltd.	78,154	689,037
	Jindal Saw Ltd.	934,025	1,428,254
*	Jindal Stainless Hisar Ltd.	106,152	597,312
*	Jindal Stainless Ltd.	471,240	1,478,055
	Jindal Steel & Power Ltd.	2,511,327	18,059,053
	JK Cement Ltd.	18,906	626,326
	JK Lakshmi Cement Ltd.	242,018	2,172,759
	JK Paper Ltd.	463,654	2,338,177
	JK Tyre & Industries Ltd.	713,025	1,461,877
	JM Financial Ltd.	2,317,502	1,848,750
	JSW Energy Ltd.	2,133,632	6,226,745
	JSW Steel Ltd.	4,405,966	38,870,401
	Jubilant Ingrevia Ltd.	258,072	1,535,698
	Jubilant Pharmova Ltd.	483,330	2,117,280
	Kalpataru Power Transmission Ltd.	421,283	2,633,689
	Kalyani Steels Ltd.	83,000	338,624
	Karnataka Bank Ltd.	1,284,080	2,266,636
	Karur Vysya Bank Ltd.	2,422,829	3,200,484

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kaveri Seed Co. Ltd.	89,790	$581,858
	KCP Ltd.	60,061	76,086
	KEC International Ltd.	107,121	595,239
*	Kiri Industries Ltd.	101,784	351,563
	Kirloskar Ferrous Industries Ltd.	16,602	76,707
	Kirloskar Oil Engines Ltd.	311,154	1,194,354
	Kitex Garments Ltd.	33,999	75,100
	KNR Constructions Ltd.	421,156	1,262,742
	Kolte-Patil Developers Ltd.	122,121	420,262
	KPIT Technologies Ltd.	168,202	1,568,664
	KPR Mill Ltd.	107,355	691,453
	KRBL Ltd.	191,455	925,745
	L&T Finance Holdings Ltd.	4,273,248	4,669,399
	Larsen & Toubro Ltd.	2,322,577	60,364,064
	LG Balakrishnan & Bros Ltd.	48,273	408,076
	LIC Housing Finance Ltd.	1,853,013	9,108,055
	LT Foods Ltd.	920,767	1,299,963
	Lumax Auto Technologies Ltd.	34,557	95,819
	Lupin Ltd.	978,555	8,833,864
	Maharashtra Seamless Ltd.	313,652	1,223,666
	Mahindra & Mahindra Financial Services Ltd.	3,359,620	9,582,467
	Mahindra & Mahindra Ltd.	3,862,145	65,201,168
	Mahindra CIE Automotive Ltd.	363,559	1,754,453
	Mahindra Lifespace Developers Ltd.	287,022	1,220,776
	Maithan Alloys Ltd.	14,301	182,458
	Manappuram Finance Ltd.	1,911,909	2,696,451
	Mangalam Cement Ltd.	6,708	23,386
	Marksans Pharma Ltd.	1,230,067	965,593
Ω	MAS Financial Services Ltd.	6,085	59,201
*	Max Ventures & Industries Ltd.	16,842	30,189
	Mayur Uniquoters Ltd.	21,970	112,593
	Mazagon Dock Shipbuilders Ltd.	78,360	762,149
*	Meghmani Finechem Ltd.	23,485	302,461
	Meghmani Organics Ltd.	852,102	1,038,171
	Minda Corp. Ltd.	56,052	147,045
*	Mirza International Ltd.	93,391	282,051
Ω	Mishra Dhatu Nigam Ltd.	21,931	56,814
	MOIL Ltd.	323,328	660,672
	Monte Carlo Fashions Ltd.	30,939	243,640
*	Morepen Laboratories Ltd.	189,178	66,863
	Motilal Oswal Financial Services Ltd.	12,056	101,016
	MRF Ltd.	6,805	7,581,864
	Muthoot Finance Ltd.	89,276	1,146,674
	Nahar Spinning Mills Ltd.	1,415	4,337
	Natco Pharma Ltd.	4,716	30,893
	National Aluminium Co. Ltd.	3,868,506	3,957,967
*	National Fertilizers Ltd.	124,949	105,118
	Nava Ltd.	516,367	1,474,209
	Navneet Education Ltd.	76,731	105,114
	NCC Ltd.	1,984,402	2,210,694
	NCL Industries Ltd.	12,157	24,278
	NESCO Ltd.	19,139	136,582
	Neuland Laboratories Ltd.	3,493	64,196
	NIIT Ltd.	437,883	1,754,129
	Nilkamal Ltd.	35,747	816,729
	NMDC Ltd.	2,233,783	3,392,738
††	Nmdc Steel Ltd.	2,233,783	787,275
	NOCIL Ltd.	359,767	920,412
	NRB Bearings Ltd.	85,234	152,132

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Nucleus Software Exports Ltd.	24,787	$122,910
	Oberoi Realty Ltd.	445,933	4,480,121
*	Omaxe Ltd.	268,860	217,955
	OnMobile Global Ltd.	95,484	104,166
	Orient Cement Ltd.	626,309	945,869
	Panama Petrochem Ltd.	55,120	220,061
*Ω	Parag Milk Foods Ltd.	112,114	125,390
*	Patel Engineering Ltd.	183,219	39,710
*	PC Jeweller Ltd.	168,810	104,582
	PCBL Ltd.	1,018,571	1,496,897
	Petronet LNG Ltd.	3,937,868	10,511,383
	Piramal Enterprises Ltd.	380,449	3,999,541
*	Piramal Pharma Ltd.	1,521,796	1,948,660
*Ω	PNB Housing Finance Ltd.	186,149	1,271,241
	PNC Infratech Ltd.	362,587	1,463,460
	Polyplex Corp. Ltd.	96,705	1,803,691
	Power Finance Corp. Ltd.	4,872,837	8,478,807
	Power Mech Projects Ltd.	6,909	159,625
*	Prakash Industries Ltd.	427,986	356,973
	Prestige Estates Projects Ltd.	653,042	3,367,873
*	Pricol Ltd.	220,618	531,209
*	PTC India Financial Services Ltd.	1,527,475	313,445
	PTC India Ltd.	1,090,055	1,288,658
	Punjab National Bank	5,997,812	3,956,208
Ω	Quess Corp. Ltd.	29,855	131,166
	Rain Industries Ltd.	921,211	1,913,949
	Rajesh Exports Ltd.	372,553	3,988,323
	Rallis India Ltd.	368,604	946,245
	Ramco Cements Ltd.	115,415	958,637
	Ramco Industries Ltd.	118,646	212,998
	Ramkrishna Forgings Ltd.	86,812	292,258
	Rane Holdings Ltd.	1,527	16,187
	Rashtriya Chemicals & Fertilizers Ltd.	991,792	1,486,929
	Raymond Ltd.	236,761	4,462,501
*Ω	RBL Bank Ltd.	928,309	1,779,702
	REC Ltd.	7,646,370	11,410,126
	Redington Ltd.	3,602,635	8,188,127
	Reliance Industries Ltd.	11,255,226	325,070,059
*	Reliance Power Ltd.	8,732,244	1,360,595
	Repco Home Finance Ltd.	167,875	473,790
	Rico Auto Industries Ltd.	81,017	88,471
	RITES Ltd.	59,631	262,958
*	RPSG Ventures Ltd.	4,346	23,114
	RSWM Ltd.	46,984	98,091
	Sagar Cements Ltd.	15,384	42,059
	Samvardhana Motherson International Ltd.	1,858,417	1,718,258
	Sangam India Ltd.	7,163	18,726
*	Sanghi Industries Ltd.	14,900	11,854
	Sanghvi Movers Ltd.	20,822	84,818
	Sarda Energy & Minerals Ltd.	15,821	215,257
	Sasken Technologies Ltd.	7,289	81,688
*	Satin Creditcare Network Ltd.	12,537	22,285
	Savita Oil Technologies Ltd.	15,655	52,302
	Seshasayee Paper & Boards Ltd.	78,768	275,351
Ω	SH Kelkar & Co. Ltd.	56,839	97,450
	Shankara Building Products Ltd.	5,132	39,631
	Sharda Cropchem Ltd.	48,057	292,434
	Shilpa Medicare Ltd.	17,298	51,462
	Shipping Corp. of India Ltd.	839,608	1,379,291

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Shriram Finance Ltd.	877,901	$13,886,057
	Siyaram Silk Mills Ltd.	25,904	162,092
	Sobha Ltd.	243,782	1,794,610
	Somany Ceramics Ltd.	6,642	44,127
*	South Indian Bank Ltd.	4,961,219	1,095,822
*	Spandana Sphoorty Financial Ltd.	30,589	212,116
*	Star Cement Ltd.	34,342	45,378
	State Bank of India	7,219,632	49,334,372
	State Bank of India, GDR	18,502	1,258,136
	Steel Authority of India Ltd.	7,056,235	7,871,625
*	Strides Pharma Science Ltd.	328,728	1,190,806
	Sun Pharmaceutical Industries Ltd.	2,272,153	28,839,603
	Sun TV Network Ltd.	320,848	1,829,160
	Sundaram Finance Ltd.	1,601	44,374
	Sundaram-Clayton Ltd.	2,169	124,964
	Sunteck Realty Ltd.	290,750	1,281,481
	Surya Roshni Ltd.	70,915	556,792
	Sutlej Textiles & Industries Ltd.	69,227	50,799
	Tamil Nadu Newsprint & Papers Ltd.	25,719	75,742
	Tamilnadu Petroproducts Ltd.	51,424	55,965
*	TARC Ltd.	263,704	135,658
	Tata Chemicals Ltd.	756,239	9,046,042
	Tata Coffee Ltd.	314,920	820,068
	Tata Consumer Products Ltd.	1,151,980	10,293,386
	Tata Metaliks Ltd.	1,879	19,213
*	Tata Motors Ltd.	3,914,337	21,770,440
	Tata Steel Ltd.	26,120,429	38,436,465
	TD Power Systems Ltd.	29,730	48,428
	Tech Mahindra Ltd.	212,572	2,657,159
	Techno Electric & Engineering Co. Ltd.	94,553	408,297
*††	Teledata Marine Solutions Ltd.	267,258	0
	Texmaco Rail & Engineering Ltd.	310,000	214,888
	Thirumalai Chemicals Ltd.	144,596	319,334
	Tide Water Oil Co. India Ltd.	12,468	150,460
	Time Technoplast Ltd.	700,810	735,182
	Tinplate Co. of India Ltd.	177,942	760,044
*	Titagarh Wagons Ltd.	153,588	432,494
	Tourism Finance Corp. of India Ltd.	5,866	5,728
	Transport Corp. of India Ltd.	126,881	977,105
	Trident Ltd.	465,215	196,498
	Triveni Engineering & Industries Ltd.	523,300	1,835,940
	Tube Investments of India Ltd.	254,745	8,126,852
	TV Today Network Ltd.	55,663	168,331
*	TV18 Broadcast Ltd.	2,846,060	1,191,916
	TVS Srichakra Ltd.	6,206	250,888
	Uflex Ltd.	197,481	1,313,657
*	Ujjivan Financial Services Ltd.	30,011	98,200
	Unichem Laboratories Ltd.	200,132	863,175
	Union Bank of India Ltd.	2,469,415	2,391,597
	UPL Ltd.	1,351,799	12,532,122
	Usha Martin Ltd.	512,950	1,175,803
*	UTI Asset Management Co. Ltd.	1,331	12,233
*	VA Tech Wabag Ltd.	167,419	651,973
	Vakrangee Ltd.	91,871	30,482
*	Vardhman Textiles Ltd.	769,464	2,859,043
*Ω	Varroc Engineering Ltd.	99,361	338,600
	Vedanta Ltd.	2,085,561	8,529,187
	Venky's India Ltd.	9,345	209,326
	Vindhya Telelinks Ltd.	23,855	474,814

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Visaka Industries Ltd.	2,383	$12,035
*	Vodafone Idea Ltd.	8,039,629	704,567
	Voltamp Transformers Ltd.	1,323	41,017
	Welspun Corp. Ltd.	721,465	1,865,509
	Welspun Enterprises Ltd.	458,544	818,093
	Welspun India Ltd.	1,707,326	1,402,019
	West Coast Paper Mills Ltd.	215,107	1,429,886
	Wipro Ltd.	4,636,287	22,696,881
*	Wockhardt Ltd.	300,097	760,558
*	Yes Bank Ltd.	19,922,354	4,214,795
	Zee Entertainment Enterprises Ltd.	3,660,922	10,181,929
*	Zee Media Corp. Ltd.	637,519	98,493
	Zensar Technologies Ltd.	423,215	1,207,653
	Zydus Lifesciences Ltd.	202,600	1,065,944
	Zydus Wellness Ltd.	9,780	167,459
TOTAL INDIA			1,709,034,645
INDONESIA — (1.8%)
	ABM Investama Tbk PT	492,900	103,626
	Ace Hardware Indonesia Tbk PT	18,083,100	592,072
	Adaro Energy Indonesia Tbk PT	81,977,800	16,243,511
*	Adhi Karya Persero Tbk PT	5,286,700	169,452
*	Alam Sutera Realty Tbk PT	36,827,000	398,814
	Aneka Tambang Tbk PT	6,326,800	980,332
	Astra Agro Lestari Tbk PT	3,153,766	1,731,940
	Astra International Tbk PT	66,861,400	26,861,690
	Astra Otoparts Tbk PT	291,800	26,498
*††	Bakrie Telecom Tbk PT	160,430,200	100,336
*	Bank Capital Indonesia Tbk PT	15,302,200	132,868
	Bank Mandiri Persero Tbk PT	30,965,062	20,633,137
	Bank Negara Indonesia Persero Tbk PT	21,131,641	12,953,501
	Bank OCBC Nisp Tbk PT	780,600	40,400
	Bank Pan Indonesia Tbk PT	49,297,301	5,198,332
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	17,941,684	1,634,536
	Bank Pembangunan Daerah Jawa Timur Tbk PT	19,489,500	956,104
	Bank Syariah Indonesia Tbk PT	378,100	33,757
	Bank Tabungan Negara Persero Tbk PT	36,201,215	3,293,212
*	Bekasi Fajar Industrial Estate Tbk PT	29,173,100	284,343
	BFI Finance Indonesia Tbk PT	458,600	35,450
	BISI International Tbk PT	10,049,400	1,056,497
	Blue Bird Tbk PT	142,100	15,338
*	Buana Lintas Lautan Tbk PT	34,518,800	345,678
	Bukit Asam Tbk PT	22,403,100	5,093,238
*	Bumi Serpong Damai Tbk PT	16,178,400	1,011,156
	Ciputra Development Tbk PT	61,693,678	4,017,279
*	City Retail Developments Tbk PT	1,000,000	9,635
	Delta Dunia Makmur Tbk PT	31,802,100	620,722
	Dharma Satya Nusantara Tbk PT	4,518,100	205,463
*	Eagle High Plantations Tbk PT	33,587,800	152,512
	Elang Mahkota Teknologi Tbk PT	632,900	45,848
	Elnusa Tbk PT	17,885,700	373,303
	Erajaya Swasembada Tbk PT	54,411,000	1,529,276
*	Gajah Tunggal Tbk PT	8,135,800	325,508
*††	Garuda Indonesia Persero Tbk PT	7,731,781	50,548
*	Global Mediacom Tbk PT	5,743,400	109,124
	Gudang Garam Tbk PT	634,700	974,216
*††	Hanson International Tbk PT	37,319,300	0
	Harum Energy Tbk PT	2,403,700	278,703
	Indah Kiat Pulp & Paper Tbk PT	15,933,000	8,878,977

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indika Energy Tbk PT	11,304,900	$1,823,697
	Indo Tambangraya Megah Tbk PT	2,252,600	5,449,220
	Indocement Tunggal Prakarsa Tbk PT	1,187,100	793,973
	Indofood Sukses Makmur Tbk PT	26,018,000	11,692,478
	Indomobil Sukses Internasional Tbk PT	218,700	12,701
	Integra Indocabinet Tbk PT	4,584,200	110,288
*	Intiland Development Tbk PT	16,318,400	175,219
	Japfa Comfeed Indonesia Tbk PT	29,403,550	2,653,172
	Jaya Real Property Tbk PT	66,551,400	2,166,562
*	Kawasan Industri Jababeka Tbk PT	151,628,856	1,395,673
	KMI Wire & Cable Tbk PT	10,201,300	204,348
*	Krakatau Steel Persero Tbk PT	3,578,500	75,474
*	Lippo Cikarang Tbk PT	2,408,310	154,391
*	Lippo Karawaci Tbk PT	220,161,662	1,205,919
*	Malindo Feedmill Tbk PT	6,123,100	197,004
	Medco Energi Internasional Tbk PT	48,315,232	4,532,312
*	Media Nusantara Citra Tbk PT	32,613,000	1,515,544
	Metrodata Electronics Tbk PT	4,968,950	185,754
	Mitra Pinasthika Mustika Tbk PT	3,767,800	296,706
*	MNC Kapital Indonesia Tbk PT	6,530,700	30,994
*	MNC Vision Networks Tbk PT	2,925,400	11,927
*	Mulia Industrindo Tbk PT	1,071,300	41,124
*	Multipolar Tbk PT	10,396,600	71,598
*††	Omni Inovasi Indonesia Tbk PT	6,628,800	22,135
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,637,300	2,271,146
	Pakuwon Jati Tbk PT	5,401,300	161,556
	Panin Financial Tbk PT	71,089,600	2,127,906
*	Paninvest Tbk PT	9,344,200	939,921
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	20,015,284	1,416,884
*	PP Persero Tbk PT	10,452,400	486,174
	Puradelta Lestari Tbk PT	2,516,000	27,894
	Ramayana Lestari Sentosa Tbk PT	12,222,700	579,792
	Salim Ivomas Pratama Tbk PT	22,834,800	646,704
	Samator Indo Gas Tbk PT	610,500	81,130
	Sampoerna Agro Tbk PT	8,192,041	1,159,756
	Samudera Indonesia Tbk PT	5,703,500	165,354
*	Sarana Meditama Metropolitan Tbk PT	563,000	10,752
	Sawit Sumbermas Sarana Tbk PT	2,408,000	254,661
	Semen Indonesia Persero Tbk PT	16,610,451	8,228,262
	Siloam International Hospitals Tbk PT	11,985,700	976,486
	Sinar Mas Agro Resources & Technology Tbk PT	2,929,900	1,007,243
*††	Sri Rejeki Isman Tbk PT	63,289,500	115,580
	Steel Pipe Industry of Indonesia PT	695,900	11,716
	Summarecon Agung Tbk PT	10,977,200	451,694
	Surya Citra Media Tbk PT	3,911,000	59,109
*	Surya Semesta Internusa Tbk PT	31,465,000	894,859
*††	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	85,987
	Timah Tbk PT	7,463,100	624,395
*††	Trada Alam Minera Tbk PT	188,544,700	117,919
	Trias Sentosa Tbk PT	336,500	16,620
	Triputra Agro Persada PT	1,841,500	76,179
	Tunas Baru Lampung Tbk PT	17,990,700	852,897
	Unggul Indah Cahaya Tbk PT	288,335	184,700
	United Tractors Tbk PT	10,058,200	16,513,113
*	Vale Indonesia Tbk PT	9,103,000	4,539,589
*††	Waskita Beton Precast Tbk PT	22,419,100	26,640
*	Waskita Karya Persero Tbk PT	25,152,582	571,756
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	63,847

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Wijaya Karya Beton Tbk PT	18,377,300	$226,891
*	Wijaya Karya Persero Tbk PT	20,467,200	944,860
	XL Axiata Tbk PT	27,641,503	4,257,270
TOTAL INDONESIA			203,492,387
KUWAIT — (0.0%)
	Agility Public Warehousing Co. KSC	54,752	106,006
	Gulf Bank KSCP	96,069	98,508
	National Bank of Kuwait SAKP	538	1,934
TOTAL KUWAIT			206,448
MALAYSIA — (1.9%)
#	Aeon Co. M Bhd	1,863,900	591,021
#	AFFIN Bank Bhd	8,141,254	4,052,533
	Alliance Bank Malaysia Bhd	5,474,300	4,613,762
	Allianz Malaysia Bhd	93,300	303,872
	AMMB Holdings Bhd	8,713,662	8,351,605
	Batu Kawan Bhd	1,621,150	8,674,916
*	Berjaya Assets Bhd	604,700	42,558
*	Berjaya Corp. Bhd	12,296,429	938,443
#*	Berjaya Land Bhd	5,491,800	347,917
#	BIMB Holdings Bhd	1,350,107	775,677
#*	Boustead Holdings Bhd	2,832,091	446,100
#	Boustead Plantations Bhd	3,285,600	505,341
*	Bumi Armada Bhd	16,166,700	2,192,482
	Cahya Mata Sarawak Bhd	2,178,700	620,014
#	CB Industrial Product Holding Bhd	1,285,500	329,191
	CIMB Group Holdings Bhd	24,440,956	33,011,239
*	Coastal Contracts Bhd	18,700	11,007
*	Comfort Glove Bhd	227,900	24,378
#	CSC Steel Holdings Bhd	821,256	233,427
	Dagang NeXchange Bhd	162,900	25,221
	Dayang Enterprise Holdings Bhd	340,600	118,068
#	DRB-Hicom Bhd	5,248,300	2,171,213
	Eco World Development Group Bhd	4,739,300	769,435
#*	Ekovest Bhd	8,316,700	801,739
	FAR East Holdings Bhd	57,360	51,191
	Gadang Holdings Bhd	2,586,100	209,434
	Gamuda Bhd	6,403,875	5,896,000
	Genting Bhd	6,931,100	8,066,749
	Genting Malaysia Bhd	7,868,200	5,253,215
	Genting Plantations Bhd	82,800	117,927
	George Kent Malaysia Bhd	1,855,600	241,718
	HAP Seng Consolidated Bhd	780,782	1,355,901
#	Hartalega Holdings Bhd	1,638,300	620,532
#	Hengyuan Refining Co. Bhd	701,800	622,859
#*	Hextar Healthcare Bhd	913,300	76,229
#	Hiap Teck Venture Bhd	7,260,700	581,264
#	Hibiscus Petroleum Bhd	3,128,500	845,168
	Hong Leong Financial Group Bhd	1,596,834	6,929,228
	Hong Leong Industries Bhd	129,100	268,415
#	IGB Bhd	2,014,864	1,134,993
	IJM Corp. Bhd	15,600,418	5,714,615
	Insas Bhd	2,517,100	473,384
#	IOI Properties Group Bhd	6,844,725	1,767,199
*	Iskandar Waterfront City Bhd	1,951,300	151,870
#*	JAKS Resources Bhd	6,809,780	400,816
#	Jaya Tiasa Holdings Bhd	2,431,633	354,669

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Keck Seng Malaysia Bhd	751,400	$632,976
#*	KNM Group Bhd	13,856,690	195,545
	Kossan Rubber Industries Bhd	436,000	107,601
#*	KSL Holdings Bhd	1,718,751	330,922
#	Kumpulan Fima Bhd	575,200	268,508
	Land & General Bhd	11,345,220	293,735
#	LBS Bina Group Bhd	3,959,834	395,733
#Ω	Lotte Chemical Titan Holding Bhd	955,993	352,461
#	Magnum Bhd	5,250,545	1,639,860
#	Mah Sing Group Bhd	7,228,862	1,027,853
	Malayan Banking Bhd	11,719,712	24,036,988
#	Malayan Flour Mills Bhd	3,469,175	676,250
*	Malaysia Airports Holdings Bhd	270,554	448,490
#	Malaysia Building Society Bhd	12,469,943	1,773,075
	Malaysian Resources Corp. Bhd	9,629,347	748,174
	Matrix Concepts Holdings Bhd	1,192,050	436,340
#	MBM Resources Bhd	812,703	665,445
	Mega First Corp. Bhd	370,400	309,699
	MISC Bhd	4,427,804	7,605,071
#	MKH Bhd	1,847,578	542,308
#	MNRB Holdings Bhd	1,983,779	428,373
	MPHB Capital Bhd	178,400	41,460
	Muda Holdings Bhd	529,900	223,889
*	Muhibbah Engineering M Bhd	2,526,000	418,526
#	OCK Group Bhd	204,300	19,470
	Oriental Holdings Bhd	2,554,379	4,148,650
	OSK Holdings Bhd	6,761,306	1,586,500
	Pantech Group Holdings Bhd	2,022,394	394,656
#	Paramount Corp. Bhd	1,807,455	322,248
#	Petron Malaysia Refining & Marketing Bhd	247,800	266,008
#*	Pos Malaysia Bhd	1,777,400	248,275
	PPB Group Bhd	2,012,039	8,308,592
	RHB Bank Bhd	7,762,444	10,479,079
#*	Sapura Energy Bhd	39,709,700	464,191
#	Sarawak Oil Palms Bhd	1,041,700	648,606
	Sime Darby Bhd	14,048,000	7,628,959
	Sime Darby Property Bhd	7,330,900	844,559
#	SP Setia Bhd Group	8,294,573	1,357,852
*††	Sumatec Resources Bhd	2,855,100	0
#	Sunway Bhd	7,890,186	2,983,943
	Suria Capital Holdings Bhd	793,880	219,962
#	Ta Ann Holdings Bhd	878,826	703,446
	Tan Chong Motor Holdings Bhd	658,600	188,257
	Top Glove Corp. Bhd	8,228,500	1,608,093
*	Tropicana Corp. Bhd	4,993,061	1,582,677
	TSH Resources Bhd	155,000	40,393
	UEM Edgenta Bhd	1,204,400	296,870
#*	UEM Sunrise Bhd	7,200,345	458,074
	UMW Holdings Bhd	84,600	73,487
	United Malacca Bhd	902,000	1,158,541
	UOA Development Bhd	7,928,699	3,123,286
*	Velesto Energy Bhd	13,483,328	732,255
*	Wah Seong Corp. Bhd	676,080	119,140
#	WCT Holdings Bhd	4,268,224	436,862
#	Yinson Holdings Bhd	759,180	479,249
*	YNH Property Bhd	2,542,050	2,619,650
#	YTL Corp. Bhd	23,088,921	3,065,480
TOTAL MALAYSIA			211,291,127

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MEXICO — (2.9%)
#*	ALEATICA SAB de CV	21,226	$38,889
	Alfa SAB de CV, Class A	24,013,323	17,381,460
#	Alpek SAB de CV	1,832,399	2,893,031
	Arca Continental SAB de CV	1,018,991	8,988,312
#Ω	Banco del Bajio SA	1,608,128	6,459,669
*	Cemex SAB de CV	69,050	36,743
#*	Cemex SAB de CV, Sponsored ADR	3,255,220	17,382,872
	Coca-Cola Femsa SAB de CV, Sponsored ADR	50,903	3,877,790
	Coca-Cola Femsa SAB de CV	1,044,400	7,946,214
#	Consorcio ARA SAB de CV	3,207,049	711,902
	Corp Actinver SAB de CV	89,268	60,798
*	Corp Interamericana de Entretenimiento SAB de CV, Class B	815,461	606,708
#	Cydsa SAB de CV	5,874	5,490
	Dine SAB de CV	993,864	1,320,015
	El Puerto de Liverpool SAB de CV, Class C1	520,011	3,298,102
	Fomento Economico Mexicano SAB de CV	389,909	3,413,839
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	86,092	7,558,877
	GCC SAB de CV	745,432	5,916,586
	Genomma Lab Internacional SAB de CV, Class B	987,459	932,371
	Gentera SAB de CV	2,752,546	3,359,099
	Grupo Carso SAB de CV	2,492,051	12,506,244
	Grupo Comercial Chedraui SA de CV	1,602,627	7,894,622
	Grupo Elektra SAB de CV	37,568	2,059,103
	Grupo Financiero Banorte SAB de CV, Class O	5,909,135	48,953,832
#*	Grupo Financiero Inbursa SAB de CV, Class O	5,896,261	12,719,053
*	Grupo Gigante SAB de CV	471,076	612,908
	Grupo Herdez SAB de CV	11,958	28,951
	Grupo Industrial Saltillo SAB de CV	1,352,696	2,255,631
	Grupo KUO SAB de CV, Class B	1,904,343	4,293,001
	Grupo Mexico SAB de CV, Class B	8,910,149	39,628,527
*	Grupo Pochteca SAB de CV	67,810	29,529
*	Grupo Posadas SAB de CV	161,463	244,803
	Grupo Rotoplas SAB de CV	45,420	68,454
*	Grupo Simec SAB de CV, Class B	690,073	7,879,010
	Grupo Televisa SAB, Sponsored ADR	713,059	4,385,313
#	Grupo Televisa SAB	2,296,479	2,809,850
#*Ω	Grupo Traxion SAB de CV	33,583	61,867
*	Hoteles City Express SAB de CV	259,134	106,788
*	Industrias CH SAB de CV, Class B	1,874,771	22,201,956
#*	Industrias Penoles SAB de CV	510,998	7,223,523
#	La Comer SAB de CV	3,231,161	7,097,040
	Medica Sur SAB de CV, Class B	1,000	2,066
#	Megacable Holdings SAB de CV	852,112	2,679,353
#*	Minera Frisco SAB de CV, Class A1	12,027,802	1,928,996
*Ω	Nemak SAB de CV	8,866,681	2,848,752
	Orbia Advance Corp. SAB de CV	4,080,389	8,130,225
#*	Organizacion Cultiba SAB de CV	157,421	93,965
#	Organizacion Soriana SAB de CV, Class B	13,628,661	22,110,703
	Promotora y Operadora de Infraestructura SAB de CV	558,852	5,454,227
*	Vista Energy SAB de CV, ADR	3,552	56,477
	Vitro SAB de CV, Class A	927,658	985,272
TOTAL MEXICO			319,538,808
PHILIPPINES — (1.0%)
	ACEN Corp.	441,060	56,740
††	ACR Mining Corp.	105,455	6,479
	AllHome Corp.	103,000	4,630
	Alliance Global Group, Inc.	18,982,306	4,355,632
	Alsons Consolidated Resources, Inc.	5,043,000	77,260

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Apex Mining Co., Inc.	2,152,000	$78,411
*	Atlas Consolidated Mining & Development Corp.	4,214,600	340,775
	Ayala Corp.	181,650	2,362,329
	Bank of the Philippine Islands	3,509,243	6,757,066
	BDO Unibank, Inc.	8,238,347	18,581,061
*	Belle Corp.	4,041,000	100,719
*	Cebu Air, Inc.	96,530	75,744
*Ω	CEMEX Holdings Philippines, Inc.	17,723,719	377,881
	China Banking Corp.	7,846,432	4,116,490
	Cosco Capital, Inc.	13,204,600	1,134,401
	DMCI Holdings, Inc.	9,952,900	2,009,436
	East West Banking Corp.	2,667,000	355,046
*††	Export & Industry Bank, Inc., Class A	14,950	0
	Filinvest Development Corp.	384,400	44,958
	Filinvest Land, Inc.	73,198,031	1,153,919
	First Philippine Holdings Corp.	3,175,100	3,665,358
*††	Fwbc Holdings, Inc.	5,471,786	0
	Global Ferronickel Holdings, Inc.	9,391,116	430,200
	GT Capital Holdings, Inc.	245,527	2,296,715
*	Integrated Micro-Electronics, Inc.	2,128,500	206,810
	JG Summit Holdings, Inc.	10,748,137	10,571,874
	LT Group, Inc.	9,164,300	1,693,224
	Megaworld Corp.	57,011,300	2,216,073
	Metropolitan Bank & Trust Co.	8,379,102	8,803,442
	Nickel Asia Corp.	2,844,340	328,754
*	Petron Corp.	15,733,900	723,723
††	Philcomsat Holdings Corp.	497,957	545
	Philex Mining Corp.	4,703,000	251,444
*	Philippine National Bank	3,173,985	1,146,924
*††	Philippine National Construction Corp.	398,900	6,711
	Philippine Savings Bank	1,950,769	2,034,268
*††	Philtown Properties, Inc.	232,901	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	191,592
	Pilipinas Shell Petroleum Corp.	112,730	35,955
	Premium Leisure Corp.	6,804,000	64,807
	Puregold Price Club, Inc.	506,900	311,372
	RFM Corp.	762,400	50,302
	Rizal Commercial Banking Corp.	4,608,906	1,977,949
	Robinsons Land Corp.	17,633,908	4,949,901
	Robinsons Retail Holdings, Inc.	799,160	852,116
	San Miguel Corp.	4,937,526	9,039,854
	Security Bank Corp.	1,414,324	2,386,836
*	Top Frontier Investment Holdings, Inc.	526,832	902,516
	Union Bank of the Philippines	7,002,298	12,405,380
	Vista Land & Lifescapes, Inc.	46,966,968	1,525,681
TOTAL PHILIPPINES			111,059,303
POLAND — (0.8%)
#*	Agora SA	230,402	297,853
*	Alior Bank SA	417,678	3,795,138
	Amica SA	9,232	186,585
	ASBISc Enterprises PLC	10,964	55,619
	Asseco Poland SA	32,278	568,052
	Bank Handlowy w Warszawie SA	13,779	257,854
*	Bank Millennium SA	2,029,668	2,416,043
	Bank Polska Kasa Opieki SA	128,346	2,742,658
	Boryszew SA	283,585	356,920
	Ciech SA	153,756	1,706,374
	Cyfrowy Polsat SA	640,400	2,719,267

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
POLAND — (Continued)
#	Develia SA	1,336,579	$810,012
*	Enea SA	1,381,723	2,156,048
*	Famur SA	115,828	97,558
*	Grupa Azoty SA	267,187	2,808,159
	Grupa Kety SA	13,463	1,554,080
#*	Jastrzebska Spolka Weglowa SA	225,918	3,527,554
	Kernel Holding SA	192,703	823,000
	KGHM Polska Miedz SA	413,337	13,513,267
#	Lubelski Wegiel Bogdanka SA	66,568	847,896
*	mBank SA	35,714	2,632,942
*	Mercator Medical SA	3,520	37,692
*	PGE Polska Grupa Energetyczna SA	3,415,788	5,914,745
*	PKP Cargo SA	129,546	448,477
	Polski Koncern Naftowy Orlen SA	2,133,658	32,046,734
	Santander Bank Polska SA	11,630	773,187
	Stalexport Autostrady SA	176,122	120,963
*	Tauron Polska Energia SA	5,655,749	3,086,160
TOTAL POLAND			86,300,837
QATAR — (0.6%)
	Aamal Co.	6,644,133	1,793,355
	Al Khaleej Takaful Group QSC	700,665	430,676
*	Alijarah Holding Co. QPSC	2,029,690	401,917
	Baladna	6,055,592	2,484,852
	Barwa Real Estate Co.	6,203,860	4,852,542
	Commercial Bank PSQC	5,706,927	9,434,433
	Doha Bank QPSC	6,587,905	3,503,848
	Doha Insurance Co. QSC	63,045	36,499
*	Gulf International Services QSC	6,741,369	3,290,743
	Gulf Warehousing Co.	768,039	720,618
*	Lesha Bank LLC	851,790	268,550
	Mannai Corp. QSC	114,414	243,519
	Masraf Al Rayan QSC	7,852,669	5,912,465
*	Mazaya Real Estate Development QPSC	3,835,247	729,922
	Medicare Group	45,134	77,065
	Mesaieed Petrochemical Holding Co.	9,525,421	5,650,825
	Ooredoo QPSC	3,481,665	8,554,970
	Qatar Aluminum Manufacturing Co.	217,701	109,296
	Qatar Fuel QSC	723,841	3,557,083
	Qatar Gas Transport Co. Ltd.	23,733	24,840
	Qatar Industrial Manufacturing Co. QSC	47,636	41,360
	Qatar Insurance Co. SAQ	3,046,813	1,529,986
	Qatar National Cement Co. QSC	545,561	764,489
	Qatar Navigation QSC	1,734,866	4,540,569
*	Salam International Investment Ltd. QSC	6,033,741	1,018,979
	United Development Co. QSC	8,988,574	2,994,094
	Vodafone Qatar QSC	7,116,855	3,360,342
TOTAL QATAR			66,327,837
RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	88,415	0
*††	Gazprom PJSC,Sponsored ADR	9,648,397	0
*††	Lukoil PJSC, Sponsored ADR	919,241	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,296	0
*††	Rosneft Oil Co. PJSC, GDR	1,520,319	0
*††	RusHydro PJSC, ADR	4,402,355	0
*††	Sberbank of Russia PJSC, Sponsored ADR	31,829	0
*††	VTB Bank PJSC, GDR	5,107,496	0

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SAUDI ARABIA — (3.5%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	21,491	$134,684
	Al Babtain Power & Telecommunication Co.	165,695	1,008,146
*	Al Etihad Cooperative Insurance Co.	152,695	690,744
*	Al Hassan Ghazi Ibrahim Shaker Co.	101,756	514,916
*	Al Jouf Cement Co.	420,309	1,437,754
*	Al Khaleej Training & Education Co.	221,457	901,350
	Al Yamamah Steel Industries Co.	17,131	112,035
*	AlAbdullatif Industrial Investment Co.	72,998	329,328
*	AlJazira Takaful Ta'awuni Co.	209,910	1,037,842
*	Allianz Saudi Fransi Cooperative Insurance Co.	90,301	358,058
	Arab National Bank	1,980,643	14,642,887
	Arabian Cement Co.	375,537	3,567,657
	Arriyadh Development Co.	184,029	934,543
	Astra Industrial Group	194,274	2,816,205
	Bank Al-Jazira	2,216,916	11,507,936
	Banque Saudi Fransi	1,747,499	19,108,653
*	Basic Chemical Industries Ltd.	71,985	689,411
*	Buruj Cooperative Insurance Co.	56,068	270,758
*	Chubb Arabia Cooperative Insurance Co.	32,188	155,392
	City Cement Co.	516,082	2,894,014
*	Dar Al Arkan Real Estate Development Co.	2,790,227	9,338,246
*	Dur Hospitality Co.	319,784	1,996,331
	Eastern Province Cement Co.	299,249	3,501,413
	Electrical Industries Co.	22,922	164,210
*	Emaar Economic City	1,825,796	3,996,080
	Etihad Etisalat Co.	2,136,975	20,188,431
	Gulf Insurance Group	97,728	748,142
	Hail Cement Co.	361,990	1,149,078
*	Jazan Energy & Development Co.	200,816	700,103
	L'Azurde Co. for Jewelry	36,569	128,309
*	Methanol Chemicals Co.	143,609	1,002,045
*	Middle East Specialized Cables Co.	55,530	159,802
*	Mobile Telecommunications Co. Saudi Arabia	2,543,910	7,119,082
	Najran Cement Co.	685,220	2,314,157
	National Co. for Glass Industries	62,974	585,406
	National Gypsum	29,938	197,492
*	National Industrialization Co.	1,402,403	4,640,070
	Nayifat Finance Co.	8,989	45,837
	Northern Region Cement Co.	687,101	2,073,755
*	Rabigh Refining & Petrochemical Co.	439,998	1,316,973
	Riyad Bank	1,928,898	15,910,308
	Sahara International Petrochemical Co.	1,791,938	17,828,516
	Saudi Basic Industries Corp.	3,515,505	87,239,417
	Saudi British Bank	3,250,555	31,495,806
	Saudi Ceramic Co.	147,973	1,219,020
	Saudi Chemical Co. Holding	324,627	2,336,513
	Saudi Industrial Investment Group	1,398,582	9,292,827
	Saudi Industrial Services Co.	310,807	1,929,526
	Saudi Investment Bank	1,327,272	6,376,392
*	Saudi Kayan Petrochemical Co.	5,222,555	18,617,625
*	Saudi Marketing Co.	97,961	574,245
	Saudi National Bank	2,864,921	36,268,681
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	69,289	424,556
*	Saudi Reinsurance Co.	292,183	1,247,989
	Savola Group	418,594	3,358,771
*	Seera Group Holding	775,187	3,834,134
*	Sinad Holding Co.	390,985	1,152,611
	Tabuk Cement Co.	340,946	1,368,307
*	Takween Advanced Industries Co.	23,618	62,573

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Umm Al-Qura Cement Co.	224,575	$1,027,037
	United International Transportation Co.	15,240	203,994
	United Wire Factories Co.	2,640	17,954
*	Walaa Cooperative Insurance Co.	52,750	211,532
*	Yamama Cement Co.	746,525	5,716,847
	Yanbu Cement Co.	137,413	1,359,840
	Yanbu National Petrochemical Co.	546,373	6,474,518
*	Zamil Industrial Investment Co.	231,061	1,045,278
TOTAL SAUDI ARABIA			381,072,092
SOUTH AFRICA — (3.5%)
	Absa Group Ltd.	3,191,683	36,679,801
	Adcock Ingram Holdings Ltd.	42,701	125,557
	Advtech Ltd.	74,600	79,577
	AECI Ltd.	720,614	3,628,563
	African Rainbow Minerals Ltd.	530,427	8,698,190
	Alexander Forbes Group Holdings Ltd.	3,108,833	879,359
	Altron Ltd., Class A	134,145	67,330
	Alviva Holdings Ltd.	641,511	1,021,343
	AngloGold Ashanti Ltd., Sponsored ADR	1,069,813	22,487,469
	Aspen Pharmacare Holdings Ltd.	1,150,435	10,037,223
	Astral Foods Ltd.	163,876	1,518,632
	Barloworld Ltd.	1,219,983	6,307,146
*	Blue Label Telecoms Ltd.	2,430,088	727,527
#*	Brait PLC	5,322,564	1,169,431
	Caxton & CTP Publishers & Printers Ltd.	1,280,784	653,820
	DataTec Ltd.	3,762,864	7,370,236
*	Discovery Ltd.	315,914	2,512,823
	DRDGOLD Ltd.	958,298	765,385
	Exxaro Resources Ltd.	826,098	10,367,403
	Foschini Group Ltd.	15,370	96,077
#	Gold Fields Ltd., Sponsored ADR	1,238,081	14,163,647
	Grindrod Ltd.	1,273,685	764,064
	Harmony Gold Mining Co. Ltd.	1,302,550	4,638,868
	Harmony Gold Mining Co. Ltd., Sponsored ADR	231,220	811,582
	Hudaco Industries Ltd.	161,173	1,342,183
	Impala Platinum Holdings Ltd.	3,454,876	40,062,146
	Investec Ltd.	1,124,936	7,145,571
	KAP Industrial Holdings Ltd.	8,591,533	2,048,843
	Lewis Group Ltd.	831,398	2,197,687
	Life Healthcare Group Holdings Ltd.	3,867,360	3,797,238
	Merafe Resources Ltd.	7,989,109	615,889
	Metair Investments Ltd.	1,108,694	1,587,027
	Momentum Metropolitan Holdings	5,738,330	6,259,449
	Motus Holdings Ltd.	388,750	2,754,281
	Mpact Ltd.	1,846,736	3,085,514
	MTN Group Ltd.	2,292,688	19,406,724
*	Murray & Roberts Holdings Ltd.	4,920,201	766,623
	Nedbank Group Ltd.	1,566,344	20,301,067
	Oceana Group Ltd.	141,853	562,113
	Old Mutual Ltd.	17,101,994	11,658,063
	Omnia Holdings Ltd.	1,060,332	3,823,083
Ω	Pepkor Holdings Ltd.	4,869,344	5,755,820
*	PPC Ltd.	6,864,166	1,049,764
	Raubex Group Ltd.	1,302,830	1,796,513
	RCL Foods Ltd.	159,113	92,216
	Reunert Ltd.	1,070,284	3,528,946
	RFG Holdings Ltd.	23,326	16,463
	Royal Bafokeng Platinum Ltd.	591,722	5,645,968

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Sappi Ltd.	2,995,739	$8,880,103
	Sasol Ltd.	1,778,144	32,303,220
	Sibanye Stillwater Ltd.	3,135,722	8,288,500
#	Sibanye Stillwater Ltd., ADR	1,135,268	12,215,484
	Standard Bank Group Ltd.	3,464,223	34,565,016
*	Steinhoff International Holdings NV	339,247	9,847
	Super Group Ltd.	2,310,562	3,667,826
#*	Telkom SA SOC Ltd.	1,522,948	3,046,785
*	Trencor Ltd.	1,135,741	376,505
	Tsogo Sun Gaming Ltd.	440,578	300,214
*	Wilson Bayly Holmes-Ovcon Ltd.	299,156	1,697,312
*	Zeda Ltd.	1,219,983	932,516
TOTAL SOUTH AFRICA			387,153,572
SOUTH KOREA — (12.5%)
	Aekyung Chemical Co. Ltd.	37,530	266,705
*	Agabang&Company	12,246	37,781
	AJ Networks Co. Ltd.	69,115	351,404
*	Ajin Industrial Co. Ltd.	191,527	423,493
	AK Holdings, Inc.	12,344	185,155
#	Amorepacific Group	62,993	2,108,864
#	Asia Cement Co. Ltd.	83,810	649,190
	ASIA Holdings Co. Ltd.	4,097	444,438
	Asia Paper Manufacturing Co. Ltd.	27,225	876,775
	AUK Corp.	137,335	259,219
	Aurora World Corp.	19,282	128,366
	Austem Co. Ltd.	74,800	107,104
	Autech Corp.	12,933	64,990
*	Barunson Entertainment & Arts Corp.	76,043	67,454
	BGF Co. Ltd.	108,329	374,643
	BGFecomaterials Co. Ltd.	9,387	41,763
	Binggrae Co. Ltd.	15,376	516,361
*	BioSmart Co. Ltd.	54,215	165,823
	Bixolon Co. Ltd.	27,536	180,952
	BNK Financial Group, Inc.	976,386	5,632,679
	Bookook Securities Co. Ltd.	20,358	313,148
	BYC Co. Ltd.	752	225,851
	Byucksan Corp.	249,204	480,869
	Chinyang Holdings Corp.	83,349	215,851
	Chongkundang Holdings Corp.	8,866	397,566
*	Chorokbaem Media Co. Ltd.	15,747	148,742
	Chosun Refractories Co. Ltd.	8,873	578,031
	CJ CheilJedang Corp.	39,967	11,213,128
	CJ Corp.	81,080	5,435,468
	CJ ENM Co. Ltd.	34,967	3,058,875
*	CJ Logistics Corp.	22,943	1,685,453
	CKD Bio Corp.	2,543	51,274
#	Com2uSCorp	18,368	999,960
*	Comtec Systems Co. Ltd.	330,288	204,796
	Coweaver Co. Ltd.	16,593	108,032
	CROWNHAITAI Holdings Co. Ltd.	14,646	86,228
	Cuckoo Holdings Co. Ltd.	2,859	38,237
	Cuckoo Homesys Co. Ltd.	2,467	59,940
	Cymechs, Inc.	422	4,749
	Dae Han Flour Mills Co. Ltd.	5,781	702,047
	Dae Hyun Co. Ltd.	150,199	280,323
	Dae Won Kang Up Co. Ltd.	215,821	566,498
*	Dae Yu Co. Ltd.	22,377	72,627
	Daebongls Co. Ltd.	4,061	26,557

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Daechang Co. Ltd.	318,178	$366,800
	Daechang Forging Co. Ltd.	23,600	143,447
#	Daedong Corp.	88,995	894,827
	Daehan Steel Co. Ltd.	69,851	699,698
	Daekyo Co. Ltd.	48,685	110,606
*	Daelim B&Co Co. Ltd.	7,997	26,101
	Daesang Corp.	131,636	2,277,257
	Daesang Holdings Co. Ltd.	69,236	435,000
*	Daesung Industrial Co. Ltd.	4,468	15,739
	Daewon San Up Co. Ltd.	61,406	282,518
*	Daewoo Engineering & Construction Co. Ltd.	1,064,679	4,163,763
*	Dahaam E-Tec Co. Ltd.	3,535	59,692
	Daihan Pharmaceutical Co. Ltd.	14,428	342,740
	Daishin Securities Co. Ltd.	167,158	1,830,195
#	Daol Investment & Securities Co. Ltd.	266,062	729,763
	Daou Technology, Inc.	138,766	2,590,765
	DB Financial Investment Co. Ltd.	171,696	624,071
	DB Insurance Co. Ltd.	206,232	10,990,370
*	DB, Inc.	197,479	147,782
*	Deutsch Motors, Inc.	67,324	332,235
*	Development Advance Solution Co. Ltd.	41,625	168,175
	Device ENG Co. Ltd.	1,411	17,392
	DGB Financial Group, Inc.	901,358	5,839,309
	DI Dong Il Corp.	57,779	763,863
	Display Tech Co. Ltd.	36,701	141,252
	DL Construction Co. Ltd.	7,274	86,594
	DL E&C Co. Ltd.	231,235	7,184,568
#	DL Holdings Co. Ltd.	72,681	3,616,032
*	DMS Co. Ltd.	60,802	321,968
	Dong A Eltek Co. Ltd.	36,986	207,318
	Dong-A Socio Holdings Co. Ltd.	5,524	456,311
	Dong-A ST Co. Ltd.	9,927	522,222
	Dong-Ah Geological Engineering Co. Ltd.	8,041	84,387
*	Dongbang Transport Logistics Co. Ltd.	18,374	40,216
	Dongbu Corp.	36,803	220,714
	Dongil Industries Co. Ltd.	716	113,181
	Dongkuk Industries Co. Ltd.	191,698	670,262
	Dongkuk Steel Mill Co. Ltd.	359,399	4,009,056
	Dongsung Chemical Co. Ltd.	159,407	583,703
	Dongwha Pharm Co. Ltd.	51,207	392,409
	Dongwon Development Co. Ltd.	229,359	638,451
	Dongwon F&B Co. Ltd.	3,010	401,403
	Dongwon Industries Co. Ltd.	35,580	1,333,165
#	Dongyang E&P, Inc.	28,974	372,048
	Doosan Bobcat, Inc.	233,044	6,613,371
	Doosan Co. Ltd.	26,342	1,997,468
	DoubleUGames Co. Ltd.	26,816	1,075,647
*	Duksan Hi-Metal Co. Ltd.	31,358	140,816
	DY Corp.	95,556	457,882
	DY POWER Corp.	23,114	234,728
	Eagon Industrial Ltd.	37,684	246,268
*	Easy Holdings Co. Ltd.	260,569	618,700
	eBEST Investment & Securities Co. Ltd.	3,604	15,210
*	e-LITECOM Co. Ltd.	12,362	52,196
*	E-MART, Inc.	71,124	6,044,582
	Estechpharma Co. Ltd.	22,481	136,703
#	Eugene Corp.	285,673	873,073
	Eugene Investment & Securities Co. Ltd.	354,290	796,146
	Eusu Holdings Co. Ltd.	64,565	343,326

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Exicon Co. Ltd.	6,081	$48,134
	Farmsco	43,103	142,762
	Fila Holdings Corp.	142,162	4,490,180
	Fursys, Inc.	20,360	490,484
	Gaon Cable Co. Ltd.	22,749	345,338
	Gemvaxlink Co. Ltd.	117,017	131,733
	Geumhwa PSC Co. Ltd.	976	23,088
	Golfzon Newdin Holdings Co. Ltd.	125,101	519,595
	Green Cross Holdings Corp.	28,431	391,925
	GS Engineering & Construction Corp.	225,632	4,303,017
*	GS Global Corp.	240,697	479,230
*	GS Holdings Corp.	259,979	9,341,781
	GS Retail Co. Ltd.	77,916	1,831,177
*	Gwangju Shinsegae Co. Ltd.	19,015	497,785
	Haitai Confectionery & Foods Co. Ltd.	12,558	69,796
#	Hana Financial Group, Inc.	1,098,148	43,626,349
	HanChang Paper Co. Ltd.	21,637	25,557
	Handok, Inc.	19,195	264,288
	Handsome Co. Ltd.	85,111	1,896,847
	Hanil Holdings Co. Ltd.	81,808	727,837
#	Hanjin Transportation Co. Ltd.	51,217	916,863
	Hankook Tire & Technology Co. Ltd.	260,883	6,884,649
	Hanshin Construction Co. Ltd.	46,887	350,564
	Hansol Holdings Co. Ltd.	183,549	504,009
	Hansol HomeDeco Co. Ltd.	394,971	386,270
	Hansol Paper Co. Ltd.	92,144	980,961
*	Hansol Technics Co. Ltd.	152,097	716,025
	Hanwha Corp.	160,503	3,704,812
*	Hanwha General Insurance Co. Ltd.	85,465	299,866
	Hanwha Investment & Securities Co. Ltd.	614,846	1,687,566
*	Hanwha Life Insurance Co. Ltd.	1,571,792	3,510,832
*	Hanwha Solutions Corp.	215,736	7,995,014
	Hanyang Eng Co. Ltd.	57,968	682,420
	Hanyang Securities Co. Ltd.	48,595	350,964
	Harim Holdings Co. Ltd.	217,823	1,548,098
#	HD Hyundai Co. Ltd.	164,915	8,197,809
	HDC Holdings Co. Ltd.	14,787	73,591
#	HDC Hyundai Development Co. Engineering & Construction, Class E	100,792	909,553
	HDC Hyundai Engineering Plastics Co. Ltd.	71,923	239,729
*	Heungkuk Fire & Marine Insurance Co. Ltd.	81,716	235,986
	High Tech Pharm Co. Ltd.	4,000	40,054
	Hitejinro Holdings Co. Ltd.	41,023	341,599
	HL D&I Halla Corp.	124,417	291,746
	HL Holdings Corp.	41,387	1,034,497
	HL Mando Co. Ltd.	21,582	784,946
#	HMM Co. Ltd.	703,975	12,519,198
	HS Industries Co. Ltd.	21,523	72,315
*	Huneed Technologies	54,858	296,318
	Huons Global Co. Ltd.	19,207	335,459
#	Huvis Corp.	95,448	390,243
	Hwa Shin Co. Ltd.	37,073	261,748
	Hwacheon Machine Tool Co. Ltd.	1,700	44,260
	Hwangkum Steel & Technology Co. Ltd.	54,167	321,927
	HwaSung Industrial Co. Ltd.	38,196	339,500
	Hy-Lok Corp.	41,976	749,817
#	Hyosung Corp.	30,405	1,745,996
	Hyosung TNC Corp.	3,713	1,255,962
	Hyundai BNG Steel Co. Ltd.	50,651	469,022
	Hyundai Construction Equipment Co. Ltd.	70,771	3,407,858

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Corp.	45,004	$608,197
	Hyundai Corp. Holdings, Inc.	31,933	280,669
	Hyundai Department Store Co. Ltd.	70,617	3,542,936
#*	Hyundai Doosan Infracore Co. Ltd.	793,272	5,028,866
	Hyundai Engineering & Construction Co. Ltd.	260,108	8,086,592
	Hyundai Futurenet Co. Ltd.	201,158	448,335
	Hyundai Glovis Co. Ltd.	42,131	5,701,684
#	Hyundai Greenfood Co. Ltd.	278,992	1,662,146
	Hyundai Home Shopping Network Corp.	36,095	1,643,823
	Hyundai Livart Furniture Co. Ltd.	68,316	528,276
	Hyundai Marine & Fire Insurance Co. Ltd.	243,124	6,121,008
	Hyundai Mobis Co. Ltd.	191,298	31,986,377
	Hyundai Motor Co.	371,214	50,604,403
	Hyundai Motor Securities Co. Ltd.	113,444	871,792
	Hyundai Steel Co.	333,696	9,321,185
	Hyundai Wia Corp.	55,273	2,416,590
	ICD Co. Ltd.	17,715	132,657
	IDIS Holdings Co. Ltd.	25,924	290,034
	Iljin Electric Co. Ltd.	95,282	392,604
	Iljin Holdings Co. Ltd.	91,947	311,634
#	Ilshin Spinning Co. Ltd.	8,448	701,544
	Ilsung Pharmaceuticals Co. Ltd.	5,843	407,682
	iMarketKorea, Inc.	88,543	738,842
*	Industrial Bank of Korea	1,074,866	8,971,050
	INITECH Co. Ltd.	1,033	3,504
	Innocean Worldwide, Inc.	20,266	738,314
*	Interflex Co. Ltd.	2,073	16,591
#	INTOPS Co. Ltd.	62,228	1,460,878
	Inzi Controls Co. Ltd.	8,200	51,114
	INZI Display Co. Ltd.	37,000	54,686
#	IS Dongseo Co. Ltd.	61,006	1,731,729
	JB Financial Group Co. Ltd.	567,770	4,691,049
*	Jeju Semiconductor Corp.	24,441	81,506
*	JNTC Co. Ltd.	45,564	210,951
	Kangnam Jevisco Co. Ltd.	19,813	338,168
	KAON Media Co. Ltd.	25,397	172,982
#	KB Financial Group, Inc., ADR	2,047,552	93,839,308
	KC Co. Ltd.	39,745	593,162
	KC Green Holdings Co. Ltd.	27,838	71,988
	KC Tech Co. Ltd.	20,518	303,579
	KCC Corp.	16,696	3,216,752
	KCC Glass Corp.	68,956	2,214,291
	KCTC	7,171	28,001
	KG Chemical Corp.	3,173	61,353
	KG Eco Technology Service Co. Ltd.	3,790	35,326
#	Kginicis Co. Ltd.	33,573	362,651
	KGMobilians Co. Ltd.	34,364	166,408
	Kia Corp.	1,032,241	56,238,464
*	KISCO Corp.	58,802	323,710
*	KISCO Holdings Co. Ltd.	38,871	564,162
	KISWIRE Ltd.	61,913	1,042,418
	KIWOOM Securities Co. Ltd.	85,626	6,865,882
*	KleanNara Co. Ltd.	53,229	126,736
	Kolmar Korea Holdings Co. Ltd.	29,261	394,961
	Kolon Corp.	38,037	692,184
#	Kolon Global Corp.	22,739	315,311
	Kolon Industries, Inc.	96,422	3,591,104
#	Kolon Mobility Group Corp.	75,401	298,409
	Komelon Corp.	29,152	244,103

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kook Soon Dang Brewery Co. Ltd.	26,660	$151,593
	Korea Alcohol Industrial Co. Ltd.	70,875	643,604
	Korea Asset In Trust Co. Ltd.	256,587	642,504
*	Korea Circuit Co. Ltd.	23,846	266,356
	Korea Electric Terminal Co. Ltd.	34,249	1,520,912
	Korea Export Packaging Industrial Co. Ltd.	1,813	44,758
	Korea Flange Co. Ltd.	151,751	346,491
	Korea Investment Holdings Co. Ltd.	178,843	9,126,303
*	Korea Line Corp.	871,544	1,633,862
#	Korea Petrochemical Ind Co. Ltd.	19,867	2,680,167
	Korea Real Estate Investment & Trust Co. Ltd.	839,050	944,871
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	133,872	8,694,674
	Korean Reinsurance Co.	590,197	3,617,990
*	Kortek Corp.	52,428	439,235
	KPX Chemical Co. Ltd.	12,798	513,587
	KSS LINE Ltd.	82,545	630,255
	KT Skylife Co. Ltd.	137,089	929,908
	KTCS Corp.	168,949	596,037
	Ktis Corp.	152,732	427,682
	Kukdo Chemical Co. Ltd.	6,697	232,488
*	Kukdong Corp.	11,431	13,459
	Kukdong Oil & Chemicals Co. Ltd.	26,930	79,443
*	Kumho HT, Inc.	122,482	90,276
	Kumho Petrochemical Co. Ltd.	44,195	5,315,557
*	Kumho Tire Co., Inc.	476,127	1,227,945
	KUMHOE&C Co. Ltd.	7,074	41,858
	Kumkang Kind Co. Ltd.	96,105	493,699
	Kwang Dong Pharmaceutical Co. Ltd.	76,797	375,639
*	KX Hitech Co. Ltd.	81,334	89,042
#*	Kyeryong Construction Industrial Co. Ltd.	41,349	680,099
	Kyobo Securities Co. Ltd.	108,288	509,823
	Kyungbang Co. Ltd.	61,163	533,665
	Kyungdong Pharm Co. Ltd.	14,689	94,854
	Kyung-In Synthetic Corp.	6,399	23,926
	LEADCORP, Inc.	81,748	514,745
	Lee Ku Industrial Co. Ltd.	20,154	53,267
	LF Corp.	102,512	1,434,529
	LG Corp.	299,745	20,186,088
#*	LG Display Co. Ltd., ADR	2,777,539	15,554,218
	LG Electronics, Inc.	548,862	44,973,503
	LG HelloVision Co. Ltd.	143,379	545,876
	LG Uplus Corp.	1,171,214	10,591,570
	Lotte Chemical Corp.	64,890	9,368,627
	Lotte Chilsung Beverage Co. Ltd.	7,504	976,169
	Lotte Confectionery Co. Ltd.	6,080	593,107
#	Lotte Corp.	93,211	2,456,866
*	Lotte Data Communication Co.	8,187	172,344
#	LOTTE Fine Chemical Co. Ltd.	86,140	4,023,705
	LOTTE Himart Co. Ltd.	41,983	464,606
#*	Lotte Non-Life Insurance Co. Ltd.	404,670	537,580
	Lotte Shopping Co. Ltd.	39,438	3,022,366
	LS Corp.	63,826	3,668,787
	LS Electric Co. Ltd.	4,192	182,368
*	Lumens Co. Ltd.	190,857	197,296
*	LVMC Holdings	274,553	625,445
	LX Hausys Ltd.	37,658	1,196,080
*	LX Holdings Corp.	153,703	1,103,658
	LX International Corp.	149,044	4,266,612
	Maeil Dairies Co. Ltd.	6,841	282,520

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Maeil Holdings Co. Ltd.	11,288	$82,409
*	MegaStudy Co. Ltd.	43,791	387,837
	Meritz Securities Co. Ltd.	1,312,737	6,852,777
	Mi Chang Oil Industrial Co. Ltd.	4,014	240,610
	Mirae Asset Life Insurance Co. Ltd.	388,009	929,939
#	Mirae Asset Securities Co. Ltd.	1,347,539	7,480,689
	Mirae Asset Venture Investment Co. Ltd.	4,611	19,942
	MK Electron Co. Ltd.	88,121	836,279
*	Mobase Electronics Co. Ltd.	16,407	19,302
	Moonbae Steel Co. Ltd.	8,945	25,264
	Moorim P&P Co. Ltd.	125,039	430,555
	Moorim Paper Co. Ltd.	129,927	268,411
	Motonic Corp.	51,452	345,872
	Muhak Co. Ltd.	23,975	102,816
	Nam Hwa Construction Co. Ltd.	23,163	185,202
	Namyang Dairy Products Co. Ltd.	1,939	792,802
	NEOWIZ HOLDINGS Corp.	19,890	489,653
*	Nepes Ark Corp.	1,805	29,173
#Ω	Netmarble Corp.	39,747	1,979,750
	Nexen Corp.	134,544	438,060
	Nexen Tire Corp.	208,239	1,136,022
	NH Investment & Securities Co. Ltd.	552,538	4,140,052
*	NHN Corp.	103,202	2,455,131
	NI Steel Co. Ltd.	8,824	36,315
	NICE Holdings Co. Ltd.	15,181	165,405
	Nice Information & Telecommunication, Inc.	10,279	222,603
	NICE Total Cash Management Co. Ltd.	7,446	30,434
*	NK Co. Ltd.	25,998	19,905
	Nong Shim Holdings Co. Ltd.	11,334	617,634
	Nong Woo Bio Co. Ltd.	21,556	160,041
#	NongShim Co. Ltd.	10,598	2,954,972
	NOROO Paint & Coatings Co. Ltd.	54,335	360,573
	NPC	116,690	621,677
#*	OCI Co. Ltd.	82,048	6,025,638
	Okong Corp.	4,362	12,768
	OPTUS Pharmaceutical Co. Ltd.	21,387	110,215
	Orion Holdings Corp.	136,985	1,739,376
*††	Osung Advanced Materials Co. Ltd.	204,475	285,403
	Ottogi Corp.	2,010	777,199
#*	Paik Kwang Industrial Co. Ltd.	141,258	504,339
	Pan Ocean Co. Ltd.	1,250,644	6,160,694
	Partron Co. Ltd.	32,545	229,911
#	PHA Co. Ltd.	51,383	302,416
#	Poongsan Corp.	105,296	3,096,951
#	Poongsan Holdings Corp.	28,395	668,992
#	POSCO Holdings, Inc., Sponsored ADR	903,713	55,948,872
	POSCO Holdings, Inc.	85,423	20,990,711
	Posco International Corp.	275,976	5,284,261
*	Power Logics Co. Ltd.	18,125	74,146
	Protec Co. Ltd.	4,528	84,139
	Pulmuone Co. Ltd.	16,524	152,439
	Rayence Co. Ltd.	15,304	153,986
*	RFTech Co. Ltd.	49,408	217,420
	Sajo Industries Co. Ltd.	12,362	429,380
	Sajodaerim Corp.	10,562	241,194
	Sam Young Electronics Co. Ltd.	65,034	497,497
*	Sambo Corrugated Board Co. Ltd.	31,268	271,059
*	Sambo Motors Co. Ltd.	63,534	281,439
	Samho Development Co. Ltd.	108,856	348,519

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SAMHWA Paints Industrial Co. Ltd.	68,665	$340,585
	Samick Musical Instruments Co. Ltd.	311,281	333,090
	Samji Electronics Co. Ltd.	15,508	109,915
*	Samjin LND Co. Ltd.	82,899	191,954
	Sammok S-Form Co. Ltd.	28,515	401,568
#	SAMPYO Cement Co. Ltd.	176,395	517,821
#	Samsung C&T Corp.	168,672	16,290,585
	Samsung Card Co. Ltd.	108,126	2,666,142
#	Samsung Electronics Co. Ltd.	1,802,600	89,787,919
	Samsung Fire & Marine Insurance Co. Ltd.	114,410	18,864,664
*	Samsung Heavy Industries Co. Ltd.	398,937	1,885,294
	Samsung Life Insurance Co. Ltd.	200,638	11,551,160
	Samsung Securities Co. Ltd.	222,026	6,043,914
	SAMT Co. Ltd.	57,809	127,350
	Samyang Corp.	19,237	642,964
#	Samyang Holdings Corp.	21,364	1,251,937
	Samyang Packaging Corp.	1,251	18,526
	Samyang Tongsang Co. Ltd.	7,531	311,794
	Sangsangin Co. Ltd.	73,576	354,914
	SAVEZONE I&C Corp.	83,806	179,730
	Seah Besteel Holdings Corp.	84,469	1,131,622
	SeAH Holdings Corp.	4,354	371,811
	SeAH Steel Corp.	5,976	673,141
	SeAH Steel Holdings Corp.	8,469	1,127,645
	Sebang Co. Ltd.	51,264	1,942,015
#	Sebang Global Battery Co. Ltd.	32,252	1,247,465
	Segyung Hitech Co. Ltd.	5,577	62,221
	Sejong Industrial Co. Ltd.	96,660	478,487
	Sejong Telecom, Inc.	165,700	103,326
	Sempio Co.	1,814	73,556
	Sempio Foods Co.	327	9,014
	Seohan Co. Ltd.	493,982	464,249
	Seoul Semiconductor Co. Ltd.	140,059	1,221,048
	SEOWONINTECH Co. Ltd.	6,241	29,469
	Seoyon Co. Ltd.	61,121	376,556
	Seoyon E-Hwa Co. Ltd.	81,828	591,183
††	Sewon Precision Industry Co. Ltd.	1,457	9,227
	SGC e Tec E&C Co. Ltd.	11,889	299,232
	SGC Energy Co. Ltd.	6,509	171,720
#	Shindaeyang Paper Co. Ltd.	10,487	737,213
	Shinhan Financial Group Co. Ltd.	779,692	26,364,791
#	Shinhan Financial Group Co. Ltd., ADR	1,007,399	34,271,713
*	Shinsegae Engineering & Construction Co. Ltd.	14,942	271,691
*	Shinsegae Food Co. Ltd.	2,444	98,963
*	Shinsegae Information & Communication Co. Ltd.	6,640	76,672
*	Shinsegae International, Inc.	2,918	58,226
*	Shinsegae, Inc.	34,791	6,566,851
*	Shinsung Tongsang Co. Ltd.	11,144	23,152
	Shinwon Corp.	30,816	39,742
	Shinyoung Securities Co. Ltd.	25,871	1,233,590
	Silla Co. Ltd.	36,116	327,928
*	SIMMTECH HOLDINGS Co. Ltd.	9,370	25,734
#	SIMPAC, Inc.	116,152	495,007
	Sindoh Co. Ltd.	25,367	689,778
	Sinil Pharm Co. Ltd.	28,347	194,326
	SK Chemicals Co. Ltd.	6,802	464,795
	SK D&D Co. Ltd.	845	14,533
	SK Discovery Co. Ltd.	62,887	1,629,292
	SK Gas Ltd.	4,620	458,748

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Hynix, Inc.	2,129,150	$154,030,863
*	SK Innovation Co. Ltd.	201,904	26,836,075
	SK Networks Co. Ltd.	751,085	2,485,141
*	SK Rent A Car Co. Ltd.	16,176	93,398
	SK Securities Co. Ltd.	1,916,497	1,233,216
	SK, Inc.	103,938	16,812,889
#	SL Corp.	64,147	1,345,289
*††	S-MAC Co. Ltd.	77,182	90,377
	SNT Dynamics Co. Ltd.	49,889	436,000
	SNT Holdings Co. Ltd.	35,428	464,657
	SNT Motiv Co. Ltd.	48,775	1,816,030
*	SNU Precision Co. Ltd.	34,211	84,968
*	Solborn, Inc.	43,010	214,168
	Songwon Industrial Co. Ltd.	41,113	634,745
	Soulbrain Holdings Co. Ltd.	14,138	287,557
*	Spigen Korea Co. Ltd.	7,426	209,529
#*	Ssangyong Motor Co.	106,487	432,241
	Suheung Co. Ltd.	12,002	329,425
#	Sung Kwang Bend Co. Ltd.	91,464	983,429
*	Sungchang Enterprise Holdings Ltd.	264,331	478,944
#	Sungshin Cement Co. Ltd.	89,238	695,561
#	Sungwoo Hitech Co. Ltd.	306,796	1,260,442
	Sunjin Co. Ltd.	49,238	395,685
	SurplusGLOBAL, Inc.	18,242	57,526
*	Systems Technology, Inc.	15,962	166,599
	Tae Kyung Industrial Co. Ltd.	64,197	346,811
#	Taekwang Industrial Co. Ltd.	1,637	988,197
*††	Taewoong Co. Ltd.	82,505	662,276
	Taeyoung Engineering & Construction Co. Ltd.	125,689	431,470
	TechWing, Inc.	11,192	57,529
*	Theragen Etex Co. Ltd.	41,336	156,831
*	Thinkware Systems Corp.	19,864	226,601
*	TK Corp.	35,200	467,979
	Tongyang Life Insurance Co. Ltd.	245,795	955,717
	Tongyang, Inc.	243,708	219,325
*	Top Engineering Co. Ltd.	67,035	291,331
*	Toptec Co. Ltd.	72,766	541,444
	Tovis Co. Ltd.	67,462	583,934
	TS Corp.	219,521	497,047
*	TY Holdings Co. Ltd.	136,004	1,301,277
	Uju Electronics Co. Ltd.	11,348	136,621
*	Unid Btplus Co. Ltd.	35,958	212,807
	Unid Co. Ltd.	22,933	1,587,606
	Uniquest Corp.	37,513	296,793
	Viatron Technologies, Inc.	21,325	159,105
	Visang Education, Inc.	45,065	223,329
	Whanin Pharmaceutical Co. Ltd.	26,342	374,895
*	WillBes & Co.	332,697	193,554
#	WiSoL Co. Ltd.	74,300	434,034
*	WONIK CUBE Corp.	25,551	47,748
*	Wonik Holdings Co. Ltd.	245,189	714,038
#	Wonik Materials Co. Ltd.	12,961	310,195
	Woongjin Thinkbig Co. Ltd.	82,732	172,255
*	Wooree Bio Co. Ltd.	8,597	22,264
	Woori Financial Group, Inc.	1,958,138	20,424,959
*	Woori Technology Investment Co. Ltd.	30,291	129,983
#*	Woorison F&G Co. Ltd.	126,099	185,470
	WooSung Co. Ltd.	2,249	44,018
	Y G-1 Co. Ltd.	95,992	532,564

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	YAS Co. Ltd.	5,678	$39,271
*	Y-entec Co. Ltd.	43,424	325,896
	Yoosung Enterprise Co. Ltd.	98,733	226,878
#	Young Poong Corp.	1,987	1,008,977
	Young Poong Precision Corp.	53,659	497,278
	Youngone Corp.	121,044	4,304,695
	Youngone Holdings Co. Ltd.	26,091	1,299,902
	Yuanta Securities Korea Co. Ltd.	512,112	1,149,468
	YuHwa Securities Co. Ltd.	130,435	242,303
	Yuyu Pharma, Inc.	30,382	154,254
*	Zeus Co. Ltd.	7,535	170,744
TOTAL SOUTH KOREA			1,373,110,052
TAIWAN — (16.0%)
	Abico Avy Co. Ltd.	741,364	501,675
#	Ability Enterprise Co. Ltd.	1,131,330	789,900
	AcBel Polytech, Inc.	751,000	887,403
	Acer, Inc.	14,060,109	11,738,056
#	ACES Electronic Co. Ltd.	580,778	635,287
*	Acon Holding, Inc.	45,000	17,286
	Acter Group Corp. Ltd.	52,000	191,451
	ADATA Technology Co. Ltd.	32,000	70,485
#	Advanced International Multitech Co. Ltd.	472,000	1,565,548
	Advanced Optoelectronic Technology, Inc.	543,000	317,893
#	AEON Motor Co. Ltd.	67,000	89,066
	AGV Products Corp.	2,113,211	770,605
*	Airmate Cayman International Co. Ltd.	50,557	29,529
*	ALI Corp.	104,000	75,199
#	Alltek Technology Corp.	177,120	227,565
#	Alpha Networks, Inc.	1,163,086	1,192,711
	Altek Corp.	1,387,365	1,564,846
*	Ambassador Hotel	1,454,000	1,580,362
	Ampire Co. Ltd.	17,000	18,651
	AMPOC Far-East Co. Ltd.	534,000	832,180
#	AmTRAN Technology Co. Ltd.	4,034,011	1,351,248
	Apac Opto Electronics, Inc.	28,000	28,912
#	Apacer Technology, Inc.	534,210	775,716
#	APCB, Inc.	740,000	409,414
	Apex Biotechnology Corp.	59,000	49,418
#	Apex International Co. Ltd.	662,263	1,291,106
	Apex Science & Engineering	92,536	32,112
	Arcadyan Technology Corp.	269,000	912,394
	Ardentec Corp.	2,194,058	3,883,776
	Argosy Research, Inc.	25,000	75,921
	ASE Technology Holding Co. Ltd.	13,379,000	45,141,303
#	Asia Cement Corp.	7,830,589	11,031,698
	Asia Electronic Material Co. Ltd.	144,000	73,058
#	Asia Optical Co., Inc.	91,000	194,334
*	Asia Pacific Telecom Co. Ltd.	5,141,204	1,063,334
*	Asia Plastic Recycling Holding Ltd.	1,211,942	287,504
	Asia Polymer Corp.	2,230,530	2,179,895
#	Asia Tech Image, Inc.	68,000	152,425
#	Asia Vital Components Co. Ltd.	1,059,984	3,778,169
	ASolid Technology Co. Ltd.	16,000	40,045
#	Asustek Computer, Inc.	2,723,000	24,802,269
	Aten International Co. Ltd.	7,000	18,177
	Audix Corp.	399,332	708,214
	AUO Corp., ADR	3,101,147	18,048,675
	Aver Information, Inc.	129,000	199,828

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Avermedia Technologies	109,600	$84,496
*	Azurewave Technologies, Inc.	15,000	10,145
	Bank of Kaohsiung Co. Ltd.	2,917,204	1,253,829
	Basso Industry Corp.	225,000	312,840
	BenQ Materials Corp.	24,000	27,232
	BES Engineering Corp.	7,377,443	2,065,007
	Bin Chuan Enterprise Co. Ltd.	239,000	182,906
#	Biostar Microtech International Corp.	951,055	459,373
	Bizlink Holding, Inc.	11,000	96,498
#	Bright Led Electronics Corp.	539,000	281,668
	Brighton-Best International Taiwan, Inc.	62,000	78,973
	C Sun Manufacturing Ltd.	18,540	27,548
*	Cameo Communications, Inc.	1,053,712	358,351
	Capital Securities Corp.	9,667,158	3,751,916
#*	Career Technology MFG. Co. Ltd.	1,459,085	1,197,828
#	Carnival Industrial Corp.	691,007	325,393
	Catcher Technology Co. Ltd.	2,036,000	12,107,348
	Cathay Chemical Works	296,000	246,708
	Cathay Financial Holding Co. Ltd.	37,469,201	53,344,196
	Cathay Real Estate Development Co. Ltd.	3,045,694	1,661,803
#	Cayman Engley Industrial Co. Ltd.	104,000	218,186
#	Celxpert Energy Corp.	419,000	472,887
#	Central Reinsurance Co. Ltd.	992,148	599,039
#	Chain Chon Industrial Co. Ltd.	673,419	425,536
*	ChainQui Construction Development Co. Ltd.	571,393	277,551
	Champion Building Materials Co. Ltd.	1,207,445	364,642
	Chang Hwa Commercial Bank Ltd.	15,810,978	9,291,489
#	Channel Well Technology Co. Ltd.	545,000	537,359
	Charoen Pokphand Enterprise	99,600	262,427
	CHC Healthcare Group	593,000	970,610
	CHC Resources Corp.	17,000	26,675
	Chen Full International Co. Ltd.	281,000	366,911
	Chenbro Micom Co. Ltd.	17,000	49,012
	Cheng Loong Corp.	4,361,659	4,238,544
#	Cheng Mei Materials Technology Corp.	2,484,000	843,465
	Cheng Shin Rubber Industry Co. Ltd.	5,637,000	6,504,777
	Cheng Uei Precision Industry Co. Ltd.	2,096,635	2,704,614
#*	Chenming Electronic Technology Corp.	385,000	251,984
#	Chia Chang Co. Ltd.	635,000	774,045
	Chia Hsin Cement Corp.	2,546,191	1,543,283
	Chian Hsing Forging Industrial Co. Ltd.	45,100	47,697
	Chicony Electronics Co. Ltd.	132,000	382,808
	Chien Kuo Construction Co. Ltd.	857,797	326,421
	Chien Shing Harbour Service Co. Ltd.	24,496	33,110
	China Airlines Ltd.	13,057,353	8,517,776
#	China Bills Finance Corp.	3,514,000	1,768,889
#	China Chemical & Pharmaceutical Co. Ltd.	1,249,264	1,118,143
	China Container Terminal Corp.	82,000	61,283
	China Development Financial Holding Corp.	55,911,205	24,700,399
#	China Electric Manufacturing Corp.	1,100,432	503,741
	China General Plastics Corp.	1,108,585	1,043,840
#	China Glaze Co. Ltd.	602,799	282,286
*	China Man-Made Fiber Corp.	6,929,014	1,995,426
	China Metal Products	1,559,969	1,562,054
	China Motor Corp.	1,192,099	2,406,502
#	China Petrochemical Development Corp.	19,921,068	6,730,164
	China Steel Corp.	55,859,320	59,112,390
#	China Wire & Cable Co. Ltd.	434,600	382,844
#	Chinese Maritime Transport Ltd.	463,270	609,323

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ching Feng Home Fashions Co. Ltd.	41,000	$24,008
#	Chin-Poon Industrial Co. Ltd.	2,155,815	2,156,026
	Chipbond Technology Corp.	2,033,000	4,118,607
	ChipMOS Technologies, Inc.	2,859,085	3,318,843
#	ChipMOS Technologies, Inc., ADR	25,383	585,834
	Chong Hong Construction Co. Ltd.	67,000	165,453
#	Chun YU Works & Co. Ltd.	834,750	681,631
	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,283,450
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,553,250	4,215,576
	Chung Hwa Chemical Industrial Works Ltd.	57,000	48,843
#	Chung Hwa Pulp Corp.	2,210,353	1,245,777
*††	Chung Shing Textile Co.	600	0
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	35,000	71,960
	Chyang Sheng Dyeing & Finishing Co. Ltd.	167,000	82,169
	Clevo Co.	1,257,000	1,309,279
	CMC Magnetics Corp.	5,117,019	1,325,121
#	CoAsia Electronics Corp.	319,704	126,388
#	Collins Co. Ltd.	610,224	360,698
	Compal Electronics, Inc.	15,229,332	11,496,385
#	Compeq Manufacturing Co. Ltd.	5,127,000	7,845,596
	Compucase Enterprise	57,000	57,537
#	Concord Securities Co. Ltd.	2,251,489	739,262
	Continental Holdings Corp.	2,207,540	2,170,465
	Contrel Technology Co. Ltd.	714,000	421,021
	Coretronic Corp.	1,850,800	3,643,064
#	Coxon Precise Industrial Co. Ltd.	434,000	175,024
	CTBC Financial Holding Co. Ltd.	74,971,073	57,324,723
	CviLux Corp.	109,000	119,055
	CX Technology Co. Ltd.	51,750	42,147
#	CyberTAN Technology, Inc.	799,000	651,255
	DA CIN Construction Co. Ltd.	1,674,579	1,704,465
	Da-Li Development Co. Ltd.	30,000	30,367
#	Darfon Electronics Corp.	353,000	465,379
#*	Darwin Precisions Corp.	2,245,635	682,718
	De Licacy Industrial Co. Ltd.	98,000	46,008
#	Depo Auto Parts Ind Co. Ltd.	501,000	1,261,117
*††	DER PAO Construction	1,139,000	0
	D-Link Corp.	2,996,068	1,541,965
	Dyaco International, Inc.	51,000	73,094
	Dynamic Holding Co. Ltd.	1,391,873	805,902
	Dynapack International Technology Corp.	803,000	2,055,589
	E.Sun Financial Holding Co. Ltd.	27,967,487	22,906,424
	Eastern Media International Corp.	40,500	32,532
#*	Edimax Technology Co. Ltd.	982,902	525,024
#	Edison Opto Corp.	636,250	379,381
#	Edom Technology Co. Ltd.	1,005,350	921,838
	Elite Advanced Laser Corp.	103,000	137,558
#	Elite Semiconductor Microelectronics Technology, Inc.	911,000	2,389,814
*	Elitegroup Computer Systems Co. Ltd.	1,778,395	1,283,564
††	ENG Electric Co. Ltd.	239,997	1,094
	Ennoconn Corp.	142,599	1,066,840
	Ennostar, Inc.	2,255,210	3,786,142
	EnTie Commercial Bank Co. Ltd.	2,417,232	1,198,562
	Epileds Technologies, Inc.	79,000	38,478
	Eson Precision Ind Co. Ltd.	49,000	99,886
	Eternal Materials Co. Ltd.	1,729,487	1,875,844
	Eva Airways Corp.	10,588,355	10,332,715
*	Everest Textile Co. Ltd.	2,357,813	561,406
	Evergreen International Storage & Transport Corp.	2,503,000	2,259,916

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Evergreen Marine Corp. Taiwan Ltd.	2,636,658	$13,469,997
	Evergreen Steel Corp.	37,000	65,767
	Everlight Chemical Industrial Corp.	750,950	477,651
	Everlight Electronics Co. Ltd.	2,381,000	2,985,967
	Excel Cell Electronic Co. Ltd.	37,000	30,057
	Excelsior Medical Co. Ltd.	528,253	1,251,928
	Far Eastern Department Stores Ltd.	5,359,445	3,879,119
	Far Eastern International Bank	13,695,978	5,353,134
	Far Eastern New Century Corp.	13,016,528	14,226,215
	Farcent Enterprise Co. Ltd.	11,000	20,172
	Farglory Land Development Co. Ltd.	1,437,264	2,799,265
*	Federal Corp.	607,160	424,199
#	Feedback Technology Corp.	63,000	187,762
	Feng Hsin Steel Co. Ltd.	21,000	48,445
	First Financial Holding Co. Ltd.	30,083,229	26,238,326
	First Hi-Tec Enterprise Co. Ltd.	11,000	19,373
	First Hotel	890,857	422,130
#	First Insurance Co. Ltd.	1,382,064	746,982
*	First Steamship Co. Ltd.	3,419,042	990,981
#	FIT Holding Co. Ltd.	241,150	233,837
	Fittech Co. Ltd.	75,000	239,537
	FLEXium Interconnect, Inc.	1,328,000	4,449,231
	FOCI Fiber Optic Communications, Inc.	32,000	25,020
	Forcecon Tech Co. Ltd.	93,000	175,017
	Forest Water Environment Engineering Co. Ltd.	21,400	19,580
	Formosa Advanced Technologies Co. Ltd.	995,000	1,330,046
	Formosa Chemicals & Fibre Corp.	6,077,000	14,647,374
#	Formosa Laboratories, Inc.	530,478	1,151,066
	Formosa Plastics Corp.	9,403,000	28,029,103
#	Formosa Taffeta Co. Ltd.	3,081,511	2,788,579
#	Formosan Rubber Group, Inc.	1,319,957	969,895
	Formosan Union Chemical	1,885,843	1,447,699
#	Founding Construction & Development Co. Ltd.	1,012,418	584,864
	Foxconn Technology Co. Ltd.	3,210,142	5,822,075
#	Franbo Lines Corp.	190,360	116,502
	Froch Enterprise Co. Ltd.	1,037,734	830,763
	FSP Technology, Inc.	793,292	1,026,597
	Fu Chun Shin Machinery Manufacture Co. Ltd.	117,570	70,025
#	Fubon Financial Holding Co. Ltd.	34,386,681	69,257,611
	Fulgent Sun International Holding Co. Ltd.	83,000	368,376
	Fullerton Technology Co. Ltd.	529,200	323,832
#	Fulltech Fiber Glass Corp.	2,081,265	867,199
	Fwusow Industry Co. Ltd.	1,205,043	792,367
#	G Shank Enterprise Co. Ltd.	761,902	1,232,365
	Gamania Digital Entertainment Co. Ltd.	148,000	397,963
	Gemtek Technology Corp.	1,833,962	1,696,495
	General Interface Solution Holding Ltd.	922,000	2,625,561
	Getac Holdings Corp.	785,065	1,193,808
#*	Giantplus Technology Co. Ltd.	1,722,100	859,581
	Gigabyte Technology Co. Ltd.	553,287	2,148,771
#	Global Brands Manufacture Ltd.	1,520,154	1,465,353
	Global Lighting Technologies, Inc.	160,000	302,677
	Global Mixed Mode Technology, Inc.	29,000	157,406
	Global PMX Co. Ltd.	10,000	51,183
	Global View Co. Ltd.	53,000	51,999
*	Globe Union Industrial Corp.	1,330,625	585,873
	Gloria Material Technology Corp.	1,886,116	2,392,935
	GMI Technology, Inc.	60,221	35,956
	Goldsun Building Materials Co. Ltd.	5,261,171	4,518,525

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Good Will Instrument Co. Ltd.	172,746	$162,030
	Gourmet Master Co. Ltd.	183,000	921,785
	Grand Fortune Securities Co. Ltd.	880,520	303,939
	Grand Pacific Petrochemical	4,856,000	3,258,037
#	Great China Metal Industry	842,000	685,080
	Great Wall Enterprise Co. Ltd.	1,955,236	3,021,533
	Greatek Electronics, Inc.	357,000	606,753
*††	Green Energy Technology, Inc.	1,424,880	0
	GTM Holdings Corp.	661,900	568,704
#	Hannstar Board Corp.	1,846,488	2,023,838
#	HannStar Display Corp.	5,060,435	2,053,245
	HannsTouch Solution, Inc.	3,034,001	951,983
	Hanpin Electron Co. Ltd.	286,000	277,259
	Harmony Electronics Corp.	11,000	11,740
#	Harvatek Corp.	876,553	543,643
	Heran Co. Ltd.	10,000	36,238
	Hey Song Corp.	1,873,500	2,069,571
	Hi-Clearance, Inc.	4,000	19,159
	Highlight Tech Corp.	30,000	51,235
#	Highwealth Construction Corp.	1,636,050	2,244,315
	Hiroca Holdings Ltd.	346,000	516,146
	Ho Tung Chemical Corp.	4,655,475	1,348,673
#	Hocheng Corp.	1,108,066	669,552
	Hold-Key Electric Wire & Cable Co. Ltd.	49,699	25,864
	Holy Stone Enterprise Co. Ltd.	243,000	741,230
	Hon Hai Precision Industry Co. Ltd.	38,800,192	129,388,231
*	Hong Pu Real Estate Development Co. Ltd.	1,038,655	779,618
	Hong TAI Electric Industrial	1,260,000	847,979
#	Hong YI Fiber Industry Co.	753,000	445,972
	Horizon Securities Co. Ltd.	738,820	222,482
	Hsin Kuang Steel Co. Ltd.	114,000	184,987
	Hsing TA Cement Co.	862,614	476,468
#*	HTC Corp.	1,801,000	3,686,295
#	HUA ENG Wire & Cable Co. Ltd.	1,728,035	923,796
#	Hua Nan Financial Holdings Co. Ltd.	25,082,692	19,083,429
#	Huaku Development Co. Ltd.	842,000	2,499,365
	Huang Hsiang Construction Corp.	127,000	176,417
#	Hung Ching Development & Construction Co. Ltd.	857,468	605,731
	Hung Sheng Construction Ltd.	1,870,269	1,452,851
	Huxen Corp.	173,281	284,249
	Hwa Fong Rubber Industrial Co. Ltd.	62,000	30,425
	Hwacom Systems, Inc.	270,000	139,928
	IBF Financial Holdings Co. Ltd.	14,209,796	5,976,735
#	Ichia Technologies, Inc.	1,139,260	686,325
#	I-Chiun Precision Industry Co. Ltd.	896,532	695,574
	IEI Integration Corp.	56,200	139,446
	Infortrend Technology, Inc.	1,013,000	597,093
	Innolux Corp.	31,833,847	13,024,223
#	Inpaq Technology Co. Ltd.	280,250	490,611
#*	Integrated Service Technology, Inc.	128,570	368,386
	IntelliEPI, Inc.	5,000	9,483
	International CSRC Investment Holdings Co.	4,051,166	2,681,620
#	Inventec Corp.	8,918,277	7,518,048
	Iron Force Industrial Co. Ltd.	24,000	61,204
#	ITE Technology, Inc.	758,479	2,008,912
	ITEQ Corp.	386,000	1,049,893
#	Jarllytec Co. Ltd.	252,000	528,826
	Jean Co. Ltd.	464,845	204,327
	Jess-Link Products Co. Ltd.	465,500	656,025

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Jinli Group Holdings Ltd.	790,532	$308,801
	Joinsoon Electronics Manufacturing Co. Ltd.	46,000	29,525
#	K Laser Technology, Inc.	820,601	521,233
#	Kaimei Electronic Corp.	120,400	245,480
#	Kaulin Manufacturing Co. Ltd.	565,656	264,560
	Kedge Construction Co. Ltd.	26,400	47,610
	KEE TAI Properties Co. Ltd.	1,804,000	767,607
#	Kenda Rubber Industrial Co. Ltd.	846,000	874,644
	Kerry TJ Logistics Co. Ltd.	76,000	98,947
*	Key Ware Electronics Co. Ltd.	198,678	70,194
	Kindom Development Co. Ltd.	1,995,000	1,932,937
	King Chou Marine Technology Co. Ltd.	243,100	303,564
	King Yuan Electronics Co. Ltd.	6,395,805	8,205,856
	King's Town Bank Co. Ltd.	4,610,012	5,330,079
#*	King's Town Construction Co. Ltd.	437,380	481,292
#	Kinko Optical Co. Ltd.	659,756	558,866
	Kinpo Electronics	5,886,375	2,667,360
#	Kinsus Interconnect Technology Corp.	1,359,000	5,161,961
	Ko Ja Cayman Co. Ltd.	53,000	81,947
#	KS Terminals, Inc.	69,000	164,887
*	Kung Sing Engineering Corp.	2,517,875	561,995
	Kuo Toong International Co. Ltd.	1,052,808	809,645
*	Kuo Yang Construction Co. Ltd.	199,000	122,124
	Kwong Fong Industries Corp.	481,649	165,601
	Kwong Lung Enterprise Co. Ltd.	89,000	153,862
	KYE Systems Corp.	1,182,909	409,875
	L&K Engineering Co. Ltd.	807,000	1,147,682
	LAN FA Textile	985,713	274,937
#	Largan Precision Co. Ltd.	276,000	19,695,735
*	Leader Electronics, Inc.	347,056	114,378
#	Lealea Enterprise Co. Ltd.	3,892,941	1,355,148
#	LEE CHI Enterprises Co. Ltd.	952,900	656,667
	Lelon Electronics Corp.	86,000	166,587
*	Li Peng Enterprise Co. Ltd.	2,493,381	653,247
	Lida Holdings Ltd.	316,680	325,210
	Lien Hwa Industrial Holdings Corp.	1,790,155	3,105,798
	Lingsen Precision Industries Ltd.	1,966,480	921,842
	Lite-On Technology Corp.	8,049,738	17,887,296
	Liton Technology Corp.	52,000	62,241
#*	Long Bon International Co. Ltd.	855,880	479,041
	Long Da Construction & Development Corp.	129,000	96,509
	Longchen Paper & Packaging Co. Ltd.	4,392,859	2,754,158
	Lu Hai Holding Corp.	51,700	52,322
	Lucky Cement Corp.	726,000	268,230
	Lung Yen Life Service Corp.	60,000	76,345
#	Macauto Industrial Co. Ltd.	74,000	168,850
#	Macronix International Co. Ltd.	9,458,605	11,368,443
	Materials Analysis Technology, Inc.	37,000	220,638
	Mayer Steel Pipe Corp.	597,456	475,218
#	Maywufa Co. Ltd.	182,070	119,383
#	Mega Financial Holding Co. Ltd.	24,662,940	26,335,386
#	Mercuries & Associates Holding Ltd.	2,114,949	1,083,612
*	Mercuries Life Insurance Co. Ltd.	11,732,946	2,165,998
	Merry Electronics Co. Ltd.	80,000	217,731
	Micro-Star International Co. Ltd.	44,000	193,261
#	MIN AIK Technology Co. Ltd.	859,600	481,144
	Mirle Automation Corp.	79,000	102,442
	Mitac Holdings Corp.	3,237,682	3,332,980
#	MOSA Industrial Corp.	256,000	206,253

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	MPI Corp.	388,000	$1,617,052
	Namchow Holdings Co. Ltd.	254,000	386,950
	Nan Pao Resins Chemical Co. Ltd.	14,000	62,464
*	Nan Ren Lake Leisure Amusement Co. Ltd.	761,739	307,824
	Nan Ya Plastics Corp.	15,589,000	39,231,702
	Nang Kuang Pharmaceutical Co. Ltd.	35,000	67,724
	Nantex Industry Co. Ltd.	128,000	169,732
#	Nanya Technology Corp.	6,094,000	11,837,135
*	New Era Electronics Co. Ltd.	168,000	94,830
	Nichidenbo Corp.	94,000	169,662
	Nien Hsing Textile Co. Ltd.	647,061	459,486
#	Niko Semiconductor Co. Ltd.	72,000	135,750
	Nishoku Technology, Inc.	194,000	615,517
	O-Bank Co. Ltd.	2,152,604	665,955
	Ocean Plastics Co. Ltd.	80,000	90,555
#*	Optimax Technology Corp.	87,000	52,170
#	Orient Semiconductor Electronics Ltd.	1,631,670	1,018,696
	Oriental Union Chemical Corp.	40,000	25,319
	Pacific Construction Co.	1,755,452	545,891
#	Paiho Shih Holdings Corp.	137,000	122,306
	Pan German Universal Motors Ltd.	6,000	43,451
	Pan Jit International, Inc.	371,100	828,535
	Pan-International Industrial Corp.	2,143,444	2,773,680
#	PChome Online, Inc.	55,000	119,798
#	Pegatron Corp.	9,540,998	20,567,002
	Phison Electronics Corp.	105,000	1,307,113
	Pixart Imaging, Inc.	442,000	1,475,483
	Plastron Precision Co. Ltd.	38,156	16,038
	Plotech Co. Ltd.	522,000	334,727
	Posiflex Technology, Inc.	14,000	54,766
	Pou Chen Corp.	8,256,550	9,473,073
#	Powerchip Semiconductor Manufacturing Corp.	4,051,000	4,672,524
	Powertech Technology, Inc.	1,219,000	3,407,198
	President Securities Corp.	4,298,263	2,362,697
	Primax Electronics Ltd.	842,000	1,620,878
	Prince Housing & Development Corp.	5,913,018	2,199,966
*††	Prodisc Technology, Inc.	6,185,157	0
	Promate Electronic Co. Ltd.	181,000	233,212
#	Prosperity Dielectrics Co. Ltd.	102,000	124,054
	P-Two Industries, Inc.	62,000	53,499
	Qisda Corp.	7,807,171	7,392,902
	QST International Corp.	16,500	32,258
	Qualipoly Chemical Corp.	290,593	331,133
	Quang Viet Enterprise Co. Ltd.	12,000	49,585
	Quanta Computer, Inc.	6,695,000	16,720,681
	Quanta Storage, Inc.	312,000	465,756
#	Quintain Steel Co. Ltd.	1,247,301	633,099
#	Radiant Opto-Electronics Corp.	1,713,000	5,872,169
	Radium Life Tech Co. Ltd.	3,777,226	1,144,144
	Rechi Precision Co. Ltd.	171,000	96,604
	Rexon Industrial Corp. Ltd.	35,000	35,796
	Rich Development Co. Ltd.	3,070,054	874,767
*	Ritek Corp.	3,848,449	1,047,195
*††	Roo Hsing Co. Ltd.	739,000	53,902
	Ruentex Development Co. Ltd.	1,577,058	2,361,797
	Ruentex Industries Ltd.	2,581,385	5,783,876
	Sampo Corp.	1,851,340	1,647,717
	San Fang Chemical Industry Co. Ltd.	23,000	16,079
#	San Far Property Ltd.	1,393,560	558,241

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sanyang Motor Co. Ltd.	2,494,624	$2,920,313
	Scan-D Corp.	33,000	46,901
	Sea Sonic Electronics Co. Ltd.	12,000	21,196
	Senao International Co. Ltd.	33,000	35,074
	Sercomm Corp.	60,000	161,634
#	Sesoda Corp.	753,279	1,072,481
	Shanghai Commercial & Savings Bank Ltd.	1,904,566	2,959,965
	Shan-Loong Transportation Co. Ltd.	436,000	439,839
	Sharehope Medicine Co. Ltd.	188,900	212,195
	Sheng Yu Steel Co. Ltd.	644,000	555,264
	ShenMao Technology, Inc.	111,000	172,990
#	Shih Her Technologies, Inc.	260,000	505,089
	Shih Wei Navigation Co. Ltd.	1,071,534	898,893
#	Shihlin Electric & Engineering Corp.	2,667,000	5,805,343
	Shin Foong Specialty & Applied Materials Co. Ltd.	25,000	50,742
	Shin Kong Financial Holding Co. Ltd.	41,055,909	12,329,660
	Shin Zu Shing Co. Ltd.	942,842	2,597,357
*	Shining Building Business Co. Ltd.	1,544,368	474,675
	Shinkong Insurance Co. Ltd.	1,061,412	1,782,607
	Shinkong Synthetic Fibers Corp.	6,782,754	4,070,763
#	ShunSin Technology Holding Ltd.	87,000	245,401
#*	Shuttle, Inc.	1,866,015	754,842
	Sigurd Microelectronics Corp.	2,351,231	4,008,119
	Silitech Technology Corp.	49,878	55,946
	Simplo Technology Co. Ltd.	37,000	366,556
	Sincere Navigation Corp.	1,484,242	1,007,828
	Singatron Enterprise Co. Ltd.	56,000	37,572
	Sinher Technology, Inc.	303,000	372,783
	Sinmag Equipment Corp.	13,000	40,403
	Sinon Corp.	1,870,877	2,436,169
#	SinoPac Financial Holdings Co. Ltd.	34,125,220	19,714,931
	Sinyi Realty, Inc.	77,000	71,306
	Sirtec International Co. Ltd.	476,200	327,148
#	Siward Crystal Technology Co. Ltd.	722,875	849,449
#	Soft-World International Corp.	44,000	117,939
	Solar Applied Materials Technology Corp.	118,000	137,265
#	Solomon Technology Corp.	406,000	365,612
	Solteam, Inc.	50,390	75,926
#	Southeast Cement Co. Ltd.	944,700	568,108
#	Spirox Corp.	356,563	292,777
	St Shine Optical Co. Ltd.	5,000	42,348
#	Sunonwealth Electric Machine Industry Co. Ltd.	163,000	232,074
	Sunplus Technology Co. Ltd.	368,000	294,496
	Sunrex Technology Corp.	452,108	583,056
#	Sunspring Metal Corp.	580,569	461,620
	Supreme Electronics Co. Ltd.	2,482,726	3,099,519
	Sweeten Real Estate Development Co. Ltd.	862,114	703,288
	Syncmold Enterprise Corp.	116,000	231,252
	Synnex Technology International Corp.	4,549,550	9,194,591
	Systex Corp.	33,000	81,790
#	TA Chen Stainless Pipe	1,078,660	1,620,410
	Ta Ya Electric Wire & Cable	3,005,860	2,317,854
#	Tah Hsin Industrial Corp.	323,701	770,005
#	TA-I Technology Co. Ltd.	172,500	256,497
*	Tai Tung Communication Co. Ltd.	508,535	242,806
	Taichung Commercial Bank Co. Ltd.	30,084,186	13,163,271
#	TaiDoc Technology Corp.	135,000	809,782
#	Taiflex Scientific Co. Ltd.	967,960	1,354,157
	Taimide Tech, Inc.	261,000	289,018

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tainan Enterprises Co. Ltd.	338,183	$238,507
	Tainan Spinning Co. Ltd.	6,278,485	3,595,280
#	Tai-Saw Technology Co. Ltd.	158,000	142,480
	Taishin Financial Holding Co. Ltd.	36,570,442	19,878,612
	Taita Chemical Co. Ltd.	1,349,394	1,020,610
#	TAI-TECH Advanced Electronics Co. Ltd.	75,000	225,598
	Taiwan Business Bank	21,000,705	9,368,300
	Taiwan Cement Corp.	18,560,110	22,481,177
	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	396,902
	Taiwan Cooperative Financial Holding Co. Ltd.	26,547,837	23,459,517
	Taiwan Fertilizer Co. Ltd.	2,537,000	4,730,026
	Taiwan Fire & Marine Insurance Co. Ltd.	1,283,000	883,595
#	Taiwan FU Hsing Industrial Co. Ltd.	661,000	932,799
#	Taiwan Glass Industry Corp.	3,848,982	3,009,637
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,317,932	3,941,607
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	802,000	1,129,413
*††	Taiwan Kolin Co. Ltd.	5,797,000	0
††	Taiwan Land Development Corp.	4,185,322	140,092
	Taiwan Navigation Co. Ltd.	1,131,000	1,002,498
	Taiwan Paiho Ltd.	172,000	342,003
	Taiwan PCB Techvest Co. Ltd.	1,492,946	1,843,674
	Taiwan Shin Kong Security Co. Ltd.	134,390	178,724
	Taiwan Steel Union Co. Ltd.	8,000	26,346
	Taiwan Styrene Monomer	568,000	264,729
#	Taiwan Surface Mounting Technology Corp.	1,330,991	4,054,918
#*	Taiwan TEA Corp.	2,961,092	2,126,396
#	Taiwan Union Technology Corp.	752,000	1,554,261
	Taiyen Biotech Co. Ltd.	569,217	616,862
#*	Tatung Co. Ltd.	4,614,000	5,272,866
	TBI Motion Technology Co. Ltd.	9,000	11,726
	Te Chang Construction Co. Ltd.	16,260	16,449
	Teco Electric & Machinery Co. Ltd.	5,730,725	5,498,781
	Tera Autotech Corp.	24,863	18,101
	Test Research, Inc.	77,000	163,897
	Test Rite International Co. Ltd.	1,140,266	755,029
*	Tex-Ray Industrial Co. Ltd.	359,000	138,902
	Thermaltake Technology Co. Ltd.	149,000	135,058
	Thinking Electronic Industrial Co. Ltd.	33,000	165,500
#	Thye Ming Industrial Co. Ltd.	55,600	70,853
	Ting Sin Co. Ltd.	65,698	37,436
	Ton Yi Industrial Corp.	3,768,600	2,232,840
	Tong Hsing Electronic Industries Ltd.	453,600	3,481,277
	Tong Ming Enterprise Co. Ltd.	16,000	23,278
	Tong Yang Industry Co. Ltd.	1,937,000	2,923,786
	Tong-Tai Machine & Tool Co. Ltd.	995,447	471,564
	Top Bright Holding Co. Ltd.	5,000	17,378
	Top Union Electronics Corp.	176,762	148,039
	Topco Technologies Corp.	18,000	44,495
	Topkey Corp.	70,000	416,808
#	Topoint Technology Co. Ltd.	695,459	684,569
	Toung Loong Textile Manufacturing	104,040	91,602
#	TPK Holding Co. Ltd.	2,004,000	2,052,672
	Transcend Information, Inc.	76,000	172,570
	Tripod Technology Corp.	2,416,000	7,992,769
	Tsann Kuen Enterprise Co. Ltd.	164,182	246,818
	TSC Auto ID Technology Co. Ltd.	2,000	13,253
	TSRC Corp.	209,000	197,151
	TST Group Holding Ltd.	6,000	20,203
#	Tung Ho Steel Enterprise Corp.	2,997,593	5,793,255

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tung Ho Textile Co. Ltd.	23,000	$13,795
#	TXC Corp.	1,387,000	4,048,895
#	TYC Brother Industrial Co. Ltd.	1,251,723	1,173,584
*	Tycoons Group Enterprise	2,388,337	685,918
#	Tyntek Corp.	1,448,097	835,298
#	UDE Corp.	353,000	395,787
	U-Ming Marine Transport Corp.	1,426,000	2,415,380
#	Unic Technology Corp.	219,000	104,914
	Union Bank Of Taiwan	12,068,606	6,511,751
	Unitech Computer Co. Ltd.	477,739	503,962
#*	Unitech Printed Circuit Board Corp.	3,306,346	2,023,979
#	United Microelectronics Corp.	29,448,681	48,191,117
	United Radiant Technology	20,000	12,543
*††	Unity Opto Technology Co. Ltd.	2,993,000	0
	Univacco Technology, Inc.	46,000	39,756
	Universal Cement Corp.	2,263,583	1,782,202
	Universal, Inc.	97,000	81,061
	Unizyx Holding Corp.	1,288,793	1,589,425
	UPC Technology Corp.	4,078,598	2,019,838
	USI Corp.	4,329,827	3,442,608
*	Usun Technology Co. Ltd.	128,100	158,962
#	U-Tech Media Corp.	125,000	72,074
	Ve Wong Corp.	912,806	1,124,711
	Ventec International Group Co. Ltd.	9,000	24,199
*	Victory New Materials Ltd. Co.	626,687	213,312
	Viking Tech Corp.	55,000	92,781
#	Wah Hong Industrial Corp.	406,516	386,466
	Wah Lee Industrial Corp.	923,100	2,635,705
	Walsin Lihwa Corp.	10,515,971	19,141,810
#	Walsin Technology Corp.	1,196,000	3,611,285
#	Walton Advanced Engineering, Inc.	1,297,853	524,339
	Wan Hai Lines Ltd.	1,924,000	4,903,291
	We & Win Development Co. Ltd.	79,000	18,603
	Wei Chuan Foods Corp.	447,000	285,624
*††	Wei Mon Industry Co. Ltd.	3,885,691	0
	Weikeng Industrial Co. Ltd.	2,081,490	1,901,807
	Well Shin Technology Co. Ltd.	468,080	777,245
#	WELLELL, Inc.	134,000	132,545
#*	Wha Yu Industrial Co. Ltd.	238,000	141,956
	Winbond Electronics Corp.	15,660,572	11,345,442
	Winmate, Inc.	28,000	78,590
#	Winstek Semiconductor Co. Ltd.	247,000	407,109
*††	Wintek Corp.	20,783,484	0
#	Wisdom Marine Lines Co. Ltd.	1,500,364	3,054,135
	Wistron Corp.	14,497,343	15,250,951
	Wistron Information Technology & Services Corp.	10,000	30,248
	WPG Holdings Ltd.	8,381,284	13,361,016
	WT Microelectronics Co. Ltd.	2,156,751	4,717,242
	WUS Printed Circuit Co. Ltd.	857,668	800,921
	Xxentria Technology Materials Corp.	74,000	151,695
	Ya Horng Electronic Co. Ltd.	22,000	29,136
	Yageo Corp.	535,019	9,711,089
	Yang Ming Marine Transport Corp.	7,544,000	15,845,101
#	YC INOX Co. Ltd.	1,963,446	2,002,089
	YCC Parts Manufacturing Co. Ltd.	10,000	13,872
#	Yea Shin International Development Co. Ltd.	918,710	669,093
	Yem Chio Co. Ltd.	2,519,746	1,228,801
	Yen Sun Technology Corp.	100,000	92,717
	Yeong Guan Energy Technology Group Co. Ltd.	442,820	932,536

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	YFC-Boneagle Electric Co. Ltd.	35,449	$32,186
#	YFY, Inc.	6,212,847	5,357,909
#	Yi Jinn Industrial Co. Ltd.	1,140,142	719,764
	Yi Shin Textile Industrial Co. Ltd.	7,000	7,499
#*	Yieh Hsing Enterprise Co. Ltd.	216,000	91,656
#	Yieh Phui Enterprise Co. Ltd.	3,610,178	2,070,859
#	Young Fast Optoelectronics Co. Ltd.	488,000	456,925
#	Youngtek Electronics Corp.	628,047	1,270,594
	Yuanta Financial Holding Co. Ltd.	37,576,593	28,255,958
	Yuen Chang Stainless Steel Co. Ltd.	161,000	115,550
#	Yulon Motor Co. Ltd.	2,661,650	7,378,084
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	509,458
	YungShin Global Holding Corp.	127,000	180,618
#	Zeng Hsing Industrial Co. Ltd.	106,358	424,164
#	Zenitron Corp.	940,000	944,902
#	Zero One Technology Co. Ltd.	699,391	977,253
	Zhen Ding Technology Holding Ltd.	3,351,000	12,374,014
*	Zhong Yang Technology Co. Ltd.	49,000	65,079
#	Zig Sheng Industrial Co. Ltd.	1,952,352	699,762
*	Zinwell Corp.	701,000	411,977
	Zippy Technology Corp.	63,000	84,531
	ZongTai Real Estate Development Co. Ltd.	960,915	1,010,846
TOTAL TAIWAN			1,762,179,835
THAILAND — (2.4%)
	AAPICO Hitech PCL, NVDR	85,550	85,524
	AAPICO Hitech PCL	1,078,747	1,078,420
	AP Thailand PCL	13,262,830	4,781,208
	Asia Green Energy PCL	166,700	18,281
	Bangchak Corp. PCL	5,587,000	6,177,689
	Bangkok Bank PCL	2,372,053	11,389,591
	Bangkok Bank PCL, NVDR	259,600	1,246,489
	Bangkok Insurance PCL	190,328	1,706,667
	Bangkok Land PCL	65,837,196	2,114,130
	Bangkok Life Assurance PCL, NVDR	314,100	278,322
*	Bangkok Ranch PCL	2,754,600	243,667
	Banpu PCL	28,014,733	9,844,620
	Berli Jucker PCL	3,515,000	4,046,350
*	Better World Green PCL	6,693,200	210,873
	BG Container Glass PCL	161,900	49,536
	Cal-Comp Electronics Thailand PCL, Class F	17,060,235	1,219,696
	CH Karnchang PCL	783,600	536,485
	Charoen Pokphand Foods PCL	18,111,400	12,948,471
*	Country Group Development PCL	12,272,400	167,300
*	Country Group Holdings PCL, Class F	1,781,200	48,024
	Demco PCL	1,585,700	239,224
	Do Day Dream PCL	60,600	31,576
	Eastern Water Resources Development & Management PCL, Class F	752,100	121,894
	Esso Thailand PCL	2,196,700	618,882
	Finansia Syrus Securities PCL, NVDR	301,500	30,141
	GFPT PCL	1,762,200	720,682
	Global Green Chemicals PCL, Class F	503,800	228,931
	Hwa Fong Rubber Thailand PCL	44,400	8,877
	ICC International PCL	2,067,400	2,270,320
	Indorama Ventures PCL	2,797,800	3,432,623
	Interlink Communication PCL	142,500	30,866
*	Interlink Telecom PCL	1,903,200	213,324
	IRPC PCL	46,016,768	4,265,717
*	Italian-Thai Development PCL	23,534,600	1,454,425

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Kasikornbank PCL, NVDR	843,501	$3,705,169
	Khon Kaen Sugar Industry PCL	7,605,107	834,004
	Kiatnakin Phatra Bank PCL	770,400	1,592,845
	Krung Thai Bank PCL	9,154,400	4,853,135
	Lalin Property PCL	204,200	57,839
	Lanna Resources PCL	274,200	129,583
	LH Financial Group PCL	7,976,846	289,979
	LPN Development PCL	6,596,802	919,276
	MCS Steel PCL	252,300	76,049
	Millcon Steel PCL	6,680,850	155,839
*	Nawarat Patanakarn PCL	3,182,100	82,902
	Origin Property PCL, Class F	351,800	130,020
	Polyplex Thailand PCL	1,450,825	1,109,765
*	Power Solution Technologies PCL, Class F	3,438,240	174,985
	Precious Shipping PCL	1,959,100	979,253
	Property Perfect PCL	44,279,235	536,555
	Pruksa Holding PCL	4,216,300	1,686,009
	PTT Exploration & Production PCL	4,695,700	24,396,018
	PTT Global Chemical PCL	7,433,041	11,089,890
	PTT PCL	47,667,700	48,014,269
	Quality Houses PCL	20,628,147	1,474,778
*	Rabbit Holdings PLC, Class F	1,531,000	56,120
	Regional Container Lines PCL	428,500	425,125
	Rojana Industrial Park PCL	4,451,273	829,304
	RPCG Pcl	1,432,400	45,563
	Saha Pathana Inter-Holding PCL	2,248,100	4,733,201
	Saha Pathanapibul PCL	1,052,533	2,064,572
	Sahakol Equipment PCL	1,782,300	106,906
	Saha-Union PCL	1,568,500	1,472,993
	Sansiri PCL	66,481,166	3,927,242
	SC Asset Corp. PCL	8,392,953	1,210,253
	SCB X PCL	2,709,600	8,536,759
*	Seafresh Industry PCL	2,006,200	173,818
	Sena Development PCL	1,331,366	158,909
	Siam Cement PCL	1,853,100	18,862,211
	Siam City Cement PCL	132,500	640,223
	Siamgas & Petrochemicals PCL	444,700	136,064
*	Singha Estate PCL	547,000	32,810
	Sino-Thai Engineering & Construction PCL	1,967,700	858,373
	SNC Former PCL	95,000	41,154
	Somboon Advance Technology PCL	1,447,400	938,333
	SPCG PCL	1,778,500	792,001
	Sri Trang Agro-Industry PCL	3,562,599	2,363,554
	Sri Trang Gloves Thailand PCL	1,707,600	537,990
	Srithai Superware PCL	6,739,400	340,951
	Star Petroleum Refining PCL	4,697,500	1,636,512
*	STP & I PCL	5,500,900	866,546
	Supalai PCL	6,411,000	4,699,976
	Super Energy Corp. PCL	89,356,909	1,705,388
	Susco PCL	912,000	104,986
	Syntec Construction PCL	5,229,800	294,681
	Tata Steel Thailand PCL	2,480,900	87,181
	Thai Oil PCL	4,627,474	8,095,626
	Thai Stanley Electric PCL, NVDR	19,100	108,490
	Thai Stanley Electric PCL, Class F	170,100	966,184
	Thai Union Group PCL, Class F	7,584,100	3,676,025
	Thai Wacoal PCL	79,300	87,684
	Thai Wah PCL, Class F	204,900	33,519
	Thanachart Capital PCL	1,024,300	1,326,532

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thitikorn PCL	1,125,800	$291,596
	Thoresen Thai Agencies PCL	7,333,800	1,810,678
	TKS Technologies PCL	139,600	57,092
	TMBThanachart Bank PCL	75,780,196	3,374,641
	TPI Polene PCL	35,813,340	2,007,109
	TPI Polene Power PCL	5,302,399	562,205
	True Corp. PCL	48,436,100	7,131,156
*	TTCL PCL	150,400	22,143
*	Unique Engineering & Construction PCL	979,600	143,631
	Univentures PCL	3,231,600	332,852
	WHA Corp. PCL	446,600	51,141
TOTAL THAILAND			262,904,990
TURKEY — (0.9%)
#	Akbank TAS	15,811,473	14,326,449
*	Albaraka Turk Katilim Bankasi AS	6,719,355	1,019,420
*	Anadolu Anonim Turk Sigorta Sirketi	1,482,941	1,374,360
	Anadolu Efes Biracilik Ve Malt Sanayii AS	609,446	1,693,677
#	Arcelik AS	240,237	1,373,108
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	203,459	729,772
#	Dogan Sirketler Grubu Holding AS	4,313,267	2,028,353
	Enka Insaat ve Sanayi AS	3,382,698	5,352,088
#	Eregli Demir ve Celik Fabrikalari TAS	4,680,802	9,500,562
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,178,710	1,048,027
	GSD Holding AS	3,582,196	602,918
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	128,429	110,849
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	71,559	58,638
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,216,798	1,947,917
#	KOC Holding AS	2,948,015	12,019,273
	Menderes Tekstil Sanayi ve Ticaret AS	51,336	17,811
	Pinar SUT Mamulleri Sanayii AS	19,858	62,783
#*	Sekerbank Turk AS	6,118,056	862,538
*	TAV Havalimanlari Holding AS	232,992	1,022,218
*	Turk Hava Yollari AO	2,178,289	15,970,407
#	Turkiye Garanti Bankasi AS	2,109,193	2,705,083
#*	Turkiye Halk Bankasi AS	2,146,595	1,203,141
#	Turkiye Is Bankasi AS, Class C	10,075,714	5,844,030
*	Turkiye Sinai Kalkinma Bankasi AS	7,418,871	1,657,763
#	Turkiye Sise ve Cam Fabrikalari AS	3,124,902	6,598,037
#*	Turkiye Vakiflar Bankasi TAO, Class D	4,331,695	2,181,065
#*	Vestel Elektronik Sanayi ve Ticaret AS	399,445	1,347,542
#	Yapi ve Kredi Bankasi AS	14,660,135	7,109,067
*	Zorlu Enerji Elektrik Uretim AS	955,387	253,145
TOTAL TURKEY			100,020,041
UNITED ARAB EMIRATES — (1.0%)
	Abu Dhabi Commercial Bank PJSC	11,434,990	26,181,772
	Abu Dhabi National Insurance Co. PSC	8,834	13,964
	Agthia Group PJSC	547,376	607,154
	Air Arabia PJSC	2,271,324	1,363,800
*	Ajman Bank PJSC	3,332,699	1,027,688
	Aldar Properties PJSC	13,235,760	15,762,972
	Amanat Holdings PJSC	3,002,899	689,876
*	Amlak Finance PJSC	1,853,962	292,874
	Dana Gas PJSC	12,094,448	2,729,863
*	Deyaar Development PJSC	4,202,841	549,239
	Dubai Investments PJSC	6,860,831	4,066,287
*	Emaar Development PJSC	5,085,574	6,192,489

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emaar Properties PJSC	20,549,179	$31,224,800
	Emirates NBD Bank PJSC	4,823,306	17,039,077
*	Eshraq Investments PJSC	3,371,519	440,579
	Islamic Arab Insurance Co.	229,899	40,225
*	Manazel PJSC	1,193,679	123,984
*	RAK Properties PJSC	5,221,328	877,000
	Ras Al Khaimah Ceramics	656,980	499,723
*	SHUAA Capital PSC	2,175,952	235,900
*	Union Properties PJSC	3,928,839	293,551
TOTAL UNITED ARAB EMIRATES			110,252,817
UNITED STATES — (0.0%)
*††	Rexlot Holdings	67,831,618	0
TOTAL COMMON STOCKS			10,822,592,496
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
	Banco ABC Brasil SA	560,876	2,120,287
Ω	Banco BMG SA	147,500	65,087
	Banco Bradesco SA	9,283,898	25,640,772
	Banco do Estado do Rio Grande do Sul SA Class B	1,073,745	2,119,442
	Banco Pan SA	230,000	262,790
	Eucatex SA Industria e Comercio	290,928	610,363
	Gerdau SA	556,085	3,586,514
	Grazziotin SA	6,400	37,066
	Marcopolo SA	2,628,443	1,563,717
	Petroleo Brasileiro SA	4,730,679	24,295,018
	Randon SA Implementos e Participacoes	204,400	326,151
	Unipar Carbocloro SA Class B	67,234	1,130,312
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	2,215,573	3,722,955
TOTAL BRAZIL			65,480,474
COLOMBIA — (0.0%)
	Grupo Argos SA	374,078	440,656
	Grupo Aval Acciones y Valores SA	269,461	33,069
	Grupo de Inversiones Suramericana SA	829,737	2,182,293
TOTAL COLOMBIA			2,656,018
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	873,808	675,567
SOUTH KOREA — (0.0%)
	Hanwha Solutions Corp.	1,712	48,174
TAIWAN — (0.0%)
	China Development Financial Holding Corp.	4,894,167	1,318,171
TOTAL PREFERRED STOCKS			70,178,404
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Empreendimentos Pague Menos SA Rights 02/28/23	3,713	402
CHILE — (0.0%)
*	Salfacorp SA Rights 02/07/23	488,490	26,389

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»

INDIA — (0.0%)
*	Heritage Foods Ltd. Rights 02/13/23	13,341	$22,716
MALAYSIA — (0.0%)
*	Yinson Holdings Bhd Warrants 06/21/25	61,748	10,640
SOUTH KOREA — (0.0%)
*	LVMC Holdings Rights 02/28/23	65,781	44,858
THAILAND — (0.0%)
*	Nawarat Patanakarn PCL	18,830	0
*	Power Solution Technologies PCL Warrants 11/11/25	1,146,080	9,374
TOTAL THAILAND			9,374
TOTAL RIGHTS/WARRANTS			114,379
TOTAL INVESTMENT SECURITIES (Cost $9,492,696,071)			10,892,885,279

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	11,107,517	128,491,752
TOTAL INVESTMENTS — (100.0%)
(Cost $9,621,163,383)^^			$11,021,377,031
As of January 31, 2023, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	03/17/23	$31,281,828	$33,949,500	$2,667,672
S&P 500® Emini Index	220	03/17/23	44,099,089	44,990,000	890,911
Total Futures Contracts			$75,380,917	$78,939,500	$3,558,583
Summary of the Fund's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$406,071,124	$1,303,929	—	$407,375,053
Chile	—	65,885,392	—	65,885,392
China	215,089,780	2,956,553,631	$15,165,191	3,186,808,602
Colombia	4,968,445	1,817	—	4,970,262
Czech Republic	—	10,046,119	—	10,046,119
Greece	—	39,633,898	—	39,633,898
Hong Kong	—	432,816	—	432,816
Hungary	—	23,495,563	—	23,495,563
India	78,182,096	1,630,039,110	813,439	1,709,034,645
Indonesia	—	203,059,229	433,158	203,492,387
Kuwait	107,940	98,508	—	206,448
Malaysia	—	211,291,127	—	211,291,127
Mexico	312,938,865	6,599,943	—	319,538,808
Philippines	—	111,045,568	13,735	111,059,303
Poland	—	86,300,837	—	86,300,837

Dimensional Emerging Markets Value Fund
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Qatar	—	$66,327,837	—	$66,327,837
Saudi Arabia	$574,245	380,497,847	—	381,072,092
South Africa	50,610,698	336,542,874	—	387,153,572
South Korea	200,125,327	1,171,937,442	$1,047,283	1,373,110,052
Taiwan	18,634,509	1,743,350,238	195,088	1,762,179,835
Thailand	254,349,950	8,555,040	—	262,904,990
Turkey	—	100,020,041	—	100,020,041
United Arab Emirates	—	110,252,817	—	110,252,817
Preferred Stocks
Brazil	65,415,387	65,087	—	65,480,474
Colombia	2,656,018	—	—	2,656,018
Philippines	—	675,567	—	675,567
South Korea	—	48,174	—	48,174
Taiwan	—	1,318,171	—	1,318,171
Rights/Warrants
Brazil	—	402	—	402
Chile	—	26,389	—	26,389
India	—	22,716	—	22,716
Malaysia	—	10,640	—	10,640
South Korea	—	44,858	—	44,858
Thailand	—	9,374	—	9,374
Securities Lending Collateral	—	128,491,752	—	128,491,752
Futures Contracts**	3,558,583	—	—	3,558,583
TOTAL	$1,613,282,967	$9,393,984,753	$17,667,894^	$11,024,935,614
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor").
SECURITY VALUATION
The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Fund.
2.    FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At January 31, 2023, the total cost of securities for federal income tax purposes was $9,749,702 for the Dimensional Emerging Markets Value Fund.
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occured during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Fund’s financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminates the asset segregation framework previously used by the Fund to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Fund began complying with the Valuation Rule on August 1, 2022.
OTHER
The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
On March 10 and March 12, 2023, Federal Deposit Insurance Corporation (FDIC) named itself as the receiver of two banking institutions, Silicon Valley Bank (SVB) and Signature Bank (SB) respectively. As of March 10, 2023 the Fund did not have material exposure to SVB or SB. The reported valuations as of January 31, 2023 may be impacted by current market conditions. Management is currently evaluating the effect on the Fund.